UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07742
Exact name of registrant as specified in charter:	Voyageur Mutual Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	August 31
Date of reporting period:	February 28, 2018

Item 1. Reports to Stockholders

Fixed income mutual funds

Delaware Tax-Free Minnesota Fund

Delaware Tax-Free Minnesota Intermediate Fund

Delaware Minnesota High-Yield Municipal Bond Fund

February 28, 2018

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2018, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2017 to February 28, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2017 to Feb. 28, 2018.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2017 to February 28, 2018 (Unaudited)

Delaware Tax-Free Minnesota Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$990.00	0.85%	$4.19
Class C	1,000.00	986.30	1.60%	7.88
Institutional Class	1,000.00	991.20	0.60%	2.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware Tax-Free Minnesota Intermediate Fund Expense analysis of an investment of $1,000
	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$987.20	0.84%	$4.14
Class C	1,000.00	983.00	1.69%	8.31
Institutional Class	1,000.00	988.80	0.69%	3.40
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.41	1.69%	8.45
Institutional Class	1,000.00	1,021.37	0.69%	3.46

2

Delaware Minnesota High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$992.50	0.89%	$4.40
Class C	1,000.00	988.90	1.64%	8.09
Institutional Class	1,000.00	994.70	0.64%	3.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*“	Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

3

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.15%
Corporate Revenue Bonds	1.82%
Education Revenue Bonds	16.20%
Electric Revenue Bonds	8.49%
Healthcare Revenue Bonds	24.79%
Housing Revenue Bonds	0.49%
Lease Revenue Bonds	3.02%
Local General Obligation Bonds	9.02%
Pre-Refunded/Escrowed to Maturity Bonds	17.62%
Special Tax Revenue Bonds	1.50%
State General Obligation Bonds	10.06%
Transportation Revenue Bonds	3.60%
Water & Sewer Revenue Bonds	2.54%
Short-Term Investments	0.33%
Total Value of Securities	99.48%
Receivables and Other Assets Net of Liabilities	0.52%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.72%
Minnesota	98.37%
US Virgin Islands	0.39%
Total Value of Securities	99.48%

4

Security type / sector / state / territory allocations

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.81%
Corporate Revenue Bond	0.92%
Education Revenue Bonds	11.23%
Electric Revenue Bonds	10.28%
Healthcare Revenue Bonds	25.61%
Housing Revenue Bonds	0.31%
Lease Revenue Bonds	6.79%
Local General Obligation Bonds	8.24%
Pre-Refunded/Escrowed to Maturity Bonds	14.83%
Special Tax Revenue Bonds	0.61%
State General Obligation Bonds	13.00%
Transportation Revenue Bonds	6.24%
Water & Sewer Revenue Bonds	0.75%
Short-Term Investment	0.27%
Total Value of Securities	99.08%
Receivables and Other Assets Net of Liabilities	0.92%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Minnesota Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.75%
Minnesota	98.33%
Total Value of Securities	99.08%

5

Security type / sector / state / territory allocations

Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.04%
Corporate Revenue Bonds	1.83%
Education Revenue Bonds	20.80%
Electric Revenue Bonds	8.74%
Healthcare Revenue Bonds	27.72%
Housing Revenue Bonds	1.48%
Lease Revenue Bonds	2.82%
Local General Obligation Bonds	11.02%
Pre-Refunded/Escrowed to Maturity Bonds	10.82%
Special Tax Revenue Bonds	1.58%
State General Obligation Bonds	7.39%
Transportation Revenue Bonds	3.22%
Water & Sewer Revenue Bonds	1.62%
Short-Term Investment	0.16%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

* As of the date of this report, Delaware Minnesota High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.67%
Minnesota	98.53%
Total Value of Securities	99.20%

6

Schedules of investments

Delaware Tax-Free Minnesota Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.15%
Corporate Revenue Bonds – 1.82%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	6,555,000	$ 6,455,430
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	3,565,000	3,348,141

		9,803,571

Education Revenue Bonds – 16.20%
Bethel Charter School Lease Revenue
(Spectrum High School Project)
Series A 4.00% 7/1/32	840,000	847,795
Series A 4.25% 7/1/47	1,250,000	1,259,525
Series A 4.375% 7/1/52	400,000	403,796
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,313,562
Series A 5.00% 3/1/39	385,000	389,081
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	257,660
Series A 5.00% 7/1/45	1,390,000	1,392,891
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,119,740
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	3,500,000	3,596,985
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	580,000	618,512
Series A 5.75% 8/1/44	1,190,000	1,274,895
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	765,000	776,406
Series A 5.00% 7/1/47	2,290,000	2,300,694
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	598,688
Series A 5.00% 7/1/44	1,770,000	1,777,381
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/31	885,000	916,187
Series A 5.00% 7/1/47	2,300,000	2,268,490

7

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Student Housing Revenue (Riverton Community Housing Project)
5.25% 8/1/39	470,000	$482,582
5.50% 8/1/49	2,260,000	2,338,784
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/26	4,990,000	5,901,423
Minnesota Higher Education Facilities Authority Revenue
(Bethel University)
5.00% 5/1/32	1,375,000	1,532,011
5.00% 5/1/37	1,250,000	1,372,200
5.00% 5/1/47	250,000	272,010
(Carleton College)
4.00% 3/1/35	1,000,000	1,049,340
4.00% 3/1/36	415,000	434,488
5.00% 3/1/34	225,000	261,216
5.00% 3/1/44	2,085,000	2,383,405
(College of St. Benedict) Series 8-K 4.00% 3/1/43	1,000,000	1,017,830
(Gustavus Adolphus College) 5.00% 10/1/47	4,850,000	5,412,600
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	389,623
Series 7-Q 5.00% 10/1/24	475,000	529,112
Series 7-Q 5.00% 10/1/27	200,000	219,510
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	563,010
Series 8-I 5.00% 10/1/33	250,000	280,250
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	768,470
Series 8-G 5.00% 12/1/32	670,000	766,473
Series 8-N 4.00% 10/1/35	500,000	526,725
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,901,862
(Trustees of The Hamline University)
Series B 5.00% 10/1/37	955,000	1,038,945
Series B 5.00% 10/1/38	580,000	630,095
Series B 5.00% 10/1/39	170,000	184,554
Series B 5.00% 10/1/40	625,000	678,031
Series B 5.00% 10/1/47	1,060,000	1,143,507
(University of St. Thomas)
Series 8-L 5.00% 4/1/35	750,000	843,735
Series A 4.00% 10/1/34	400,000	420,144
Series A 4.00% 10/1/36	500,000	521,015

8

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	520,000	$529,812
Series A 5.00% 9/1/44	1,165,000	1,174,634
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	3,030,725
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	875,000	560,507
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,945,000	1,784,149
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	150,000	151,795
Series A 144A 5.50% 7/1/52 #	735,000	753,265
(Nova Classical Academy Project) Series A 4.125% 9/1/47	1,750,000	1,699,075
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,477,685
University of Minnesota
Series A 5.00% 4/1/34	925,000	1,070,512
Series A 5.00% 9/1/34	2,500,000	2,933,100
Series A 5.00% 4/1/35	3,175,000	3,657,092
Series A 5.00% 4/1/36	2,650,000	3,046,201
Series A 5.00% 4/1/37	1,125,000	1,290,577
Series A 5.00% 9/1/40	1,560,000	1,807,790
Series A 5.00% 9/1/41	1,000,000	1,157,060
(State Supported Stadium Debt) Series A 5.00% 8/1/26	3,760,000	4,428,641

		87,527,858

Electric Revenue Bonds – 8.49%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,298,235
Minnesota Municipal Power Agency Electric Revenue
4.00% 10/1/41	1,000,000	1,036,760
5.00% 10/1/29	395,000	452,504
5.00% 10/1/30	500,000	571,490
5.00% 10/1/33	1,205,000	1,371,820
Series A 5.00% 10/1/30	1,060,000	1,211,559
Series A 5.00% 10/1/34	750,000	851,415
Series A 5.00% 10/1/35	1,525,000	1,728,267

9

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/27	540,000	$622,177
5.00% 1/1/28	210,000	243,421
5.00% 1/1/29	220,000	253,350
5.00% 1/1/30	520,000	592,467
5.00% 1/1/31	200,000	228,818
5.00% 1/1/32	210,000	239,215
5.00% 1/1/35	160,000	180,682
5.00% 1/1/36	180,000	202,826
5.00% 1/1/41	400,000	447,800
Series A 5.00% 1/1/25	125,000	139,133
Series A 5.00% 1/1/26	425,000	472,230
Series A 5.00% 1/1/31	520,000	569,364
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	1,395,000	1,589,770
Series A 5.00% 12/1/47	2,265,000	2,571,953
Series B 5.00% 12/1/27	295,000	337,300
Series B 5.00% 12/1/28	275,000	313,162
Series B 5.00% 12/1/31	1,365,000	1,548,920
Series B 5.00% 12/1/33	300,000	338,196
Southern Minnesota Municipal Power Agency Revenue
Capital Appreciation Series A 6.70% 1/1/25 (NATL)^	5,000,000	4,146,250
Series A 5.00% 1/1/41	1,310,000	1,464,436
Series A 5.00% 1/1/42	1,175,000	1,338,301
Series A 5.00% 1/1/46	2,000,000	2,228,460
Series A 5.00% 1/1/47	1,190,000	1,350,055
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	1,235,000	1,291,007
Series A 4.00% 10/1/31	885,000	920,736
Series A 4.00% 10/1/33	365,000	377,333
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,125,570
Series A 5.00% 1/1/34	4,000,000	4,490,800
Series A 5.00% 1/1/40	3,935,000	4,388,587
Series A 5.00% 1/1/46	3,000,000	3,344,130

		45,878,499

Healthcare Revenue Bonds – 24.79%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.125% 11/1/49	1,100,000	1,123,881

10

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project)
5.375% 11/1/34	320,000	$336,698
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	1,725,000	1,780,045
4th Tier Series D 7.00% 1/1/37	1,665,000	1,663,052
4th Tier Series D 7.25% 1/1/52	2,500,000	2,522,300
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,250,000	2,269,485
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/26	500,000	572,640
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/36 #	280,000	282,414
Series A 144A 5.00% 8/1/46 #	2,380,000	2,376,311
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	734,847
Series A 5.00% 4/1/40	705,000	709,054
Series A 5.00% 4/1/48	315,000	315,687
Duluth Economic Development Authority (St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,023,475
6.00% 6/15/39	3,570,000	3,955,132
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,250,950
5.40% 8/1/40	1,000,000	1,001,320
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	519,840
4.00% 4/1/25	660,000	683,357
4.00% 4/1/31	60,000	61,153
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	670,151
5.75% 2/1/44	500,000	512,345
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,560,031

11

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	2,000,000	$2,018,240
5.00% 5/1/27	1,400,000	1,631,378
5.00% 5/1/29	1,000,000	1,150,520
5.00% 5/1/30	850,000	972,103
5.00% 5/1/31	500,000	568,420
5.00% 5/1/32	500,000	565,880
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,107,200
5.00% 9/1/32	1,000,000	1,104,410
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,995
Series A 5.00% 11/15/34	500,000	563,170
Series A 5.00% 11/15/44	1,000,000	1,109,720
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	1,730,000	1,786,848
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project)
5.00% 11/1/35	500,000	514,625
5.25% 11/1/45	1,950,000	2,013,882
5.375% 11/1/50	455,000	471,439
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/28	1,550,000	1,824,893
(Children’s Health Care) Series A 5.25% 8/15/35	2,085,000	2,229,553
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Remarketing)
Series C-1 5.00% 2/15/30 (AGC)	5,725,000	6,032,146
Series C-1 5.25% 2/15/23 (AGC)	5,000,000	5,341,600
Series C-1 5.50% 2/15/25 (AGC)	5,120,000	5,468,109
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	445,717
Series A 5.00% 11/1/32	330,000	338,682
Series A 5.00% 11/1/42	1,250,000	1,270,175
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,980,000	3,370,052

12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	$4,606,293
Series D Remarketing 5.00% 11/15/38	6,405,000	6,814,023
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	334,129
5.00% 7/1/33	650,000	711,724
5.875% 7/1/30	1,850,000	1,992,321
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	1,398,067
Series A 5.30% 9/1/37	1,200,000	1,296,576
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,362,258
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	947,849
5.00% 9/1/24	575,000	652,959
5.00% 9/1/25	750,000	846,923
5.00% 9/1/26	575,000	644,592
5.00% 9/1/27	405,000	451,988
5.00% 9/1/28	425,000	472,455
5.00% 9/1/29	425,000	470,607
5.00% 9/1/34	730,000	796,685
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 4.00% 5/1/37	965,000	1,003,909
Series A 5.00% 5/1/46	7,715,000	8,548,991
Unrefunded Balance 5.125% 5/1/30	740,000	785,318
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-1 Unrefunded Balance
5.25% 11/15/29	2,825,000	2,998,963
(Fairview Health Services)
Series A 4.00% 11/15/43	2,080,000	2,114,258
Series A 5.00% 11/15/47	1,560,000	1,746,935
(Health Partners Obligation Group Project)
Series A 5.00% 7/1/29	2,200,000	2,489,080
Series A 5.00% 7/1/32	2,500,000	2,797,050
Series A 5.00% 7/1/33	1,260,000	1,406,223

13

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	$ 3,101,860
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	494,065
Series A 5.375% 5/1/43	500,000	476,455
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,095,959
Series A 5.75% 11/1/39	2,365,000	2,469,911
Series A 6.00% 5/1/47	3,685,000	3,854,547
West St. Paul Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
4.50% 11/1/40	250,000	246,837
4.75% 11/1/52	750,000	738,667
Winona Health Care Facilities Revenue
(Winona Health Obligation Group)
4.50% 7/1/25	850,000	874,038
4.65% 7/1/26	540,000	555,908
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	518,500
5.125% 12/1/44	1,605,000	1,655,172
5.25% 12/1/49	750,000	776,625

		133,936,645

Housing Revenue Bonds – 0.49%
Minnesota Housing Finance Agency Homeownership Finance
(Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	1,235,000	1,292,390
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,327,154

		2,619,544

Lease Revenue Bonds – 3.02%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	1,394,263
Series A 5.00% 6/1/43	3,835,000	4,261,720
Series B 5.00% 3/1/28	2,500,000	2,770,500

14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Minnesota Housing Finance Agency
(State Appropriation – Housing Infrastructure)
Series C 5.00% 8/1/34	1,565,000	$ 1,783,552
Series C 5.00% 8/1/35	1,645,000	1,872,652
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research Facilities Funding Project)
Series A 5.00% 8/1/35	3,960,000	4,253,080

		16,335,767

Local General Obligation Bonds – 9.02%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	515,540
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,120,402
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities)
Series A 4.00% 2/1/28	920,000	993,747
Series A 4.00% 2/1/29	1,800,000	1,939,572
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/27	1,905,000	2,242,013
Duluth
(DECC Improvement)
Series A 5.00% 2/1/32	1,000,000	1,154,400
Series A 5.00% 2/1/33	3,585,000	4,124,829
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	160,000	170,962
Series A 4.00% 2/1/28	1,250,000	1,327,487
Edina Independent School District No. 273
Series A 5.00% 2/1/27	3,000,000	3,494,130
Farmington Independent School District No. 192
Series A 5.00% 2/1/25	3,775,000	4,335,512
Hennepin County
Series A 5.00% 12/1/26	1,885,000	2,274,516
Series A 5.00% 12/1/36	940,000	1,101,013
Series B 5.00% 12/1/30	1,000,000	1,183,220
Series C 5.00% 12/1/28	1,500,000	1,845,090
Series C 5.00% 12/1/30	1,245,000	1,473,109
Metropolitan Council General Obligation Wastewater Revenue (Minneapolis-St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	3,120,000	3,366,979
Series C 4.00% 3/1/32	3,225,000	3,461,844

15

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mounds View Independent School District No. 621
(Minnesota School District Credit Enhancement Program) Series A 4.00% 2/1/43	3,000,000	$ 3,101,940
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,865,000	2,181,808
Wayzata Independent School District No. 284
Series A 5.00% 2/1/28	1,950,000	2,327,033

		48,735,146

Pre-Refunded/Escrowed to Maturity Bonds – 17.62%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project)
Series A 7.00% 11/1/40-19§	1,000,000	1,094,360
Series A 7.00% 11/1/46-19§	1,220,000	1,335,119
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34-19§	2,015,000	2,206,284
Dakota & Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	9,885,870
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	16,927,837
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	3,000,000	3,109,170
Series B 6.50% 11/15/38-18 (AGC)§	175,000	181,279
Minneapolis Revenue
(National Marrow Donor Program Project)
4.875% 8/1/25-18§	6,430,000	6,523,171
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	3,000,000	3,064,830
Minnesota Higher Education Facilities Authority Revenue
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	2,000,000	2,107,300
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A 7.375% 12/1/41-19§	5,220,000	5,720,963
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31-19 (AGC)§	1,000,000	1,044,280
5.50% 5/1/39-19 (AGC)§	6,000,000	6,274,320
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	12,025,000	12,693,831
Series C 5.75% 7/1/30-18§	2,035,000	2,065,057

16

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	910,000	$ 1,077,567
Series A 5.00% 11/15/30-25§	670,000	793,374
St. Paul Housing & Redevelopment Authority Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30-18§	1,870,000	1,935,637
Series B 5.00% 8/1/35-18§	1,500,000	1,552,650
University of Minnesota
Series A 5.25% 12/1/29-20§	1,850,000	2,024,455
Series A 5.50% 7/1/21	12,500,000	13,562,250

		95,179,604

Special Tax Revenue Bonds – 1.50%
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	3,319,950
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/30	250,000	264,015
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	742,875
Series G 5.00% 11/1/31	1,500,000	1,699,290
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,090,960

		8,117,090

State General Obligation Bonds – 10.06%
Minnesota
Series A 5.00% 8/1/27	7,590,000	8,922,804
Series A 5.00% 8/1/29	2,500,000	2,918,675
Series A 5.00% 10/1/33	500,000	596,965
Series A Unrefunded Balance 5.00% 10/1/24	4,555,000	5,049,810
Series A Unrefunded Balance 5.00% 10/1/27	5,200,000	5,749,640
Series D 5.00% 8/1/26	6,000,000	7,176,960
Series D 5.00% 8/1/27	2,500,000	2,975,725
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,521,200
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,450,887
Series A 5.00% 8/1/30	4,200,000	4,829,328
Series A 5.00% 8/1/32	2,755,000	3,157,258
Series A Unrefunded Balance 4.00% 8/1/27	955,000	1,030,254

		54,379,506

17

Schedules of investments

Delaware Tax-Free Minnesota Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds – 3.60%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/28	1,250,000	$ 1,324,237
Series C 5.00% 1/1/29	350,000	412,860
Series C 5.00% 1/1/33	850,000	985,991
Series C 5.00% 1/1/36	600,000	690,954
Series C 5.00% 1/1/41	600,000	687,948
Series C 5.00% 1/1/46	1,595,000	1,815,589
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,113,570
Series B 5.00% 1/1/26	575,000	634,265
Series B 5.00% 1/1/27	1,160,000	1,278,656
Series B 5.00% 1/1/28	2,750,000	3,029,180
Series B 5.00% 1/1/29	120,000	132,089
Series B 5.00% 1/1/30	1,675,000	1,828,933
Series B 5.00% 1/1/31	1,750,000	1,908,813
St. Paul Housing & Redevelopment Authority Revenue
(Parking Enterprise) Series A 3.125% 8/1/34	250,000	238,063
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,383,904

		19,465,052

Water & Sewer Revenue Bonds – 2.54%
Guam Government Waterworks Authority
5.00% 7/1/40	1,930,000	2,091,464
5.00% 1/1/46	1,670,000	1,789,689
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,558,544
Series B 5.00% 9/1/25	2,000,000	2,252,240
Series E 5.00% 9/1/23	2,000,000	2,259,580
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	2,500,000	2,789,500

		13,741,017

Total Municipal Bonds (cost $523,185,001)		535,719,299

Short-Term Investments – 0.33%
Variable Rate Demand Notes – 0.33%¤
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1
1.09% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	1,000,000	1,000,000

18

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (Continued)
Minneapolis – St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children’s Hospitals & Clinics) Series A-II
1.09% 8/15/37 (AGM) (SPA – US Bank N.A.)	800,000	$800,000

Total Short-Term Investments (cost $1,800,000)		1,800,000

Total Value of Securities – 99.48% (cost $524,985,001)		$537,519,299

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $9,942,651, which represents 1.84% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

19

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.81%
Corporate Revenue Bond – 0.92%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	615,000	$605,658
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A
4.50% 10/1/37 (AMT)#	255,000	239,488

		845,146

Education Revenue Bonds – 11.23%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/32	425,000	428,944
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/34	485,000	496,495
Cologne Charter School Lease Revenue
(Cologne Academy Project) Series A 5.00% 7/1/29	305,000	322,980
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy Project)
Series A 5.50% 8/1/36	420,000	447,888
Hugo Charter School Lease Revenue
(Noble Academy Project) Series A 5.00% 7/1/29	530,000	560,873
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project) Series A 5.00% 7/1/31	500,000	517,620
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	525,000	539,054
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/32	525,000	584,950
(Carleton College) 5.00% 3/1/34	275,000	319,264
(Gustavus Adolphus College)
5.00% 10/1/34	435,000	494,160
5.00% 10/1/35	555,000	628,532
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	469,931
(St. Johns University) Series 8-I 5.00% 10/1/31	130,000	146,570
(St. Olaf College)
Series 8-G 5.00% 12/1/31	125,000	143,371
Series 8-G 5.00% 12/1/32	125,000	142,999
(St. Scholastica College) Series H 5.125% 12/1/30	1,000,000	1,046,840
(Trustees of The Hamline University) Series B 5.00% 10/1/38	420,000	456,275
(University of St. Thomas) Series 7-U 4.00% 4/1/26	1,400,000	1,492,008
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	325,000	345,004

20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	340,000	$ 311,882
(Great River School Project) Series A 144A
5.25% 7/1/33 #	140,000	144,047
(Twin Cities Academy Project) Series A 5.30% 7/1/45	260,000	266,804

		10,306,491

Electric Revenue Bonds – 10.28%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/21	1,095,000	1,184,615
Series E 5.00% 1/1/23	1,000,000	1,102,290
Chaska Electric Revenue
Series A 5.00% 10/1/28	250,000	284,397
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/29	500,000	572,790
Series A 5.00% 10/1/30	240,000	274,315
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/29	150,000	171,581
5.00% 1/1/30	235,000	269,446
5.00% 1/1/31	350,000	397,208
Series A 5.00% 1/1/25	200,000	222,612
Rochester Electric Utility Revenue
Series A 5.00% 12/1/28	300,000	351,894
Series A 5.00% 12/1/29	500,000	584,375
Series A 5.00% 12/1/31	575,000	668,156
Southern Minnesota Municipal Power Agency
Series A 5.00% 1/1/42	325,000	370,169
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/30	425,000	444,274
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	2,250,000	2,532,533

		9,430,655

Healthcare Revenue Bonds – 25.61%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.375% 11/1/34	270,000	284,089
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
3rd Tier Series C 4.25% 1/1/27	500,000	499,975
3rd Tier Series C 5.00% 1/1/32	420,000	423,465

21

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/24	600,000	$ 705,618
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/36 #	480,000	484,138
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	820,327
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	500,895
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/26	270,000	277,987
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
4.25% 8/1/24	675,000	679,124
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	300,000	298,095
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	500,000	504,560
5.00% 5/1/28	1,000,000	1,158,290
(North Memorial Health Care) 5.00% 9/1/31	320,000	354,304
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,995
Series A 5.00% 11/15/34	500,000	563,170
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	700,000	723,002
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	530,000	545,503
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/27	1,205,000	1,428,383
(Children’s Health Care) Series A 5.25% 8/15/25	1,000,000	1,072,650
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Remarketing) Series C-1
5.50% 2/15/25 (AGC)	2,500,000	2,669,975
Rochester Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	925,000	1,013,698
(Olmsted Medical Center Project) 5.125% 7/1/20	630,000	661,475

22

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.00% 9/1/21	1,050,000	$ 1,132,992
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	575,000	580,221
St. Cloud Health Care Revenue
(Centracare Health System Project) Unrefunded Balance
5.125% 5/1/30	360,000	382,046
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	975,000	1,029,444
(Fairview Health Services)
Series A 4.00% 11/15/43	370,000	376,094
Series A 5.00% 11/15/47	275,000	307,953
(Health Partners Obligation Group Project)
5.00% 7/1/32	1,500,000	1,678,230
5.00% 7/1/33	200,000	223,210
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project) 5.00% 5/1/33	500,000	507,920
West St. Paul, Housing and Health Care Facilities Revenue
(Walker Westwood Ridge Campus Project)
5.00% 11/1/37	500,000	519,640
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.00% 12/1/34	500,000	518,500

		23,489,968

Housing Revenue Bonds – 0.31%
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	285,000	284,390

		284,390

Lease Revenue Bonds – 6.79%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,100,000	1,226,951
Series A 5.00% 6/1/43	715,000	794,558
Series B 5.00% 3/1/27	1,000,000	1,109,820
Minnesota Housing Finance Agency
(Housing Infrastructure) Series C 5.00% 8/1/36	1,000,000	1,137,120
St. Paul Housing & Redevelopment Authority
(Minnesota Public Radio) 5.00% 12/1/25	1,000,000	1,077,820

23

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Virginia Housing & Redevelopment Authority Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	$881,883

		6,228,152

Local General Obligation Bonds – 8.24%
Duluth Independent School District No. 709
Series A 4.00% 2/1/28	250,000	265,497
Hennepin County
Series A 5.00% 12/1/26	1,000,000	1,206,640
Series A 5.00% 12/1/36	2,125,000	2,488,991
Series C 5.00% 12/1/30	1,500,000	1,774,830
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	565,000	609,725
Series C 4.00% 3/1/32	585,000	627,962
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	500,000	584,935

		7,558,580

Pre-Refunded/Escrowed to Maturity Bonds – 14.83%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project) Series B 6.875% 11/1/34-19§	750,000	821,197
Mankato Independent School District No. 77
(School Building) Series A 4.125% 2/1/22	1,000,000	1,021,430
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 6.625% 11/15/28-18§	1,500,000	1,554,585
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28-18§	1,000,000	1,021,610
Minnesota Higher Education Facilities Authority Revenue
(St. Johns University)
Series 6-U 4.40% 10/1/21-18§	325,000	330,805
Series 6-U 4.50% 10/1/23-18§	265,000	269,887
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project) Series A 6.875% 12/1/29-19§	950,000	1,033,039
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.50% 7/1/29-19§	1,000,000	1,052,340
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28-19§	1,025,000	1,088,284

24

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Gillette Children’s Specialty Project) 5.00% 2/1/27-19§	1,000,000	$1,032,010
St. Paul Housing & Redevelopment Authority Hospital Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	165,000	195,383
Series A 5.00% 11/15/30-25§	120,000	142,097
University of Minnesota
Series A 5.00% 12/1/23-20§	1,000,000	1,087,620
Series A 5.25% 12/1/28-20§	750,000	820,725
Series D 5.00% 12/1/26-21§	1,000,000	1,115,430
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22-18§	1,000,000	1,014,390

		13,600,832

Special Tax Revenue Bonds – 0.61%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/27	100,000	107,633
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	400,000	456,536

		564,169

State General Obligation Bonds – 13.00%
Minnesota
Series A 5.00% 8/1/27	1,610,000	1,892,716
Series D 5.00% 8/1/26	4,500,000	5,382,720
Series D 5.00% 8/1/27	1,500,000	1,785,435
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	444,336
(Various Purposes)
Series A 5.00% 8/1/32	1,120,000	1,283,531
Series F 5.00% 10/1/22	1,000,000	1,133,010

		11,921,748

Transportation Revenue Bonds – 6.24%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,027,580
Subordinate
Series B 5.00% 1/1/26	710,000	783,180
Series B 5.00% 1/1/31	750,000	818,063
Series D 5.00% 1/1/22 (AMT)	1,000,000	1,057,720
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/26	450,000	489,375

25

Schedules of investments

Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
(Parking Enterprise)
Series A 4.00% 8/1/27	545,000	$588,120
Series A 4.00% 8/1/28	350,000	375,512
Series A 5.00% 8/1/25	500,000	584,470

		5,724,020

Water & Sewer Revenue Bonds – 0.75%
Guam Government Waterworks Authority
5.00% 7/1/35	330,000	360,849
5.00% 1/1/46	305,000	326,858

		687,707

Total Municipal Bonds (cost $88,938,518)		90,641,858

Short-Term Investment – 0.27%
Variable Rate Demand Notes – 0.27%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (SPA – US Bank N.A.)
(Children’s Hospitals & Clinics) Series A-II 1.09% 8/15/37 (AGM)	250,000	250,000

Total Short-Term Investment (cost $250,000)		250,000

Total Value of Securities – 99.08% (cost $89,188,518)		$90,891,858

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $1,212,677, which represents 1.32% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on

26

current market conditions. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

N.A. – National Association

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

27

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2018 (unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.04%
Corporate Revenue Bonds – 1.83%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,435,000	$1,413,202
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 144A 4.50% 10/1/37 (AMT)#	1,920,000	1,803,206

		3,216,408

Education Revenue Bonds – 20.80%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.00% 7/1/37	750,000	746,963
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project) Series A 5.00% 3/1/39	1,270,000	1,283,462
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	257,660
Series A 5.00% 7/1/45	230,000	230,478
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	1,000,000	1,059,870
Duluth Housing & Redevelopment Authority Revenue
(Public Schools Academy) Series A 5.875% 11/1/40	1,000,000	1,027,710
Forest Lake Charter School Lease Revenue Fund
(Lakes International Language Academy)
Series A 5.75% 8/1/44	585,000	626,734
Ham Lake Charter School Lease Revenue
(Davinci Academy Project)
Series A 5.00% 7/1/36	235,000	238,504
Series A 5.00% 7/1/47	710,000	713,316
(Parnassus Preparatory School Project) Series A 5.00% 11/1/47	650,000	653,588
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	165,000	170,316
Series A 5.00% 7/1/44	495,000	497,064
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	1,000,000	1,004,250
Series A 5.00% 7/1/47	800,000	789,040
Minneapolis Student Housing Revenue
(Riverton Community Housing Project) 5.25% 8/1/39	800,000	821,416
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) 5.00% 5/1/47	1,500,000	1,632,060
(Carleton College) 4.00% 3/1/37	635,000	663,315
(Gustavus Adolphus College) 5.00% 10/1/47	750,000	837,000

28

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(Minneapolis College of Art & Design)
4.00% 5/1/24	250,000	$265,933
4.00% 5/1/25	200,000	209,780
4.00% 5/1/26	100,000	104,155
(St. Catherine University)
Series 7-Q 5.00% 10/1/25	325,000	360,747
Series 7-Q 5.00% 10/1/26	280,000	308,112
(St. John’s University) Series 8-I 5.00% 10/1/34	215,000	240,247
(St. Olaf College)
Series 8-G 5.00% 12/1/31	205,000	235,129
Series 8-G 5.00% 12/1/32	205,000	234,518
Series 8-N 4.00% 10/1/34	800,000	845,208
Series 8-N 4.00% 10/1/35	590,000	621,535
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	768,900
(Trustees of the Hamline University of Minnesota)
Series B 5.00% 10/1/37	300,000	326,370
Series B 5.00% 10/1/39	770,000	835,920
(University of St. Thomas) Series A 4.00% 10/1/35	400,000	417,808
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School) Series A 5.00% 9/1/44	1,435,000	1,446,867
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A 5.00% 8/1/22 #	870,000	923,549
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	750,000	480,435
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	1,750,000	1,605,275
(Great River School Project) Series A 144A 5.50% 7/1/52 #	265,000	271,585
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	500,000	513,055
Series A 6.00% 9/1/51	500,000	518,505
(Nova Classical Academy Project)
Series A 4.00% 9/1/36	1,270,000	1,240,752
Series A 4.125% 9/1/47	500,000	485,450
(St. Paul Conservatory for Performing Artists) Series A 4.625% 3/1/43	445,000	428,090
(Twin Cities Academy Project) Series A 5.375% 7/1/50	1,500,000	1,538,685
University of Minnesota
Series A 5.00% 4/1/34	2,115,000	2,447,711

29

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota
Series A 5.00% 9/1/40	900,000	$1,042,956
Series A 5.00% 9/1/41	1,370,000	1,585,172
(State Supported Stadium Debt) Series A 5.00% 8/1/26	2,500,000	2,944,575

		36,499,770

Electric Revenue Bonds – 8.74%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
5.00% 1/1/42	1,500,000	1,604,370
Chaska Electric Revenue
Series A 5.00% 10/1/28	350,000	398,157
Hutchinson Utilities Commission Revenue
Series A 5.00% 12/1/22	490,000	555,057
Series A 5.00% 12/1/26	360,000	401,062
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/27	165,000	189,128
5.00% 10/1/47	745,000	833,633
Series A 5.00% 10/1/28	500,000	571,490
Northern Municipal Power Agency Electric System Revenue
5.00% 1/1/26	500,000	579,515
5.00% 1/1/28	500,000	573,815
5.00% 1/1/29	470,000	537,619
5.00% 1/1/33	225,000	255,191
5.00% 1/1/34	200,000	226,016
Series A 5.00% 1/1/24	335,000	375,304
Rochester Electric Utility Revenue
Series A 5.00% 12/1/34	450,000	517,279
Series A 5.00% 12/1/35	500,000	573,925
Series A 5.00% 12/1/36	520,000	595,592
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/41	400,000	447,156
St. Paul Housing & Redevelopment Energy Revenue
Series A 4.00% 10/1/32	800,000	830,320
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/30	500,000	565,385
Series A 5.00% 1/1/33	1,750,000	1,969,748
Series A 5.00% 1/1/34	450,000	505,215
Series A 5.00% 1/1/40	2,000,000	2,230,540

		15,335,517

30

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds – 27.72%
Anoka Healthcare & Housing Facilities Revenue
(The Homestead at Anoka Project) 5.125% 11/1/49	400,000	$408,684
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project) Series A 6.875% 5/1/40	1,000,000	1,032,120
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	525,000	541,753
4th Tier Series D 7.00% 1/1/37	515,000	514,397
4th Tier Series D 7.25% 1/1/52	1,500,000	1,513,380
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	1,775,000	1,790,371
Brooklyn Center Multifamily Housing Revenue
(Sanctuary at Brooklyn Center Project) Series A 5.50% 11/1/35	750,000	751,515
City of West St. Paul Minnesota
(Walker Westwood Ridge Campus Project)
5.00% 11/1/49	1,500,000	1,537,320
Cloquet Housing Facilities
(HADC Cloquet Project) Series A 5.00% 8/1/48	850,000	862,741
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project) Series A 144A
5.00% 8/1/51 #	870,000	861,587
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	335,000	337,224
Series A 5.00% 4/1/40	315,000	316,811
Series A 5.00% 4/1/48	185,000	185,403
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	750,000	820,327
6.00% 6/15/39	1,000,000	1,107,880
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/31	185,000	188,556
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	750,000	761,535
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	450,000	447,143
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
4.00% 5/1/37	1,155,000	1,165,534

31

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation)
5.00% 5/1/26	1,300,000	$1,506,362
5.00% 5/1/29	500,000	575,260
(North Memorial Health Care) 5.00% 9/1/30	610,000	677,521
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,995
Series A 5.00% 11/15/34	500,000	563,170
Series A 5.00% 11/15/44	1,000,000	1,109,720
Series B Unrefunded Balance 6.50% 11/15/38 (AGC)	210,000	216,901
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen-Abiitan Mill City Project) 5.375% 11/1/50	1,700,000	1,761,421
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A 5.00% 11/15/29	415,000	483,475
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,549,095
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	506,955
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project)
Series A 5.25% 12/1/23	175,000	194,465
Series A 6.875% 12/1/48	800,000	904,712
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	1,790,000	1,826,194
(Olmsted Medical Center Project)
5.00% 7/1/22	350,000	391,552
5.00% 7/1/27	245,000	273,516
5.00% 7/1/28	225,000	250,533
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A 5.25% 9/1/22	1,080,000	1,205,107
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	825,000	832,491
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	130,000	134,667
5.00% 9/1/34	105,000	114,592
St. Cloud Health Care Revenue
(Centracare Health System Project)
Unrefunded Balance 5.125% 5/1/30	15,000	15,919
Series A 4.00% 5/1/37	1,440,000	1,498,061

32

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	645,000	$ 655,623
Series A 5.00% 11/15/47	485,000	543,118
(Health Partners Obligation Group Project)
Series A 4.00% 7/1/33	1,320,000	1,365,857
Series A 5.00% 7/1/29	1,000,000	1,131,400
Series A 5.00% 7/1/32	900,000	1,006,938
Series A 5.00% 7/1/33	1,540,000	1,718,717
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
(Senior Episcopal Homes Project)
5.125% 5/1/48	1,700,000	1,701,020
Series A 5.15% 11/1/42	775,000	777,240
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue
(Marian Center Project) Series A 5.375% 5/1/43	1,000,000	952,910
Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,073
Victoria Health Care Facilities Revenue
(Augustana Emerald Care Project) 5.00% 8/1/39	1,500,000	1,531,995
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	260,000	271,380
Series A 5.75% 11/1/39	590,000	616,172
Series A 6.00% 5/1/47	920,000	962,329
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.25% 12/1/49	1,250,000	1,294,375

		48,655,112

Housing Revenue Bonds – 1.48%
Minneapolis Multifamily Housing Revenue
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	440,000	440,911
Minneapolis – St. Paul Housing Finance Board Single Family Mortgage-Backed Securities Program
(City Living Project) Series A-2
5.00% 12/1/38 (GNMA) (FNMA) (FHLMC) (AMT)	12,730	12,752
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/33	100,000	114,092
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	1,275,000	1,272,271

33

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	$ 750,075

		2,590,101

Lease Revenue Bonds – 2.82%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,750,000	1,951,967
Series A 5.00% 6/1/43	1,000,000	1,111,270
Series B 5.00% 3/1/21	250,000	273,933
Minnesota Housing Finance Agency State Appropriation
(Housing Infrastructure) Series C 5.00% 8/1/32	1,415,000	1,617,090

		4,954,260

Local General Obligation Bonds – 11.02%
Chaska Independent School District No. 112
(School Building) Series A 5.00% 2/1/28	2,240,000	2,624,003
Duluth General Obligation Entertainment Convention Center Improvement
Series A 5.00% 2/1/34	1,000,000	1,146,760
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	440,000	470,144
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,355,000	1,578,182
Foley Independent School District No. 51
(School Building) Series A 5.00% 2/1/21	1,105,000	1,108,293
Hennepin County
Series A 5.00% 12/1/26	750,000	904,980
Series A 5.00% 12/1/36	1,500,000	1,756,935
Series C 5.00% 12/1/37	2,500,000	2,921,875
Mahtomedi Independent School District No. 832
(School Building)
Series A 5.00% 2/1/28	1,000,000	1,150,270
Series A 5.00% 2/1/29	1,000,000	1,143,470
Series A 5.00% 2/1/30	445,000	507,042
Series A 5.00% 2/1/31	1,000,000	1,136,050
Metropolitan Council General Obligation Wastewater Revenue
(Minneapolis – St. Paul Metropolitan Area)
Series C 4.00% 3/1/31	965,000	1,041,389
Series C 4.00% 3/1/32	1,000,000	1,073,440
Wayzata Independent School District No. 284
(School Building) Series A 5.00% 2/1/28	650,000	775,677

		19,338,510

34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds – 10.82%
Anoka Health Care Facilities Revenue
(The Homestead at Anoka Project) Series A 7.00% 11/1/46-19§	1,650,000	$ 1,805,694
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23§	500,000	585,020
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28-18§	1,900,000	1,969,141
Series B 6.50% 11/15/38-18 (AGC)§	40,000	41,435
Minnesota 911 Services Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24-18 (AGC)§	1,000,000	1,009,130
Minnesota Higher Education Facilities Authority Revenue
(St. John’s University) Series 6-U 4.75% 10/1/33-18§	825,000	841,401
(University of St. Thomas) Series 7-A 5.00% 10/1/39-19§	1,000,000	1,053,650
Rochester Healthcare & Housing Revenue
(Samaritan Bethany Project)
Series A 6.875% 12/1/29-19§	1,000,000	1,087,410
Series A 7.375% 12/1/41-19§	375,000	410,989
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39-19 (AGC)§	1,500,000	1,568,580
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) 5.75% 7/1/39-19§	2,005,000	2,116,518
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Nova Classical Academy Project) Series A 6.625% 9/1/42-21§	1,500,000	1,740,375
St. Paul Housing & Redevelopment Authority Hospital Facility Revenue
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25§	275,000	325,639
Series A 5.00% 11/15/30-25§	205,000	242,749
University of Minnesota
Series A 5.125% 4/1/34-19§	1,000,000	1,039,140
Series A 5.25% 12/1/28-20§	1,500,000	1,641,450
White Bear Lake Independent School District No. 624
(Alternative Facilities) Series B 4.75% 2/1/22-18§	1,500,000	1,521,585

		18,999,906

Special Tax Revenue Bonds – 1.58%
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/31	250,000	262,535

35

Schedules of investments

Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Tax Increment Revenue
(Giant Park Project)
4.00% 3/1/27	200,000	$ 204,684
4.00% 3/1/30	260,000	263,765
(Village of St. Anthony Falls Project)
4.00% 3/1/24	700,000	714,630
4.00% 3/1/27	650,000	644,670
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/28	600,000	684,804

		2,775,088

State General Obligation Bonds – 7.39%
Minnesota
Series A 5.00% 8/1/24	500,000	583,965
Series A 5.00% 8/1/27	2,175,000	2,556,930
Series A 5.00% 8/1/29	1,000,000	1,167,470
Series A 5.00% 10/1/33	2,500,000	2,984,825
Series A Unrefunded Balance 5.00% 10/1/24	985,000	1,092,001
Series D 5.00% 8/1/26	1,000,000	1,196,160
Series D 5.00% 8/1/27	1,000,000	1,190,290
(Various Purposes) Series A 5.00% 8/1/32	1,915,000	2,194,609

		12,966,250

Transportation Revenue Bonds – 3.22%
Minneapolis – St. Paul Metropolitan Airports Commission Revenue
Senior
Series A 5.00% 1/1/32	1,245,000	1,448,408
Series C 5.00% 1/1/46	185,000	210,585
Subordinate
Series A 5.00% 1/1/22	1,000,000	1,085,010
Series A 5.00% 1/1/32	500,000	559,635
Series B 5.00% 1/1/29	2,130,000	2,344,576

		5,648,214

Water & Sewer Revenue Bonds – 1.62%
Guam Government Waterworks Authority
5.00% 7/1/37	575,000	625,922
5.00% 1/1/46	515,000	551,910
Minnesota Public Facilities Authority
Series B 4.00% 3/1/26	1,500,000	1,673,700

		2,851,532

Total Municipal Bonds (cost $172,146,757)		173,830,668

36

	Principal amount°	Value (US $)

Short-Term Investment – 0.16%
Variable Rate Demand Notes – 0.16%¤
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (Allina Health System)
Series B-2
1.09% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	275,000	$ 275,000

Total Short-Term Investment (cost $275,000)		275,000

Total Value of Securities – 99.20% (cost $172,421,757)		$ 174,105,668

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $3,859,927, which represents 2.20% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AMT – Subject to Alternative Minimum Tax

FHLMC – Federal Home Loan Mortgage Corporation collateral

FNMA – Federal National Mortgage Association collateral

GNMA – Government National Mortgage Association collateral

LOC – Letter of Credit

N.A. – National Association

See accompanying notes, which are an integral part of the financial statements.

37

Statements of assets and liabilities

February 28, 2018 (Unaudited)

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assets:
Investments, at value[1]	$535,719,299	$90,641,858	$173,830,668
Short-term investments, at value[2]	1,800,000	250,000	275,000
Cash	57,960	113,451	13,872
Interest receivable	6,672,101	951,588	2,111,927
Receivable for fund shares sold	806,512	—	343,567

Total assets	545,055,872	91,956,897	176,575,034

Liabilities:
Payable for securities purchased	3,120,480	—	—
Payable for fund shares redeemed	828,888	56,567	771,089
Distribution payable	269,753	40,249	85,391
Investment management fees payable to affiliates	185,836	30,907	59,846
Other accrued expenses	163,198	51,918	73,119
Distribution fees payable to affiliates	114,602	15,871	42,490
Audit and tax fees payable	21,614	21,614	21,614
Dividend disbursing and transfer agent fees and expenses payable to affiliates	8,119	1,390	2,654
Accounting and administration expenses payable to affiliates	1,884	577	822
Legal fees payable to affiliates	1,612	851	246
Trustees’ fees and expenses payable to affiliates	1,338	229	436
Reports and statements to shareholders expenses payable to affiliates	397	67	130

Total liabilities	4,717,721	220,240	1,057,837

Total Net Assets	$540,338,151	$91,736,657	$175,517,197

Net Assets Consist of:
Paid-in capital	$528,443,939	$90,103,360	$177,641,640
Distributions in excess of net investment income	(208,794)	(702)	(33,087)
Accumulated net realized loss on investments	(431,292)	(69,341)	(3,775,267)
Net unrealized appreciation of investments	12,534,298	1,703,340	1,683,911

Total Net Assets	$540,338,151	$91,736,657	$175,517,197

38

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value

Class A:
Net assets	$403,935,392	$63,461,077	$95,495,264
Shares of beneficial interest outstanding, unlimited authorization, no par	33,192,530	5,853,183	8,976,428
Net asset value per share	$12.17	$10.84	$10.64
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$12.74	$11.15	$11.14

Class C:
Net assets	$47,430,529	$10,997,558	$31,524,411
Shares of beneficial interest outstanding, unlimited authorization, no par	3,885,013	1,012,225	2,957,442
Net asset value per share	$12.21	$10.86	$10.66

Institutional Class:
Net assets	$88,972,230	$17,278,022	$48,497,522
Shares of beneficial interest outstanding, unlimited authorization, no par	7,312,545	1,592,977	4,560,124
Net asset value per share	$12.17	$10.85	$10.64

[1]Investments, at cost	$523,185,001	$88,938,518	$172,146,757
[2]Short-term investments, at cost	1,800,000	250,000	275,000

See accompanying notes, which are an integral part of the financial statements.

39

Statements of operations

Six months ended February 28, 2018 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund

Investment Income:
Interest	$10,551,833	$1,665,383	$3,394,687

Expenses:
Management fees	1,502,319	238,397	483,203
Distribution expenses — Class A	517,186	82,848	121,290
Distribution expenses — Class C	244,690	56,689	157,361
Dividend disbursing and transfer agent fees and expenses	199,041	38,205	71,881
Accounting and administration expenses	64,071	22,969	30,202
Registration fees	33,815	15,174	14,383
Reports and statements to shareholders expenses	27,187	7,085	5,649
Legal fees	26,446	5,277	8,151
Audit and tax fees	21,757	21,757	21,757
Trustees’ fees and expenses	11,189	1,947	3,544
Custodian fees	6,442	1,880	2,023
Other	23,718	11,357	16,175

	2,677,861	503,585	935,619
Less expenses waived	(259,686)	(34,343)	(93,788)
Less waived distribution expenses — Class A	—	(33,139)	—
Less expenses paid indirectly	(1,267)	(439)	(719)

Total operating expenses	2,416,908	435,664	841,112

Net Investment Income	8,134,925	1,229,719	2,553,575

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss)	335,941	109,883	(2,628)
Net change in unrealized appreciation (depreciation) of investments	(14,303,780)	(2,555,740)	(3,916,441)

Net Realized and Unrealized Loss	(13,967,839)	(2,445,857)	(3,919,069)

Net Decrease in Net Assets Resulting from Operations	$(5,832,914)	$(1,216,138)	$(1,365,494)

See accompanying notes, which are an integral part of the financial statements.

40

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Statements of changes in net assets

Delaware Tax-Free Minnesota Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,134,925	$17,071,341
Net realized gain	335,941	3,679,670
Net change in unrealized appreciation (depreciation)	(14,303,780)	(18,824,613)

Net increase (decrease) in net assets resulting from operations	(5,832,914)	1,926,398

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,151,859)	(13,728,190)
Class C	(544,274)	(1,216,526)
Institutional Class	(1,432,156)	(2,215,895)

Net realized gain:
Class A	(2,113,066)	—
Class C	(249,964)	—
Institutional Class	(454,514)	—

	(10,945,833)	(17,160,611)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,924,959	34,147,763
Class C	1,566,928	6,466,911
Institutional Class	14,390,505	59,311,879

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,235,991	11,416,767
Class C	750,947	1,104,881
Institutional Class	1,835,105	1,976,859

	44,704,435	114,425,060

42

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(33,149,180)	$(90,242,074)
Class C	(4,448,618)	(8,627,762)
Institutional Class	(13,357,646)	(24,653,789)

	(50,955,444)	(123,523,625)

Decrease in net assets derived from capital share transactions	(6,251,009)	(9,098,565)

Net Decrease in Net Assets	(23,029,756)	(24,332,778)

Net Assets:
Beginning of period	563,367,907	587,700,685

End of period	$540,338,151	$563,367,907

Distributions in excess of net investment income	$(208,794)	$(215,430)

See accompanying notes, which are an integral part of the financial statements.

43

Statements of changes in net assets

Delaware Tax-Free Minnesota Intermediate Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,229,719	$2,724,683
Net realized gain	109,883	272,027
Net change in unrealized appreciation (depreciation)	(2,555,740)	(2,617,465)

Net increase (decrease) in net assets resulting from operations	(1,216,138)	379,245

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(878,322)	(2,003,337)
Class C	(102,038)	(241,177)
Institutional Class	(249,275)	(480,415)

Net realized gain:
Class A	(260,008)	(106,466)
Class C	(44,208)	(18,615)
Institutional Class	(68,175)	(18,418)

	(1,602,026)	(2,868,428)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,915,483	2,977,155
Class C	288,582	1,326,646
Institutional Class	2,197,061	11,040,900

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	993,608	1,808,316
Class C	140,611	247,603
Institutional Class	312,032	468,456

	5,847,377	17,869,076

44

	Six months ended 2/28/18 (Unaudited)	Year ended 8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(6,423,546)	$(13,609,683)
Class C	(981,485)	(2,669,175)
Institutional Class	(3,506,483)	(5,221,186)

	(10,911,514)	(21,500,044)

Decrease in net assets derived from capital share transactions	(5,064,137)	(3,630,968)

Net Decrease in Net Assets	(7,882,301)	(6,120,151)

Net Assets:
Beginning of period	99,618,958	105,739,109

End of period	$91,736,657	$99,618,958

Distributions in excess of net investment income	$(702)	$(786)

See accompanying notes, which are an integral part of the financial statements.

45

Statements of changes in net assets

Delaware Minnesota High-Yield Municipal Bond Fund

	Six months ended 2/28/18 (Unaudited)	Year ended 8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$ 2,553,575	$ 5,269,932
Net realized gain (loss)	(2,628)	809,652
Net change in unrealized appreciation (depreciation)	(3,916,441)	(5,379,286)

Net increase (decrease) in net assets resulting from operations	(1,365,494)	700,298

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,460,911)	(3,365,896)
Class C	(355,902)	(788,348)
Institutional Class	(769,849)	(1,142,511)

	(2,586,662)	(5,296,755)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,697,988	11,398,520
Class C	1,865,905	2,597,707
Institutional Class	10,671,615	32,544,758

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,179,798	2,697,626
Class C	321,538	681,425
Institutional Class	752,123	1,029,137

	18,488,967	50,949,173

46

	Six months ended 2/28/18 (Unaudited)	Year ended 8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,708,380)	$(33,747,538)
Class C	(2,182,908)	(5,963,054)
Institutional Class	(6,647,613)	(19,247,512)

	(14,538,901)	(58,958,104)

Increase (decrease) in net assets derived from capital share transactions	3,950,066	(8,008,931)

Net Decrease in Net Assets	(2,090)	(12,605,388)

Net Assets:
Beginning of period	175,519,287	188,124,675

End of period	$175,517,197	$175,519,287

Distributions in excess of net investment income	$(33,087)	$—

See accompanying notes, which are an integral part of the financial statements.

47

Financial highlights

Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

48

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$12.54	$12.87	$12.60	$12.67	$11.97	$13.03

0.18	0.38	0.41	0.44	0.45	0.44
(0.31)	(0.32)	0.28	(0.06)	0.73	(0.97)

(0.13)	0.06	0.69	0.38	1.18	(0.53)

(0.18)	(0.39)	(0.42)	(0.45)	(0.44)	(0.44)
(0.06)	—	—	—	(0.04)	(0.09)

(0.24)	(0.39)	(0.42)	(0.45)	(0.48)	(0.53)

$12.17	$12.54	$12.87	$12.60	$12.67	$11.97

(1.00% )	0.49%	5.52%	3.02%	10.03%	(4.24% )

$403,935	$423,497	$481,066	$479,275	$503,072	$540,533
0.85%	0.85%	0.85%	0.87%	0.90%	0.90%

0.94%	0.95%	0.95%	0.96%	0.95%	0.95%
2.98%	3.08%	3.25%	3.51%	3.61%	3.47%

2.89%	2.98%	3.15%	3.42%	3.56%	3.42%
8%	17%	15%	11%	10%	16%

49

Financial highlights

Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

50

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$12.58	$12.91	$12.64	$12.71	$12.01	$13.07

0.14	0.29	0.32	0.35	0.35	0.35
(0.31)	(0.33)	0.27	(0.07)	0.74	(0.97)

(0.17)	(0.04)	0.59	0.28	1.09	(0.62)

(0.14)	(0.29)	(0.32)	(0.35)	(0.35)	(0.35)
(0.06)	—	—	—	(0.04)	(0.09)

(0.20)	(0.29)	(0.32)	(0.35)	(0.39)	(0.44)

$12.21	$12.58	$12.91	$12.64	$12.71	$12.01

(1.37% )	(0.25% )	4.73%	2.25%	9.19%	(4.93% )

$47,431	$51,045	$53,502	$45,393	$41,612	$42,985
1.60%	1.60%	1.60%	1.62%	1.65%	1.65%

1.69%	1.70%	1.70%	1.71%	1.70%	1.70%
2.23%	2.33%	2.50%	2.76%	2.86%	2.72%

2.14%	2.23%	2.40%	2.67%	2.81%	2.67%
8%	17%	15%	11%	10%	16%

51

Financial highlights

Delaware Tax-Free Minnesota Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”
[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

52

Six months ended 2/28/18[1]	Year ended			12/31/13[2] to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14
$12.54	$12.87	$12.59	$12.66	$12.07

0.20	0.41	0.45	0.48	0.34
(0.31)	(0.32)	0.28	(0.07)	0.59

(0.11)	0.09	0.73	0.41	0.93

(0.20)	(0.42)	(0.45)	(0.48)	(0.34)
(0.06)	—	—	—	—

(0.26)	(0.42)	(0.45)	(0.48)	(0.34)

$12.17	$12.54	$12.87	$12.59	$12.66

(0.88% )	0.75%	5.87%	3.27%	7.74%

$88,972	$88,826	$53,133	$32,084	$17,533
0.60%	0.60%	0.60%	0.62%	0.65%

0.69%	0.70%	0.70%	0.71%	0.70%
3.23%	3.33%	3.50%	3.76%	3.84%

3.14%	3.23%	3.40%	3.67%	3.79%
8%	17%	15%	11%	10% [6]

53

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

54

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.17	$11.44	$11.22	$11.32	$10.84	$11.53

0.15	0.31	0.33	0.34	0.34	0.33
(0.29)	(0.25)	0.22	(0.10)	0.49	(0.67)

(0.14)	0.06	0.55	0.24	0.83	(0.34)

(0.15)	(0.31)	(0.33)	(0.34)	(0.34)	(0.33)
(0.04)	(0.02)	—	—	(0.01)	(0.02)

(0.19)	(0.33)	(0.33)	(0.34)	(0.35)	(0.35)

$10.84	$11.17	$11.44	$11.22	$11.32	$10.84

(1.28% )	0.55%	4.98%	2.12%	7.79%	(3.09% )

$63,461	$68,934	$79,730	$84,663	$90,571	$90,110
0.84%	0.84%	0.84%	0.85%	0.84%	0.84%

1.01%	0.99%	0.97%	0.98%	0.98%	0.97%
2.65%	2.79%	2.92%	2.98%	3.08%	2.89%

2.48%	2.64%	2.79%	2.85%	2.94%	2.76%
12%	22%	14%	14%	14%	17%

55

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

56

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$ 11.19	$11.47	$11.24	$11.35	$10.86	$11.56

0.10	0.22	0.24	0.24	0.25	0.23
(0.29)	(0.26)	0.23	(0.11)	0.50	(0.68)
(0.19)	(0.04)	0.47	0.13	0.75	(0.45)[1]

(0.10)	(0.22)	(0.24)	(0.24)	(0.25)	(0.23)
(0.04)	(0.02)	—	—	(0.01)	(0.02)
(0.14)	(0.24)	(0.24)	(0.24)	(0.26)	(0.25)

$ 10.86	$ 11.19	$ 11.47	$ 11.24	$ 11.35	$ 10.86

(1.70% )	(0.39% )	4.17%	1.16%	6.96%	(3.99% )

$10,998	$11,885	$13,315	$11,740	$12,651	$14,538
1.69%	1.69%	1.69%	1.70%	1.69%	1.69%

1.76%	1.74%	1.72%	1.73%	1.73%	1.72%
1.80%	1.94%	2.07%	2.13%	2.23%	2.04%

1.73%	1.89%	2.04%	2.10%	2.19%	2.01%
12%	22%	14%	14%	14%	17%

57

Financial highlights

Delaware Tax-Free Minnesota Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

58

Six months ended				12/31/13[2]
2/28/18[1]	Year ended			to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14

$11.17	$11.45	$11.22	$11.33	$10.95

0.15	0.33	0.35	0.35	0.26
(0.28)	(0.26)	0.23	(0.11)	0.38

(0.13)	0.07	0.58	0.24	0.64

(0.15)	(0.33)	(0.35)	(0.35)	(0.26)
(0.04)	(0.02)	—	—	—

(0.19)	(0.35)	(0.35)	(0.35)	(0.26)

$10.85	$11.17	$11.45	$11.22	$11.33

(1.12% )	0.61%	5.22%	2.18%	5.85%

$17,278	$18,800	$12,694	$4,402	$2,376
0.69%	0.69%	0.69%	0.70%	0.69%

0.76%	0.74%	0.72%	0.73%	0.73%
2.80%	2.94%	3.07%	3.13%	3.21%

2.73%	2.89%	3.04%	3.10%	3.17%
12%	22%	14%	14%	14% [6]

59

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

60

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$10.88	$11.13	$10.84	$10.88	$10.25	$11.08

0.16	0.33	0.36	0.38	0.40	0.40
(0.24)	(0.25)	0.29	(0.04)	0.63	(0.83)

(0.08)	0.08	0.65	0.34	1.03	(0.43)

(0.16)	(0.33)	(0.36)	(0.38)	(0.40)	(0.40)

(0.16)	(0.33)	(0.36)	(0.38)	(0.40)	(0.40)

$10.64	$10.88	$11.13	$10.84	$10.88	$10.25

(0.75% )	0.84%	6.12%	3.20%	10.25%	(4.06% )

$95,495	$98,491	$121,168	$122,618	$119,044	$121,232
0.89%	0.89%	0.89%	0.91%	0.89%	0.89%

1.00%	0.99%	0.98%	1.01%	0.99%	0.99%
2.97%	3.08%	3.23%	3.52%	3.82%	3.64%

2.86%	2.98%	3.14%	3.42%	3.72%	3.54%
6%	19%	15%	16%	15%	14%

61

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized. [2] The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

62

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$10.90	$11.15	$10.87	$10.90	$10.27	$11.10

0.12	0.25	0.27	0.30	0.33	0.32
(0.24)	(0.25)	0.29	(0.03)	0.62	(0.83)

(0.12)	—	0.56	0.27	0.95	(0.51)

(0.12)	(0.25)	(0.28)	(0.30)	(0.32)	(0.32)

(0.12)	(0.25)	(0.28)	(0.30)	(0.32)	(0.32)

$10.66	$10.90	$11.15	$10.87	$10.90	$10.27

(1.11%)	0.09%	5.22%	2.53%	9.41%	(4.77% )

$31,524	$32,223	$35,751	$32,174	$32,279	$33,140
1.64%	1.64%	1.64%	1.66%	1.64%	1.64%

1.75%	1.74%	1.73%	1.76%	1.74%	1.74%
2.22%	2.33%	2.48%	2.77%	3.07%	2.89%

2.11%	2.23%	2.39%	2.67%	2.97%	2.79%
6%	19%	15%	16%	15%	14%

63

Financial highlights

Delaware Minnesota High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

64

Six months ended 2/28/18[1]	Year ended			12/31/13[2] to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14
$ 10.87	$11.12	$10.84	$10.88	$10.35

0.17	0.36	0.38	0.41	0.31
(0.23)	(0.25)	0.29	(0.04)	0.53
(0.06)	0.11	0.67	0.37	0.84

(0.17)	(0.36)	(0.39)	(0.41)	(0.31)
(0.17)	(0.36)	(0.39)	(0.41)	(0.31)

$ 10.64	$ 10.87	$ 11.12	$ 10.84	$ 10.88

(0.53% )	1.09%	6.28%	3.46%	8.21%

$48,498	$44,805	$31,206	$14,841	$ 6,470
0.64%	0.64%	0.64%	0.66%	0.64%

0.75%	0.74%	0.73%	0.76%	0.74%
3.22%	3.33%	3.48%	3.77%	4.04%

3.11%	3.23%	3.39%	3.67%	3.94%
6%	19%	15%	16%	15% [6]

65

Notes to financial statements

Delaware Minnesota Municipal Bond Funds	February 28, 2018 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds, and Voyageur Intermediate Tax-Free Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). The Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund, if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and Minnesota state personal income taxes, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by

66

dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended Feb. 28, 2018 and for all open tax years (years ended Aug. 31, 2015–Aug. 31, 2017), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Feb. 28, 2018, none of the Funds incurred any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute

67

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2018, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$1,041	$398	$640

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2018, each Fund earned the following amounts under this agreement:

Delaware Tax- Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$226	$41	$79

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fees and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, inverse floater program expenses, short sale, dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed the

68

following percentage of each Fund’s average daily net assets from Sept. 1, 2017 through Feb. 28, 2018.* These waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.60%	0.69%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2018, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$12,438	$3,792	$5,315

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2018, each Fund was charged for these services as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$54,008	$9,342	$17,211

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and

69

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

1.00% of the average daily net assets of the Class C shares. DDLP has contracted to waive Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fee to 0.15% of average daily net assets from Sept. 1, 2017 through Feb. 28, 2018.* The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2018, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$5,888	$1,597	$1,587

For the six months ended Feb. 28, 2018, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
$13,206	$2,052	$7,851

For the six months ended Feb. 28, 2018, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Class A	$3,893	$ —	$ —
Class C	2,721	268	283

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2018, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these

70

procedures, for the six months ended Feb. 28, 2018, each Fund engaged in securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$16,635,726	$10,934,007	$11,468,400
Sales	23,052,879	11,608,868	14,152,677
Net realized losses	(185,025)	(102,696)	(96,370)

*The aggregate contractual waiver period covering this report is from Dec. 29, 2016 through Dec. 29, 2018.

3. Investments

For the six months ended Feb. 28, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Purchases	$45,739,379	$11,338,519	$15,818,482
Sales	48,558,289	16,020,909	11,160,451

At Feb. 28, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Cost of investments	$525,070,027	$89,188,696	$172,418,720

Aggregate unrealized appreciation of investments	$15,990,473	$2,062,415	$3,640,350
Aggregate unrealized depreciation of investments	(3,541,201)	(359,253)	(1,953,402)

Net unrealized appreciation of investments	$12,449,272	$1,703,162	$1,686,948

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Aug. 31, 2017, there were no capital loss carryforwards for Delaware Tax-Free Minnesota Fund and Delaware Tax-Free

71

Notes to financial statements

Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

Minnesota Intermediate Fund. At Aug. 31, 2017, capital loss carryforwards available to offset future realized capital gains for Delaware Minnesota High-Yield Municipal Bond Fund were as follows:

	Pre-enactment capital loss Expiration date	No expiration Post-enactment capital loss character
	2018	Short-term	Long-term	Total
Delaware Minnesota High-Yield Municipal Bond Fund	$2,974,512	$834,251	$—	$3,808,763

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

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The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Delaware Tax-Free Minnesota Fund

Securities	Level 2
Assets:
Municipal Bonds	$535,719,299
Short-Term Investments	1,800,000

Total Value of Securities	$537,519,299

Delaware Tax-Free Minnesota Intermediate Fund

Securities	Level 2
Assets:
Municipal Bonds	$90,641,858
Short-Term Investments	250,000

Total Value of Securities	$90,891,858

Delaware Minnesota High-Yield Municipal Bond Fund

Securities	Level 2
Assets:
Municipal Bonds	$173,830,668
Short-Term Investments	275,000

Total Value of Securities	$174,105,668

During the six months ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Sept. 1, 2017.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Feb. 28, 2018, there were no Level 3 investments.

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Notes to financial statements

Delaware Minnesota Municipal Bond Funds

4. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/18	8/31/17	2/28/18	8/31/17	2/28/18	8/31/17
Shares sold:
Class A	1,527,977	2,747,811	173,901	269,504	342,414	1,060,326
Class C	126,327	517,770	26,104	119,496	172,684	241,813
Institutional
Class	1,163,538	4,787,117	199,038	1,004,436	990,047	3,027,526

Shares issued upon reinvestment of dividends and distributions:
Class A	585,193	917,146	90,164	163,261	109,366	250,746
Class C	60,535	88,474	12,736	22,320	29,736	63,226
Institutional
Class	148,414	158,787	28,315	42,296	69,767	95,656

	3,611,984	9,217,105	530,258	1,621,313	1,714,014	4,739,293

Shares redeemed:
Class A	(2,680,535)	(7,273,577)	(583,027)	(1,227,248)	(529,955)	(3,146,683)
Class C	(358,043)	(692,757)	(88,540)	(240,858)	(201,551)	(555,354)
Institutional
Class	(1,081,719)	(1,991,890)	(317,060)	(472,778)	(619,990)	(1,808,540)

	(4,120,297)	(9,958,224)	(988,627)	(1,940,884)	(1,351,496)	(5,510,577)

Net increase (decrease)	(508,313)	(741,119)	(458,369)	(319,571)	362,518	(771,284)

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Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 28, 2018 and the year ended Aug. 31, 2017, the Funds had the following exchange transactions:

	Six months ended
	2/28/18
	Exchange		Exchange
	Redemptions		Subscriptions
			Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	154,377	29,771	184,356	$2,228,362
Delaware Tax-Free Minnesota Intermediate Fund	24,409	8,781	33,036	363,199
Delaware Minnesota High-Yield Municipal Bond Fund	15,707	786	16,540	178,464

	Year ended 8/31/17
				Exchange
	Exchange Redemptions			Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free Minnesota Fund	1,100,450	32,124	3,022	6,248	1,131,525	$14,020,023
Delaware Tax-Free Minnesota Intermediate Fund	181,773	2,496	—	—	184,436	2,027,196
Delaware Minnesota High-Yield Municipal Bond Fund	723,695	16,753	—	—	742,303	7,897,713

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

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Notes to financial statements

Delaware Minnesota Municipal Bond Funds

5. Line of Credit (continued)

On Nov. 6, 2017, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Funds had no amounts outstanding as of Feb. 28, 2018, or at any time during the six months then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US state or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2018, the percentages of each Fund’s net assets insured by bond insurers are listed below, and these securities have been identified in the “Schedules of investments.”

	Delaware Tax-Free Minnesota Fund	Delaware Tax-Free Minnesota Intermediate Fund	Delaware Minnesota High-Yield Municipal Bond Fund
Assured Guaranty Corporation	4.84%	3.70%	1.62%
Assured Guaranty Municipal Corporation	0.54%	0.27%	—
National Public Finance Guarantee Corporation	0.77%	—	—

	6.15%	3.97%	1.62%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties,

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through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

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Notes to financial statements

Delaware Minnesota Municipal Bond Funds

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018, that would require recognition or disclosure in the Funds’ financial statements.

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About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in each Fund’s most recent Form N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

79

Fixed income mutual funds

Delaware Tax-Free USA Fund

Delaware Tax-Free USA Intermediate Fund

Delaware National High-Yield Municipal Bond Fund

February 28, 2018

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2018, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2017 to February 28, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2017 to Feb. 28, 2018.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2017 to February 28, 2018 (Unaudited)

Delaware Tax-Free USA Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$994.40	0.81%	$4.01
Class C	1,000.00	990.70	1.56%	7.70
Institutional Class	1,000.00	995.70	0.56%	2.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.78	0.81%	$4.06
Class C	1,000.00	1,017.06	1.56%	7.80
Institutional Class	1,000.00	1,022.02	0.56%	2.81

Delaware Tax-Free USA Intermediate Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$988.60	0.75%	$3.70
Class C	1,000.00	985.30	1.60%	7.88
Institutional Class	1,000.00	990.40	0.60%	2.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.08	0.75%	$3.76
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

Delaware National High-Yield Municipal Bond Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$1,007.90	0.85%	$4.23
Class C	1,000.00	1,004.20	1.60%	7.95
Institutional Class	1,000.00	1,009.30	0.60%	2.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,016.86	1.60%	8.00
Institutional Class	1,000.00	1,021.82	0.60%	3.01

*“	Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Free USA Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	94.67%
Corporate Revenue Bonds	14.61%
Education Revenue Bonds	3.00%
Electric Revenue Bonds	2.97%
Healthcare Revenue Bonds	11.05%
Lease Revenue Bonds	3.47%
Local General Obligation Bonds	11.18%
Pre-Refunded/Escrowed to Maturity Bonds	16.60%
Special Tax Revenue Bonds	9.36%
State General Obligation Bonds	5.60%
Transportation Revenue Bonds	14.76%
Water & Sewer Revenue Bonds	2.07%
Short-Term Investments	4.82%
Total Value of Securities	99.49%
Receivables and Other Assets Net of Liabilities	0.51%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alabama	2.80%
Alaska	0.87%
Arizona	4.46%
California	10.10%
Colorado	3.38%
Connecticut	0.95%
Florida	0.74%
Georgia	1.02%
Illinois	8.78%
Indiana	0.74%
Kansas	1.31%
Kentucky	0.63%
Louisiana	0.43%
Maryland	6.41%
Massachusetts	2.62%
Michigan	0.91%
Minnesota	2.09%
Mississippi	1.58%
Missouri	2.26%
New Jersey	6.99%

State / territory	Percentage of net assets
New York	15.31%
North Carolina	1.93%
Ohio	4.51%
Oklahoma	2.70%
Oregon	0.24%
Pennsylvania	2.55%
Tennessee	0.95%
Texas	9.32%
US Virgin Islands	0.06%
Utah	0.66%
Virginia	1.27%
Wisconsin	0.92%
Total Value of Securities	99.49%

Security type / sector / state / territory allocations

Delaware Tax-Free USA Intermediate Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.71%
Corporate Revenue Bonds	15.77%
Education Revenue Bonds	6.46%
Electric Revenue Bonds	4.05%
Healthcare Revenue Bonds	8.55%
Lease Revenue Bonds	3.29%
Local General Obligation Bonds	6.27%
Pre-Refunded/Escrowed to Maturity Bonds	11.25%
Special Tax Revenue Bonds	10.89%
State General Obligation Bonds	13.30%
Transportation Revenue Bonds	16.34%
Water & Sewer Revenue Bonds	3.54%
Total Value of Securities	99.71%
Receivables and Other Assets Net of Liabilities	0.29%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free USA Intermediate Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alabama	1.03%
Alaska	0.31%
Arizona	9.67%
California	14.44%
Colorado	0.50%
Connecticut	0.91%
Florida	1.62%
Georgia	0.88%
Guam	0.55%
Idaho	0.56%
Illinois	7.85%
Kansas	0.60%
Kentucky	0.46%
Louisiana	2.70%
Maryland	1.63%
Massachusetts	1.81%
Michigan	0.76%
Minnesota	3.41%
Missouri	1.30%
Montana	0.08%
Nebraska	1.23%

State / territory	Percentage of net assets
New Jersey	7.22%
New York	16.11%
Ohio	0.75%
Oklahoma	0.19%
Oregon	1.19%
Pennsylvania	6.46%
Tennessee	1.11%
Texas	9.42%
Utah	0.44%
Virginia	1.77%
Washington	1.24%
Wisconsin	1.51%
Total Value of Securities	99.71%

Security type / sector / state / territory allocations

Delaware National High-Yield Municipal Bond Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.01%
Corporate Revenue Bonds	20.01%
Education Revenue Bonds	13.00%
Electric Revenue Bonds	0.53%
Healthcare Revenue Bonds	26.54%
Housing Revenue Bonds	0.56%
Lease Revenue Bonds	4.62%
Local General Obligation Bonds	4.14%
Pre-Refunded/Escrowed to Maturity Bonds	7.24%
Resource Recovery Revenue Bonds	1.10%
Special Tax Revenue Bonds	7.66%
State General Obligation Bonds	2.94%
Transportation Revenue Bonds	7.59%
Water & Sewer Revenue Bonds	3.08%
Short-Term Investments	0.49%
Total Value of Securities	99.50%
Receivables and Other Assets Net of Liabilities	0.50%
Total Net Assets	100.00%

*As of the date of this report, Delaware National High-Yield Municipal Bond Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Alabama	3.54%
Alaska	0.46%
Arizona	5.09%
California	13.99%
Colorado	3.50%
Connecticut	0.20%
Delaware	0.56%
District of Columbia	0.72%
Florida	3.37%
Georgia	0.72%
Hawaii	1.14%
Idaho	0.65%
Illinois	9.24%
Indiana	0.99%
Iowa	0.20%
Kansas	0.59%
Kentucky	1.36%
Louisiana	1.40%

State / territory	Percentage of net assets
Maine	0.15%
Maryland	2.04%
Massachusetts	0.40%
Michigan	0.66%
Minnesota	2.32%
Mississippi	0.22%
Missouri	2.16%
Montana	0.11%
Nebraska	0.66%
Nevada	0.94%
New Hampshire	0.12%
New Jersey	5.94%
New York	8.00%
North Carolina	0.67%
Ohio	6.81%
Oklahoma	0.52%
Oregon	0.45%
Pennsylvania	5.02%
Puerto Rico	0.46%
South Carolina	0.43%
Tennessee	0.45%
Texas	7.18%
Utah	0.11%
Vermont	0.09%
Virginia	1.50%
Washington	1.50%
West Virginia	0.21%
Wisconsin	2.57%
Wyoming	0.09%
Total Value of Securities	99.50%

Schedules of investments

Delaware Tax-Free USA Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 94.67%
Corporate Revenue Bonds – 14.61%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	12,000,000	$ 11,475,120
Series A-2 6.50% 6/1/47	3,160,000	3,140,250
Commonwealth Financing Authority, Pennsylvania
(Tobacco Master Settlement Payment)
4.00% 6/1/39 (AGM)	5,300,000	5,333,178
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47 (AMT)#●	1,570,000	1,619,031
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	165,000	164,587
(Capital Appreciation-Asset-Backed) Series B 1.548% 6/1/47 ^	9,410,000	1,285,688
(Unrefunded-Asset-Backed-Senior) 5.75% 6/1/47	7,640,000	7,697,300
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	5,167,316
Series A 5.00% 9/1/46	9,140,000	11,002,915
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,915,000	2,359,778
Series B 6.50% 11/1/39	3,375,000	4,699,451
Series C 6.50% 11/1/39	1,500,000	2,088,645
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,365,000	1,546,299
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners) 5.75% 10/1/36 (AMT)	2,475,000	2,458,121
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	685,000	843,420
(Second Priority – Bank of America Tower) Class 3 6.375% 7/15/49	1,000,000	1,069,550
New York Transportation Development Corporation Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.00% 8/1/31 (AMT)	2,000,000	2,119,480
Northern Tobacco Securitization Corporation Revenue, Alaska
(Tobacco Settlement Asset-Backed Bonds) Series A 5.00% 6/1/46	1,785,000	1,740,375
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	6,878,450

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Public Energy Authority of Kentucky Gas Supply Revenue
Series A 4.00% 4/1/48 ●	3,380,000	$ 3,622,853
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	1,877,168
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,190,532
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 5.00% 6/1/41	1,920,000	1,918,272
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,103,835

		84,401,614

Education Revenue Bonds – 3.00%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	1,385,000	1,454,485
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,115,800
California State University
(Systemwide) Series A 5.00% 11/1/42	700,000	801,759
Colorado Educational & Cultural Facilities Authority Revenue
(University of Denver Project) Series A 5.00% 3/1/47	2,500,000	2,807,825
Illinois Finance Authority Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,805,000	2,901,043
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	1,951,382
Series A 5.00% 2/15/50	540,000	564,397
New Jersey Economic Development Authority
(Provident Group – Montclair State University)
5.00% 6/1/42 (AGM)	1,250,000	1,385,500
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc. – East Stroudsburg University of Pennsylvania) 5.00% 7/1/31	3,000,000	3,133,860
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	655,000	646,380
144A 5.00% 6/15/52 #	560,000	543,340

		17,305,771

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 2.97%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	$ 2,923,650
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/47	1,605,000	1,810,552
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,610,000	5,257,889
(Salt River Project Electric System) 5.00% 1/1/30	6,000,000	7,190,040

		17,182,131

Healthcare Revenue Bonds – 11.05%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,161,490
Apple Valley, Minnesota
(Senior Living, LLC Project Fourth Tier) Series D 7.25% 1/1/52	2,500,000	2,522,300
(Senior Living, LLC Project Second Tier) Series B 5.00% 1/1/47	2,500,000	2,579,775
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	2,105,000	2,680,149
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	2,787,533
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,040,000	2,346,490
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	2,081,625
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,393,059
5.50% 2/15/57	3,000,000	3,253,500
Health & Educational Facilities Authority of The State of Missouri
(The Children’s Mercy Hospital) Series A 4.00% 5/15/48	1,100,000	1,111,781
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39	3,690,000	3,867,305
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	1,195,000	1,214,526
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,227,520

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System) Series D 4.00% 7/1/48	1,340,000	$ 1,330,620
Massachusetts Development Finance Agency
(Dana-Farber Cancer Institute) Series N 5.00% 12/1/46	1,000,000	1,120,940
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Building
(Vanderbilt University Medical Center) 5.00% 7/1/46	5,000,000	5,492,150
Michigan Finance Authority
(Trinity Health) Series 2016 5.00% 12/1/33	4,655,000	5,279,608
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,387,993
New Hope, Texas Cultural Education Facilities
(Cardinal Bay – Village on the Park)
Series A1 4.00% 7/1/36	310,000	312,613
Series A1 5.00% 7/1/46	770,000	846,376
Series B 4.25% 7/1/36	465,000	465,949
Series B 5.00% 7/1/46	770,000	810,664
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	433,860
144A 5.00% 12/1/35 #	1,200,000	1,297,704
144A 5.00% 12/1/37 #	800,000	861,280
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage – Galloway Ridge Project)
Series A 5.875% 1/1/31	1,555,000	1,635,114
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,000,000	3,008,250
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A 5.757% 7/1/21 (NATL)^	1,565,000	1,385,463
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	120,000	138,955
Series A 7.50% 6/1/49	610,000	710,199
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A 5.00% 6/1/36 #	540,000	544,315
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,657,592

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project)
6.625% 11/15/37	1,000,000	$ 1,109,250
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,060,710
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	690,000	705,249

		63,821,907

Lease Revenue Bonds – 3.47%
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A 5.00% 6/15/57	1,620,000	1,724,360
New Jersey Economic Development Authority
(School Facilities Construction) Series GG 5.75% 9/1/23	100,000	108,095
(State Government Buildings Project) Series A 5.00% 6/15/47	2,250,000	2,370,915
New Jersey Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,350,900
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,388,750
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	2,245,000	2,266,440
St. Louis, Missouri Industrial Development Authority Leasehold Revenue
(Convention Center Hotel) 5.80% 7/15/20 (AMBAC)^	3,035,000	2,819,029

		20,028,489

Local General Obligation Bonds – 11.18%
Aldine, Texas Independent School District
(School Building) Series A 5.00% 2/15/45 (PSF)	3,000,000	3,414,930
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,151,118
Series A 6.00% 1/1/38	595,000	675,652
Chicago, Illinois Board of Education
5.00% 4/1/42	1,060,000	1,136,341
5.00% 4/1/46	1,085,000	1,158,889
Series G 5.00% 12/1/44	1,000,000	1,000,690
Series H 5.00% 12/1/36	1,395,000	1,412,075
Series H 5.00% 12/1/46	1,775,000	1,776,225
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	2,989,625

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mecklenburg, North Carolina
Series A 5.00% 9/1/25	8,000,000	$ 9,516,080
Montgomery, Maryland
Series A 5.00% 11/1/28	5,755,000	6,682,764
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	5,716,900
Subseries D-1 5.00% 10/1/36	6,500,000	7,125,625
Subseries I-1 5.375% 4/1/36	225,000	234,061
Prince George’s County, Maryland
(Consolidated Public Improvement) Series A 5.00% 9/15/24	10,000,000	11,722,400
Washington, Maryland Suburban Sanitary Commission
5.00% 6/1/27	6,480,000	7,839,634

		64,553,009

Pre-Refunded/Escrowed to Maturity Bonds – 16.60%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.25% 11/1/39-19§	5,500,000	5,921,905
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	5,295,000	5,802,155
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	8,230,000	8,961,647
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,500,000	2,677,250
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20§	4,505,000	4,969,240
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	5,160,000	5,752,265
Fairfax County, Virginia Industrial Development Authority
(Inova Health) 5.50% 5/15/35-19§	1,635,000	1,714,232
Illinois Finance Authority Revenue
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,000,000	3,230,790
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21§	6,000,000	6,791,160
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	3,000,000	3,279,330
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	2,190,000	2,497,848

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Maryland Economic Development Corporation Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35-20§	5,075,000	$ 5,539,109
Massachusetts Development Finance Agency
(Harvard University) Series B-2 5.25% 2/1/34-21§	5,000,000	5,503,950
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair State University)
5.875% 6/1/42-20§	4,225,000	4,622,995
(School Facilities Construction) Series G 5.75% 9/1/23-21§	900,000	1,003,275
New Jersey Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B 7.50% 12/1/32-19§	1,435,000	1,538,521
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21-18§	2,260,000	2,343,055
New York, New York
Subordinate Series I-1 5.375% 4/1/36-19§	1,610,000	1,676,606
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	15,586,229
Phoenix, Arizona Civic Improvement Corporation Airport Revenue Junior Lien
Series A 5.00% 7/1/26-20§	1,800,000	1,939,410
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	1,500,000	1,677,495
Southwestern Illinois Development Authority Revenue
(Memorial Group Inc.) 7.125% 11/1/43-23§	2,000,000	2,522,980
Virgin Islands Public Finance Authority Revenue
Series A 7.30% 10/1/18	330,000	341,273

		95,892,720

Special Tax Revenue Bonds – 9.36%
Baltimore, Maryland
(Convention Center Hotel) 5.00% 9/1/46	1,500,000	1,656,225
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	2,000,000	2,033,720
Connecticut State, Special Tax Revenue
(Transportation Infrastructure) Series A 5.00% 1/1/36	2,500,000	2,780,925
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/50 #	725,000	735,636

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Kansas State Department of Transportation
5.00% 9/1/27	5,300,000	$ 6,192,838
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	2,887,625
Mosaic, Virginia District Community Development Authority Revenue
Series A 6.875% 3/1/36	3,980,000	4,308,350
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,895,562
New York City, New York Industrial Development Agency
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,052,800
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011)
Series D 5.00% 2/1/26	3,000,000	3,265,920
(Future Tax Secured)
Series A-1 5.00% 11/1/42	10,000,000	11,272,900
Series C 5.25% 11/1/25	4,430,000	4,846,287
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	2,155,000	2,493,119
Sales Tax Securitization Corporation, Illinois Sales Tax Revenue
Series A 5.00% 1/1/40	5,000,000	5,588,150
Tampa, Florida Sports Authority Revenue Sales Tax
(Tampa Bay Arena Project) 5.75% 10/1/20 (NATL)	635,000	668,922
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.75% 9/1/32	1,365,000	1,370,760

		54,049,739

State General Obligation Bonds – 5.60%
California State
5.25% 11/1/40	3,795,000	4,120,535
Various Purposes
5.00% 8/1/27	2,500,000	2,975,725
5.00% 11/1/47	5,190,000	5,965,749
6.00% 4/1/38	4,060,000	4,253,703
6.50% 4/1/33	2,570,000	2,710,322
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,686,934
Illinois State
5.00% 2/1/26	3,405,000	3,567,997
5.00% 5/1/36	480,000	487,853

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.00% 2/1/39	830,000	$ 840,126
Series A 5.00% 12/1/34	1,780,000	1,826,850
Series A 5.00% 4/1/38	785,000	795,857
Series D 5.00% 11/1/28	2,000,000	2,082,320

		32,313,971

Transportation Revenue Bonds – 14.76%
Chicago, Illinois O’Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,631,090
Series D 5.25% 1/1/42	2,000,000	2,299,860
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/51	1,500,000	1,625,145
Dallas, Texas Love Field
5.00% 11/1/35 (AMT)	1,000,000	1,119,950
5.00% 11/1/36 (AMT)	1,000,000	1,117,560
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	4,496,437
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,699,250
Series G 4.00% 1/1/43	1,605,000	1,642,990
Series G 5.00% 1/1/37	2,500,000	2,851,975
North Texas Tollway Authority Revenue
(First Tier) Series A 5.00% 1/1/43	4,550,000	5,141,637
(Second Tier) Series A 5.00% 1/1/34	5,000,000	5,554,550
Pennsylvania State Turnpike Commission Revenue
Series A-1 5.00% 12/1/47	1,090,000	1,210,663
Port Authority of New York & New Jersey Special Project
(193rd Series) 5.00% 10/15/28 (AMT)	4,000,000	4,549,920
(Consolidated 205th Series) 5.00% 11/15/47	1,500,000	1,716,885
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	5,197,278
Series 8 6.50% 12/1/28	5,500,000	5,779,400
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	3,798,264
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	484,362
Series B 5.00% 1/1/42 (AMT)	450,000	476,865
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,093,374

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International)
Series A-1 6.625% 7/1/34	5,995,000	$ 6,370,946
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(LBJ Infrastructure)
7.00% 6/30/40	5,715,000	6,320,161
7.50% 6/30/33	1,560,000	1,746,919
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	2,490,000	2,888,798
6.875% 12/31/39	5,500,000	5,958,645
7.00% 12/31/38 (AMT)	1,830,000	2,152,775
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,310,207

		85,235,906

Water & Sewer Revenue Bonds – 2.07%
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/28	1,400,000	1,579,144
Dominion, Colorado Water & Sanitation District
5.75% 12/1/36	2,500,000	2,617,850
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Fiscal 2009) Series A 5.75% 6/15/40	3,090,000	3,126,987
Southern California Water Replenishment District
5.00% 8/1/33	2,000,000	2,326,120
5.00% 8/1/34	2,000,000	2,318,800

		11,968,901

Total Municipal Bonds (cost $521,277,652)		546,754,158

Short-Term Investments – 4.82%
Variable Rate Demand Notes – 4.82%¤
City & County of Denver, Colorado Series A3 1.09% 12/1/31 (SPA - JPMorgan Chase Bank N.A.)	1,150,000	1,150,000
Commonwealth of Massachusetts Series A 0.96% 3/1/26
(SPA - Barclays Bank PLC)	5,600,000	5,600,000
Minneapolis – St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-1 1.09% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	1,350,000	1,350,000
(Children’s Hospitals & Clinics) Series A
1.09% 8/15/34 (AGM) (SPA - U.S. Bank N.A.)	1,375,000	1,375,000
(Children’s Hospitals & Clinics) Series A-II
1.09% 8/15/37 (AGM) (SPA - US Bank N.A.)	1,575,000	1,575,000

Schedules of investments

Delaware Tax-Free USA Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA) Series A 1.12%12/1/30	1,105,000	$ 1,105,000
(Chevron USA) Series G 1.12%12/1/30	2,400,000	2,400,000
(Chevron USA) Series G 1.12%11/1/35 ●	2,100,000	2,100,000
(Chevron USA) Series I 1.12%11/1/35	3,500,000	3,500,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution) Series B4
1.08% 6/15/50 (SPA - Wells Fargo Bank N.A.)	1,700,000	1,700,000
New York, New York (Fiscal 2015) Series F6 1.10% 6/1/44 (LOC - JPMorgan Chase Bank N.A.)	3,450,000	3,450,000
Triborough Bridge & Tunnel Authority, New York 1.14% 11/1/32 (LOC - Landesbank Hessen)	2,500,000	2,500,000

Total Short-Term Investments (cost $27,805,000)		27,805,000

Total Value of Securities – 99.49% (cost $549,082,652)		$ 574,559,158

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $14,815,365, which represents 2.57% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware Tax-Free USA Intermediate Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.71%
Corporate Revenue Bonds – 15.77%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 6.50% 6/1/47	3,100,000	$3,080,625
California Infrastructure & Economic Development Bank
(Pacific Gas and Electric Company) Series E 1.75% 11/1/26 ●	800,000	775,912
Central Plains Energy Project, Nebraska (Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,280,141
Series A 5.00% 9/1/35	2,160,000	2,540,786
Series A 5.00% 9/1/36	860,000	1,013,888
Chesterfield County, Virginia Economic Development Authority Pollution Control Revenue
(Virginia Electric & Power) Series A 5.00% 5/1/23	1,460,000	1,516,473
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,268,960
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,286,640
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47 (AMT)#●	1,785,000	1,840,746
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes)
Series A-1 5.00% 6/1/26	850,000	977,373
Series A-1 5.00% 6/1/33	665,000	665,825
Series A-1 5.125% 6/1/47	1,410,000	1,406,475
(Capital Appreciation Asset-Backed)
Series A 1.548% 6/1/47 ^	5,885,000	804,068
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,296,462
Illinois Railsplitter Tobacco Settlement Authority
5.25% 6/1/20	7,160,000	7,675,162
Kentucky Public Energy Authority Revenue
Series A 4.00% 4/1/48 ●	2,350,000	2,518,847
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	5,695,791
Maricopa County, Arizona Corporation Pollution Control Revenue
(Public Service - Palo Verde Project) Series B 5.20% 6/1/43 ●	6,000,000	6,373,320

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Maryland Economic Development Corporation Pollution Control Revenue
(Potomac Electric Project) 6.20% 9/1/22	1,780,000	$1,859,780
Michigan Tobacco Settlement Finance Authority
Series A 6.00% 6/1/34	810,000	807,975
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,141,030
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners)
5.75% 10/1/36 (AMT)	1,835,000	1,822,485
New York Transportation Development Special Facilities Revenue
(American Airlines John F. Kennedy International Airport Project)
5.00% 8/1/21 (AMT)	610,000	663,351
Northern Alaska Tobacco Securitization Corporation Revenue
(Tobacco Settlement Asset-Backed Bonds) Series A 5.00% 6/1/46	1,745,000	1,701,375
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/32	3,750,000	4,369,875
5.25% 12/1/24	3,050,000	3,516,528
Tennessee Energy Acquisition Gas Revenue Series C 5.00% 2/1/27	1,440,000	1,651,622
Tobacco Settlement Financing Corporation, New Jersey Revenue
Series 1A 4.75% 6/1/34	3,265,000	3,232,383
Series 1A 5.00% 6/1/29	4,050,000	4,056,116
Series 1A 5.00% 6/1/41	9,275,000	9,266,653
TSASC, New York
Series A 5.00% 6/1/30	475,000	544,179
Series A 5.00% 6/1/31	475,000	540,911
Tulsa, Oklahoma Airports Improvement Trust
(American Airlines) 5.00% 6/1/35 (AMT)●	975,000	1,055,516
Wisconsin Public Finance Authority Exempt Facilities Revenue
(National Gypsum) 5.25% 4/1/30 (AMT)	2,905,000	3,117,181

		87,364,454

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds – 6.46%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A
6.00% 7/1/37 #	1,420,000	$1,501,948
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School) 5.125% 3/15/36	2,000,000	2,144,100
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,383,680
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,549,310
Connecticut State Health & Educational Facilities Authority Revenue
(Yale University) Series A-1 5.00% 7/1/25	5,000,000	5,060,900
Illinois Finance Authority Revenue
(Chicago International Charter School Project)
5.00% 12/1/30	250,000	267,707
5.00% 12/1/31	320,000	341,075
5.00% 12/1/32	250,000	265,435
(University of Illinois at Chicago)
Series A 5.00% 2/15/29	400,000	431,872
Series A 5.00% 2/15/31	365,000	390,816
Series A 5.00% 2/15/37	430,000	454,880
Massachusetts Development Finance Agency Revenue
(UMass Boston Student Housing Project)
5.00% 10/1/25	2,690,000	3,056,217
Massachusetts State Health & Educational Facilities Authority Revenue
(Massachusetts Institute of Technology) Series M 5.25% 7/1/20	3,000,000	3,253,050
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	588,364
Series A 5.00% 4/1/31	1,090,000	1,229,596
New York City, New York Trust for Cultural Resources
(Whitney Museum of American Art) 5.00% 7/1/21	3,025,000	3,297,038
New York State Dormitory Authority Revenue
(Non State Supported Debt - Rockefeller University)
Series A 5.00% 7/1/27	1,055,000	1,103,868
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,470,543

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania Higher Educational Facilities Authority Revenue
(Unrefunded Drexel University) Series A 5.25% 5/1/25	310,000	$ 338,535
Pima County, Arizona Industrial Development Authority Education Revenue
(Facility American Leadership Academy Project)
144A 5.00% 6/15/47 #	745,000	735,196
144A 5.00% 6/15/52 #	640,000	620,960
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	4,319,319

		35,804,409

Electric Revenue Bonds – 4.05%
California State Department Water Resources Power Supply Revenue
Series N 5.00% 5/1/21	3,580,000	3,957,511
Long Island, New York Power Authority
5.00% 9/1/33	250,000	287,487
5.00% 9/1/35	1,000,000	1,142,020
5.00% 9/1/37	1,000,000	1,138,510
Series B 5.00% 9/1/31	3,165,000	3,621,361
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,741,890
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,562,160
(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	5,991,700

		22,442,639

Healthcare Revenue Bonds – 8.55%
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	5,603,250
Berks County, Pennsylvania Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Series A-3 5.25% 11/1/24	2,205,000	2,326,099
California Health Facilities Financing Authority
(Kaiser Permanente) Series A1 5.00% 11/1/27	4,100,000	5,014,423
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 144A
5.00% 12/1/41 #	1,685,000	1,785,274
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) 7.00% 4/1/35	1,630,000	1,658,003
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,067,630

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A 6.00% 6/1/29	1,780,000	$ 1,860,438
Illinois Finance Authority Revenue
(Rush University Medical Center) Series A 5.00% 11/15/32	2,000,000	2,233,940
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/32	435,000	462,366
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	482,579
5.00% 7/1/32	440,000	480,770
(University of Pennsylvania Health System Obligation)
Series A 5.00% 8/15/33	2,430,000	2,790,442
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A
5.00% 1/1/32	3,000,000	3,454,770
(Christian Care Surprise, Inc. Project) 144A
5.75% 1/1/36 #	1,500,000	1,516,410
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,280,300
Missouri Health & Educational Facilities Authority
(Saint Luke’s Health System) 4.00% 11/15/33	935,000	964,742
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,619,072
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,096,040
144A 5.00% 12/1/32 #	1,100,000	1,202,047
144A 5.00% 12/1/33 #	1,000,000	1,088,700
Pennsylvania Economic Development Financing Authority Revenue
Series A 4.00% 11/15/36	500,000	512,935
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	2,000,000	2,125,900
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project) Series A 144A
4.625% 6/1/36 #	1,460,000	1,413,543

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary’s Woods at Marylhurst Project) 144A
5.00% 5/15/29 #	500,000	$ 547,090
Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic) Series C 4.50% 11/15/38 ●	2,540,000	2,783,561

		47,370,324

Lease Revenue Bonds – 3.29%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.125% 11/1/23	465,000	496,499
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35	3,000,000	3,390,150
Idaho Building Authority Revenue
(Health & Welfare Project) Series A 5.00% 9/1/24	2,800,000	3,100,468
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,716,768
New Jersey State Transportation Trust Fund Authority
Series B 5.50% 6/15/31	5,000,000	5,350,900
New York Liberty Development Revenue
(World Trade Center Project) Class 2-3 144A
5.15% 11/15/34 #	1,000,000	1,093,400
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A
5.00% 10/1/23 (AMT)#	2,085,000	2,099,637

		18,247,822

Local General Obligation Bonds – 6.27%
Chesterfield County, Virginia
Series B 5.00% 1/1/22	4,070,000	4,546,678
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	681,542
Series C 5.00% 1/1/26	1,280,000	1,390,349
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	889,878
5.00% 4/1/36	320,000	344,406
(Dedicated Revenues)
Series C 5.00% 12/1/30	2,160,000	2,237,414
Series C 5.00% 12/1/34	2,160,000	2,206,656
Conroe, Texas Independent School District
5.00% 2/15/25 (PSF)	3,070,000	3,267,432

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27 (PSF)	2,000,000	$ 2,297,600
New York City, New York
Series A-1 5.00% 8/1/19	5,000	5,031
Series E 5.00% 8/1/23	3,685,000	4,220,983
Subseries D-1 5.00% 10/1/30	4,000,000	4,392,240
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,684,640
School District of Philadelphia, Pennsylvania
Series F 5.00% 9/1/28	3,215,000	3,549,424

		34,714,273

Pre-Refunded/Escrowed to Maturity Bonds – 11.25%
Atlanta, Georgia Water & Wastewater Revenue
Series A 6.00% 11/1/25-19§	2,925,000	3,137,413
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project) 6.50% 7/15/30-20§	5,500,000	5,988,950
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	2,250,000	2,409,525
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29-24§	15,000	17,671
Clifton, Texas Higher Education Finance Corporation Revenue
(Uplift Education) Series A 6.00% 12/1/30-20§	1,100,000	1,224,201
Conroe, Texas Independent School District
5.00% 2/15/25-20 (PSF)§	795,000	846,913
Dauphin County, Pennsylvania General Authority
(Pinnacle Health System Project) Series A
6.00% 6/1/29-19§	1,620,000	1,710,121
Guam Government Limited Obligation Revenue
(Section 30)
Series A 5.375% 12/1/24-19§	1,750,000	1,866,777
Series A 5.625% 12/1/29-19§	1,125,000	1,204,909
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 6.25% 6/15/20-18§	485,000	491,848
Maryland State Economic Development Corporation Revenue
(Transportation Facilities Project) Series A
5.375% 6/1/25-20§	2,535,000	2,745,912
Massachusetts Development Finance Agency Revenue
(Harvard University) Series B-1 5.25% 10/15/29-20§	1,670,000	1,827,080

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series A 6.375% 11/15/23-18§	3,000,000	$ 3,105,000
New York State Dormitory Authority Revenue
(North Shore Long Island Jewish Health System)
Series A 5.00% 5/1/23-21§	4,000,000	4,395,760
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.50% 12/1/21-18§	1,650,000	1,710,637
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	560,000	596,803
Pennsylvania Higher Educational Facilities Authority Revenue
(Drexel University) Series A 5.25% 5/1/25-21§	4,980,000	5,514,105
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien) Series A 5.00% 7/1/26-20§	7,500,000	8,080,875
San Francisco, California City & County Airports Commission
Series D 5.00% 5/1/25-21§	570,000	628,716
San Francisco, California City & County Public Utilities Commission Water Revenue
Subseries A 5.00% 11/1/27-21§	7,430,000	8,314,096
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23§	2,190,000	2,762,663
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23§	3,250,000	3,716,538

		62,296,513

Special Tax Revenue Bonds – 10.89%
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	650,000	657,579
5.00% 5/1/34	880,000	886,899
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,506,013
Series A 5.25% 1/1/23	5,375,000	5,523,887
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,577,772

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	$ 2,019,163
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Center Hotel Project - TIF Financing)
Series B 144A 4.375% 2/1/31 #	400,000	402,068
Series B 144A 5.00% 2/1/40 #	200,000	204,544
Kansas State Department of Transportation
Series B 5.00% 9/1/33	1,500,000	1,723,965
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29	5,195,000	5,936,223
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,892,283
New Jersey Economic Development Authority Revenue
(Cigarette Tax)
5.00% 6/15/22	1,750,000	1,923,723
5.00% 6/15/23	1,250,000	1,367,163
(School Facilities Construction) Series AA 5.50% 12/15/29	1,480,000	1,535,796
New York City, New York Transitional Finance Authority
Future Tax Secured
5.00% 11/1/23	2,865,000	3,303,116
Subseries A-1 5.00% 11/1/20	2,860,000	3,110,965
Subseries C 5.00% 11/1/27	4,150,000	4,782,667
Subseries E-1 5.00% 2/1/26	4,020,000	4,455,768
New York State Local Government Assistance Corporation Subordinate Lien
Series A 5.00% 4/1/20	3,360,000	3,602,122
New York State Urban Development
(Personal Income Tax) Series A 5.00% 3/15/22	3,000,000	3,358,410
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	1,010,000	1,168,469
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,000,000	999,940
Sales Tax Securitization Corporation Sales Tax Revenue,
Illinois
Series A 5.00% 1/1/34	2,740,000	3,101,159
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project) Series B 5.375% 11/1/23	655,000	655,183

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A)
Series 2015A 5.00% 9/1/27	1,610,000	$ 1,619,000

		60,313,877

State General Obligation Bonds – 13.30%
California State
5.00% 8/1/26	3,120,000	3,737,261
5.00% 9/1/30	1,715,000	2,008,454
Series C 5.00% 9/1/30	5,985,000	6,993,233
(Various Purposes)
5.00% 9/1/32	4,100,000	4,761,084
5.25% 9/1/28	7,750,000	8,660,703
Series A 5.00% 11/1/28	1,500,000	1,797,330
Illinois State
4.00% 2/1/24	1,220,000	1,219,963
5.00% 2/1/26	3,870,000	4,055,257
5.00% 3/1/36	960,000	973,872
Series A 5.00% 12/1/34	1,965,000	2,016,719
Series D 5.00% 11/1/28	2,000,000	2,082,320
Minnesota State
Series A 5.00% 10/1/23	3,415,000	3,937,768
(Various Purpose) Series F 5.00% 10/1/22	8,000,000	9,064,080
New York State
Series A 5.00% 2/15/28	5,000,000	5,453,550
Oregon State
Series L 5.00% 5/1/26	6,000,000	6,607,260
Texas State
(Transportation Commission Highway) 5.00% 4/1/29	3,000,000	3,415,140
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,417,630
(Various Purposes) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,441,840

		73,643,464

Transportation Revenue Bonds – 16.34%
Bay Area, California Toll Authority
(San Francisco Bay Area) 4.00% 4/1/34	1,000,000	1,068,280
Broward County, Florida Airport System Revenue
Series O 5.375% 10/1/29	2,000,000	2,115,080
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/32	1,000,000	1,125,280
Series B 5.00% 1/1/33	1,520,000	1,705,440
(General-Airport-Third Lien) Series C 5.25% 1/1/28	2,150,000	2,273,733

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Houston, Texas Airports Commission Revenue Series B
5.00% 7/1/25	1,000,000	$ 1,096,850
5.00% 7/1/26	3,000,000	3,289,530
Memphis-Shelby County, Tennessee Airport Authority Revenue
Series D 5.00% 7/1/24	4,110,000	4,471,968
Metropolitan New York Transportation Authority Revenue
Series C 6.50% 11/15/28	545,000	564,669
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,026,508
Series E 5.00% 1/1/31	5,000,000	5,841,050
Series E 5.00% 1/1/33	750,000	867,173
New Orleans, Louisiana Aviation Board
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,219,754
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,208,502
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,431,247
North Texas Tollway Authority Revenue
(First Tier) Series A 5.00% 1/1/35	1,000,000	1,134,180
Pennsylvania State Turnpike Commission Revenue
Series A-1 5.00% 12/1/34	250,000	284,050
Series A-1 5.00% 12/1/35	310,000	350,843
Series A-1 5.00% 12/1/36	350,000	394,873
Subordinate Series A-1 5.00% 12/1/29	3,590,000	3,999,942
(Motor License) 5.00% 12/1/37	1,000,000	1,118,540
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien Airport)
Series A 5.00% 7/1/33	3,355,000	3,807,657
Series D 5.00% 7/1/33	2,970,000	3,426,667
Port Authority of New York & New Jersey
(194th Series) 5.00% 10/15/32	2,500,000	2,887,950
(JFK International Air Terminal) Series 8 6.50% 12/1/28	8,300,000	8,721,640
Sacramento County, California Airport System Revenue
(PFC/Grant) Series D 5.50% 7/1/28	2,020,000	2,047,230
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/31	500,000	581,725
Series B 5.00% 7/1/32	600,000	695,418
Series B 5.00% 7/1/33	1,000,000	1,154,640
San Francisco, California City & County Airport Commission - San Francisco International Airport
Series D 5.00% 5/1/25	1,430,000	1,572,871

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/32 (AMT)	215,000	$ 232,323
Series B 5.00% 1/1/33 (AMT)	315,000	339,053
Series B 5.00% 1/1/34 (AMT)	430,000	461,029
Series B 5.00% 1/1/35 (AMT)	430,000	459,593
Series B 5.00% 1/1/36 (AMT)	430,000	458,518
Series B 5.00% 1/1/37 (AMT)	430,000	457,804
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.125% 7/1/24	3,780,000	3,999,542
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(LBJ Infrastructure) 7.50% 6/30/33	3,625,000	4,059,347
(NTE Mobility Partners)
7.00% 12/31/38 (AMT)	3,750,000	4,411,425
7.50% 12/31/31	3,765,000	4,130,920

		90,492,844

Water & Sewer Revenue Bonds – 3.54%
Atlanta, Georgia Water & Wastewater Revenue
Series B 5.50% 11/1/23 (AGM)	1,175,000	1,250,717
California State Department of Water Resources
(Water System) Series AS 5.00% 12/1/29	2,680,000	3,148,062
Chicago, Illinois Waterworks Revenue
(2nd Lien) 5.00% 11/1/27	2,100,000	2,375,478
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	1,390,000	1,455,789
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,396,720
Sacramento, California Water Revenue
5.00% 9/1/26	3,160,000	3,624,583
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,743,555
Series A 5.00% 5/15/33	2,250,000	2,605,523

		19,600,427

Total Municipal Bonds (cost $533,917,881)		552,291,046

Total Value of Securities – 99.71% (cost $533,917,881)		$ 552,291,046

Schedules of investments

Delaware Tax-Free USA Intermediate Fund

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $18,316,072, which represents 3.31% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

PSF – Guaranteed by Permanent School Fund

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments

Delaware National High-Yield Municipal Bond Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.01%
Corporate Revenue Bonds – 20.01%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(Environmental Improvement - US Steel Corp. Project)
5.75% 8/1/42 (AMT)	2,000,000	$ 2,013,020
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	36,040,000	34,463,610
Series A-2 6.00% 6/1/42	3,100,000	2,996,026
Series A-2 6.50% 6/1/47	20,115,000	19,989,281
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) 0.83% 6/1/55 ^	100,000,000	4,470,000
California Pollution Control Financing Authority Revenue
(Poseidon Resources) 144A 5.00% 7/1/37 (AMT)#	5,000,000	5,342,250
California State Enterprise Development Authority Revenue
(Sunpower Corp. - Recovery Zone Facility)
8.50% 4/1/31	1,000,000	1,076,550
Central Plains Energy Project, Nebraska
Series A 5.00% 9/1/42	3,745,000	4,437,376
(Project No. 3) Series A 5.00% 9/1/37	3,210,000	3,790,946
Columbus County, North Carolina Industrial Facilities & Pollution Control Financing
(International Paper Co. Project) Series A 5.70% 5/1/34	1,000,000	1,082,380
Commonwealth Financing Authority, Pennsylvania
(Tobacco Master Settlement Payment)
4.00% 6/1/39 (AGM)	3,550,000	3,572,223
Florida Development Finance Corporation Revenue
(Brightline Passenger Rail Project) 144A 5.625% 1/1/47 (AMT)#●	3,890,000	4,011,485
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Senior Notes)
5.75% 6/1/47	10,145,000	10,221,087
Series A-1 5.125% 6/1/47	5,360,000	5,346,600
(Capital Appreciation - Asset-Backed-1st Subordinate)
Series B 1.548% 6/1/47 ^	30,145,000	4,118,711
Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	5,000,000	5,378,950
(Special Facilities Continental Airlines) Series A 6.625% 7/15/38 (AMT)	2,000,000	2,210,320
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,259,445

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Westlake Chemical Corp.) Series A-1 6.50% 11/1/35	3,000,000	$ 3,326,940
Lower Alabama Gas District
Series A 5.00% 9/1/46	3,565,000	4,291,618
Main Street Natural Gas Project Revenue, Georgia
Series A 5.50% 9/15/23	40,000	45,945
Michigan Tobacco Settlement Financing Authority Revenue Asset-Backed
Series A 6.00% 6/1/48	1,255,000	1,251,863
Mission, Texas Economic Development Corporation Revenue
(Senior Lien - Natgasoline Project) Series B 144A 5.75% 10/1/31 (AMT)#	4,500,000	4,687,965
M-S-R Energy Authority, California Gas Revenue
Series A 6.50% 11/1/39	2,500,000	3,481,075
Series B 6.50% 11/1/39	2,500,000	3,481,075
Nevada State Department of Business & Industry
(Green Fulcrum Sierra Biofuels Project) 144A 6.25% 12/15/37 (AMT)#	5,000,000	5,442,250
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,366,440
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,438,681
New York City, New York Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners Project)
5.65% 10/1/28 (AMT)	4,750,000	4,740,690
5.75% 10/1/36 (AMT)	5,020,000	4,985,764
New York Liberty Development Corporation Revenue
(Goldman Sachs Headquarters) 5.25% 10/1/35	7,000,000	8,618,890
(Second Priority - Bank of America Tower) Class 3
6.375% 7/15/49	2,000,000	2,139,100
Northern Tobacco Securitization Corporation Revenue, Alaska
(Tobacco Settlement Asset-Backed Bonds) Series A 5.00% 6/1/46	3,945,000	3,846,375
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,748,355
Pima County, Arizona Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	500,000	537,130

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Port of Seattle, Washington Industrial Development Corporation Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	$ 2,189,100
Public Authority for Colorado Energy Natural Gas Revenue
Series 28 6.50% 11/15/38	2,000,000	2,751,380
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	11,765,000	13,803,051
5.25% 12/1/27	2,235,000	2,605,764
5.25% 12/1/28	1,050,000	1,230,831
5.50% 12/1/29	765,000	917,832
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,625,000	1,834,853
Tennessee State Energy Acquisition Gas Revenue
Series A 4.00% 5/1/48 ●	720,000	768,038
Series C 5.00% 2/1/27	2,940,000	3,372,062
Tobacco Settlement Financing Corporation, Louisiana
Asset-Backed Note Series A 5.25% 5/15/35	2,540,000	2,755,900
Tobacco Settlement Financing Corporation, New Jersey
Series 1A 5.00% 6/1/41	21,930,000	21,910,263
Tobacco Settlement Financing Corporation, Virginia
Series B-1 5.00% 6/1/47	2,000,000	1,950,000
TSASC, New York
Series A 5.00% 6/1/41	705,000	777,347
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,159,260
(American Airlines) 5.00% 6/1/35 (AMT)●	3,000,000	3,247,740
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	2,865,000	3,386,229
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT)#	5,000,000	5,905,500
Wisconsin Public Finance Authority
(National Gypsum) 4.00% 8/1/35 (AMT)	2,000,000	1,946,060

		250,721,626

Education Revenue Bonds – 13.00%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	775,000	819,725
144A 6.00% 7/1/47 #	4,735,000	4,972,555

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Basis Schools Projects)
Series A 144A 5.125% 7/1/37 #	750,000	$ 778,523
Series A 144A 5.375% 7/1/50 #	1,000,000	1,042,520
(Kaizen Education Foundation Project) 144A
5.80% 7/1/52 #	4,000,000	4,152,040
Arlington, Texas Higher Education Finance
(Arlington Classic Academy) 7.65% 8/15/40	1,000,000	1,084,930
(Leadership Preparatory School)
Series A 5.00% 6/15/36	700,000	700,994
Series A 5.00% 6/15/46	1,325,000	1,311,048
Build NYC Resource, New York
5.00% 11/1/39	1,000,000	1,014,070
5.50% 11/1/44	2,500,000	2,598,625
Burbank, Illinois
(Intercultural Montessori Language) 144A
6.25% 9/1/45 #	4,000,000	4,154,920
California Educational Facilities Authority Revenue
(Loma Linda University) Series A
5.00% 4/1/47	1,500,000	1,673,700
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A
5.50%11/1/45 #	4,000,000	4,398,000
(Julian Charter School Project) Series A 144A
5.625% 3/1/45 #	7,500,000	7,515,000
(Partnership Uplift Community Project) Series A 5.25% 8/1/42	1,700,000	1,736,805
(Santa Rosa Academy Project) Series A 6.00% 7/1/42	1,250,000	1,335,613
(Southwestern Law School) 6.50% 11/1/41	1,500,000	1,674,165
(The Creative Center of Los Altos Project) Series B 144A 4.50% 11/1/46 #	1,000,000	954,990
California School Finance Authority
(Aspire Public Schools)
Series A 144A 5.00% 8/1/35 #	585,000	636,269
Series A 144A 5.00% 8/1/40 #	605,000	654,755
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/52 #	1,000,000	892,280
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,750,000	2,749,670
(New Designs Charter School) Series A 5.50% 6/1/42	1,750,000	1,803,883
(View Park Elementary & Middle Schools)
5.875% 10/1/44	1,000,000	1,074,580
6.00% 10/1/49	720,000	770,321

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California State University
(Systemwide)
Series A 5.00% 11/1/26	2,000,000	$ 2,428,940
Series A 5.00% 11/1/27	2,300,000	2,799,790
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	1,915,000	2,173,008
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 144A
5.00% 11/1/41 #	1,875,000	2,025,525
(Lancer Educational Student Housing Project) Series A
144A 5.00% 6/1/46 #	1,500,000	1,578,540
Capital Trust Agency, Florida
(River City Education Services Project)
5.375% 2/1/35	870,000	851,521
5.625% 2/1/45	1,500,000	1,450,500
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School - Community Leadership Academy)
7.45% 8/1/48	2,000,000	2,268,280
(Charter School - Loveland Classical School) 144A
5.00% 7/1/46 #	1,500,000	1,503,945
(Skyview Charter School) 144A 5.375% 7/1/44 #	500,000	505,705
(Windsor Charter Academy Project) Series 2016 144A
5.00% 9/1/36 #	1,000,000	1,004,770
Delaware State Economic Development Authority Revenue
(Charter School - Aspira Charter)
5.00% 6/1/36	700,000	706,069
5.00% 6/1/46	820,000	819,934
5.00% 6/1/51	1,035,000	1,018,430
District of Columbia Revenue
(Provident Group - Howard Properties) 5.00% 10/1/35	2,500,000	2,533,575
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services Income - Student Housing Project)
5.00% 7/1/30	1,000,000	1,070,810
Hawaii State Department of Budget & Finance
(Chaminade University) Series A 144A 5.00% 1/1/45 #	1,500,000	1,473,795
(Hawaii Pacific University) Series A 6.875% 7/1/43	2,000,000	2,105,500
Henderson, Nevada Public Improvement Trust
(Touro College & University System) 5.50% 1/1/44	2,000,000	2,201,380

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Idaho Housing & Finance Association
(Idaho Arts Charter School Incorporate) 144A
5.00% 12/1/36 #	615,000	$ 654,323
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	536,754
Series B 144A 4.87% 7/1/49 #^	2,888,155	306,433
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,000,000	1,065,550
Illinois Finance Authority Charter School Revenue
(Uno Charter School) Series A 7.125% 10/1/41	1,000,000	1,045,040
Illinois Finance Authority Revenue
(Lake Forest College) Series A 6.00% 10/1/48	1,000,000	1,066,960
(Rogers Park Montessori)
6.00% 2/1/34	675,000	708,453
6.125% 2/1/45	1,800,000	1,886,544
Illinois Finance Authority Student Housing Revenue
(Dekalb II - Northern Illinois University Project)
6.875% 10/1/43	1,000,000	1,093,240
Indiana State Finance Authority Revenue Educational Facilities
(Drexel Foundation - Thea Bowman Academy Charter School) Series A 7.00% 10/1/39	1,000,000	1,013,300
Kanawha, West Virginia
(West Virginia University Foundation Project)
6.75% 7/1/45	2,500,000	2,638,900
Louisiana Public Facilities Authority Revenue
(Lake Charles Charter Academy Foundation Project)
8.00% 12/15/41	1,500,000	1,628,550
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,728,636
Series A 144A 6.00% 6/15/52 #	1,530,000	1,577,047
Maricopa County, Arizona Industrial Development Authority
(Paradise Schools Projects) Series 2016 144A
5.00% 7/1/47 #	1,500,000	1,529,595
Maryland State Health & Higher Educational Facilities Authority Revenue
(Patterson Park Public Charter School) Series A 6.125% 7/1/45	1,000,000	1,012,940

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Massachusetts State Development Finance Agency Revenue
(UMass Boston Student Housing Project) Series 2016
5.00% 10/1/48	3,605,000	$ 3,910,884
Miami-Dade County, Florida Industrial Development Authority
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,007,260
Series A 144A 6.00% 9/15/45 #	1,000,000	1,013,870
Michigan Finance Authority Limited Obligation Revenue
(Public School Academy Old Redford) Series A 6.50% 12/1/40	900,000	882,099
(Public School Academy University Learning)
7.50% 11/1/40	1,000,000	1,036,720
Michigan Public Educational Facilities Authority Revenue
(Limited-Obligation-Landmark Academy) 7.00% 12/1/39	950,000	958,863
Nevada State Department of Business & Industry
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,626,836
Series A 144A 5.125% 12/15/45 #	2,515,000	2,534,869
New Jersey State Higher Education Student Assistance Authority Student Loan Revenue
Series 1B 5.75% 12/1/39 (AMT)	1,250,000	1,357,713
New York State Dormitory Authority
(Touro College & University System) Series A 5.50% 1/1/44	2,875,000	3,181,676
North Texas Education Finance Revenue
(Uplift Education) Series A 5.25% 12/1/47	2,100,000	2,203,971
Pennsylvania State Higher Educational Facilities Authority Revenue
(Foundation Indiana University) Series A 1.785%
(LIBOR03M + 0.67%) 7/1/39 (SGI)●	2,400,000	2,031,360
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(1st Philadelphia Preparatory) 7.25% 6/15/43	1,230,000	1,401,745
(Discovery Charter School Project)
5.875% 4/1/32	450,000	462,308
6.25% 4/1/37	200,000	207,352
(Global Leadership Academy Project) 6.375% 11/15/40	1,000,000	1,032,990
(Green Woods Charter School Project) Series A 5.75% 6/15/42	1,600,000	1,612,512
(New Foundation Charter School Project)
6.625% 12/15/41	1,000,000	1,107,370

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Tacony Academy Charter School Project)
7.00% 6/15/43	1,540,000	$ 1,692,614
Phoenix, Arizona Industrial Development Authority Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	4,085,880
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	2,044,180
(Choice Academies Project)
5.375% 9/1/32	1,000,000	1,029,930
5.625% 9/1/42	600,000	613,968
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	450,000	449,325
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,169,120
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	1,630,000	1,608,549
144A 5.00% 6/15/52 #	1,400,000	1,358,350
(Edkey Charter Schools Project) 6.00% 7/1/43	2,000,000	1,804,700
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	655,000	664,687
Series A 5.00% 8/15/46	1,000,000	993,960
Private Colleges & Universities Authority, Georgia Revenue
(Mercer University) Series A 5.00% 10/1/32	1,005,000	1,056,325
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,348,288
(Hmong College Preparatory Academy Project)
Series A 5.75% 9/1/46	1,000,000	1,026,110
Series A 6.00% 9/1/51	3,000,000	3,111,030
Utah State Charter School Finance Authority Revenue
(North Davis Preparatory) 6.375% 7/15/40	1,290,000	1,372,960
Wisconsin Public Finance Authority Revenue
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,552,866
(Roseman University Health Sciences Project)
5.75% 4/1/42	2,000,000	2,143,060
Wyoming Community Development Authority Student Housing Revenue
(CHF-Wyoming LLC) 6.50% 7/1/43	1,000,000	1,067,520

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers, New York Economic Development Corporation Education Revenue
(Charter School Educational Excellence)
6.25% 10/15/40	595,000	$ 614,189

		162,890,272

Electric Revenue Bonds – 0.53%
Long Island, New York Power Authority
Series A 5.00% 9/1/44	1,960,000	2,181,284
South Carolina State Public Service Authority
Series E 5.25% 12/1/55	4,000,000	4,399,920

		6,581,204

Healthcare Revenue Bonds – 26.54%
Abag, California Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	1,650,000	1,823,778
Alachua County, Florida Health Facilities Authority
(Oak Hammock University)
Series A 8.00% 10/1/42	1,000,000	1,161,490
Series A 8.00% 10/1/46	1,500,000	1,735,455
Allen County, Indiana Economic Development Revenue
(StoryPoint Fort Wayne Project) Series A-1 144A
6.875% 1/15/52 #	1,650,000	1,743,373
Antelope Valley, California Healthcare District
Series A 5.00% 3/1/41	1,000,000	1,035,990
Apple Valley, Minnesota
(Minnesota Senior Living LLC, Project)
Series B 5.00% 1/1/47	2,500,000	2,579,775
Series D 7.25% 1/1/52	7,290,000	7,355,027
Berks County, Pennsylvania Industrial Development Authority
(Tower Health Project) 5.00% 11/1/50	1,500,000	1,638,030
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30	155,000	164,915
Birmingham, Alabama Special Care Facilities Financing Authority
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	2,035,000
5.75% 6/1/35	1,500,000	1,660,545
5.75% 6/1/45	2,500,000	2,742,000
6.00% 6/1/50	2,650,000	2,942,348

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Board of Managers Joint Guadalupe County-City of Seguin, Texas Hospital
5.00% 12/1/45	1,100,000	$ 1,111,880
Butler County, Ohio Port Authority
(StoryPoint Fairfield Project) Series A-1 144A
6.50% 1/15/52 #	650,000	674,759
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	4,870,000	6,200,630
California Municipal Finance Authority Revenue
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	546,120
California Statewide Communities Development Authority Revenue
(BE Group) 144A 7.25% 11/15/41 #	500,000	540,635
(Loma Linda University Medical Center)
5.50% 12/1/54	13,000,000	14,070,420
Series A 5.25% 12/1/29	1,500,000	1,657,380
Series A 144A 5.25% 12/1/56 #	3,000,000	3,206,670
Camden County, New Jersey Improvement Authority Revenue
(Cooper Health System Obligation Group)
5.75% 2/15/42	2,500,000	2,732,300
Capital Trust Agency, Florida
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,500,000	2,555,125
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/49	5,000,000	4,858,000
Centre County, Pennsylvania Hospital Authority
(Mount Nittany Medical Center) Series A 5.00% 11/15/46	1,250,000	1,361,650
Chesterfield County, Virginia Economic Development Authority Revenue
(1st Mortgage - Brandermill Woods Project)
5.125% 1/1/43	1,030,000	1,063,331
Chesterton, Indiana
(StoryPoint Chesterton Project) Series A 144A
6.375% 1/15/51 #	1,000,000	1,030,260
Cobb County, Georgia Development Authority
(Provident Village at Creekside Project) Series A 144A
6.00% 7/1/51 #	3,750,000	3,285,225
Colorado Health Facilities Authority Revenue
(American Baptist) 8.00% 8/1/43	2,500,000	2,875,600
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	555,100
(School Health Systems) Series A 5.00% 1/1/44	1,000,000	1,090,770

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	$ 777,187
Series A 144A 5.75% 12/1/35 #	1,150,000	1,186,846
Series A 144A 6.125% 12/1/45 #	1,200,000	1,259,784
Series A 144A 6.25% 12/1/50 #	560,000	588,666
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	1,025,750
Series A 144A 5.00% 9/1/53 #	1,500,000	1,531,230
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligation Group) 5.25% 1/1/41	1,600,000	1,647,360
(Diakon Lutheran Ministries Series) 6.375% 1/1/39	100,000	102,910
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	5,200,000	5,567,744
5.50% 2/15/52	4,405,000	4,801,098
5.50% 2/15/57	7,250,000	7,862,625
Decatur, Texas Hospital Authority
(Wise Regional Health Systems)
Series A 5.00% 9/1/34	1,000,000	1,054,960
Series A 5.25% 9/1/29	500,000	540,200
Series A 5.25% 9/1/44	2,000,000	2,131,200
Duluth, Minnesota Economic Development Authority Revenue
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	3,750,000	4,101,637
East Rochester, New York Housing Authority Revenue
(Senior Living - Woodland Village Project) 5.50% 8/1/33	1,155,000	1,157,252
Florida Development Finance
(Tuscan Isle Champions Gate Project) Series A 144A
6.375% 6/1/46 #	3,200,000	3,140,032
(Tuscan Isle Obligated Group) Series A 144A
7.00% 6/1/45 #	700,000	554,869
(UF Health - Jacksonville Project) Series A 6.00% 2/1/33	2,375,000	2,598,036
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	830,000	819,027
5.25% 11/15/51	1,350,000	1,326,847

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Guilderland, New York Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	6,000,000	$ 5,899,860
Hawaii Pacific Health Special Purpose Revenue
Series A 5.50% 7/1/40	1,250,000	1,328,637
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(Hawaii Pacific Health Obligation) Series A 5.50% 7/1/43	2,990,000	3,312,860
(Kahala Nui) 5.25% 11/15/37	1,000,000	1,106,280
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.50% 10/1/49	2,400,000	2,571,984
Idaho Health Facilities Authority Revenue
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	475,975
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.25% 5/15/54	5,000,000	4,811,750
(Lutheran Home & Services) 5.75% 5/15/46	1,685,000	1,773,934
Illinois Housing Development Authority
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,245,600
Series A 144A 5.60% 1/1/56 #	2,700,000	2,420,631
Indiana Finance Authority Revenue
(King’s Daughters Hospital & Health)
5.50% 8/15/40	1,000,000	1,044,680
5.50% 8/15/45	1,000,000	1,043,490
(Marquette Project) 5.00% 3/1/39	1,250,000	1,302,787
Iowa Finance Authority
(Sunrise Retirement Community) 5.75% 9/1/43	2,500,000	2,557,325
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/47	1,300,000	1,356,771
Kentucky Economic Development Finance Authority Healthcare Revenue
(Owensboro Health) Series A 5.00% 6/1/45	1,250,000	1,322,950
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,314,781
5.75% 11/15/45	2,500,000	2,532,325
5.75% 11/15/50	1,600,000	1,615,696
Kentwood, Michigan Economic Development Corporation Revenue
(Limited Obligation - Holland Home) 5.625% 11/15/41	1,250,000	1,342,787
Kirkwood, Missouri Industrial Development Authority
(Aberdeen Heights) Series A 5.25% 5/15/50	6,000,000	6,326,340

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 5.00% 5/15/46	1,770,000	$ 1,922,096
Lucas County, Ohio Health Care Facilities Revenue
(Sunset Retirement Communities) 5.50% 8/15/30	1,000,000	1,072,570
Maine Health & Higher Educational Facilities Authority Revenue
(Maine General Medical Center) 6.75% 7/1/41	1,700,000	1,846,744
Maricopa County, Arizona Industrial Development Authority
(Christian Care Surprise, Inc. Project) Series 2016 144A 6.00% 1/1/48 #	5,400,000	5,488,236
Martin County, Florida Health Facilities Authority Revenue
(Martin Memorial Medical Center) 5.50% 11/15/42	1,000,000	1,086,210
Maryland Health & Higher Educational Facilities Authority
(Adventist Healthcare) Series A 5.50% 1/1/46	5,000,000	5,568,800
(Medstar Health Issue) Series A 5.00% 5/15/45	1,000,000	1,106,320
(University Of Maryland Medical System Issue) Series D 4.00% 7/1/48	3,330,000	3,306,690
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/47	2,350,000	2,599,171
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,750,000	2,858,267
Missouri State Health & Educational Facilities Authority Revenue
(Lutheran Senior Services) 6.00% 2/1/41	1,000,000	1,079,590
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care)
5.25% 1/1/40	1,550,000	1,567,608
5.375% 1/1/50	6,250,000	6,329,625
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	8,500,000	9,021,305
New Hampshire Health & Education Facilities Authority
(Rivermeade) Series A 6.875% 7/1/41	1,380,000	1,502,917
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series A1 4.00% 7/1/36	635,000	640,353
Series A1 5.00% 7/1/46	1,395,000	1,533,370
Series A1 5.00% 7/1/51	1,595,000	1,747,195
Series B 4.00% 7/1/31	635,000	635,864
Series B 4.25% 7/1/36	955,000	956,948
Series B 4.75% 7/1/51	1,915,000	1,961,209

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park)
Series B 5.00% 7/1/46	1,595,000	$ 1,679,232
Series C 5.00% 7/1/31	250,000	262,308
Series C 5.25% 7/1/36	350,000	368,543
Series C 5.50% 7/1/46	1,250,000	1,326,150
Series C 5.75% 7/1/51	1,000,000	1,074,470
Series D 6.00% 7/1/26	150,000	151,611
Series D 7.00% 7/1/51	1,350,000	1,398,830
New Jersey Economic Development Authority
(Lions Gate Project) 5.25% 1/1/44	2,000,000	2,054,380
New Jersey Health Care Facilities Financing Authority Revenue
(Barnabas Health Services) Series A 4.00% 7/1/26	980,000	1,034,586
(Princeton Healthcare System) 5.00% 7/1/39	2,500,000	2,738,550
(St. Peters University Hospital) 6.25% 7/1/35	2,700,000	2,902,284
(University Hospital) Series A 5.00% 7/1/46 (AGM)	5,000,000	5,484,400
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/40 #	1,100,000	1,174,151
144A 5.00% 12/1/45 #	800,000	850,888
North Carolina Medical Care Commission Health Care Facilities Revenue
(First Mortgage - Galloway Ridge Project) 6.00% 1/1/39	1,520,000	1,595,833
Northampton County, Pennsylvania Industrial
Development Authority Revenue
(Morningstar Senior Living) 5.00% 7/1/36	2,000,000	2,044,360
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,900,000	3,910,725
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34	285,000	330,019
Series A 7.50% 6/1/49	2,920,000	3,399,639
Palomar, California Health
Series 2016 5.00% 11/1/39	1,670,000	1,811,549
Payne County, Oklahoma Economic Development Authority
(Epworth Living at the Ranch) Series A 7.00% 11/1/51	1,445,000	1,070,384
Prince George’s County, Maryland
(Collington Episcopal Life Care Community)
5.00% 4/1/31	1,030,000	1,094,839
5.25% 4/1/47	2,000,000	2,110,720

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Public Finance Authority, Wisconsin
(Bancroft Neurohealth Project)
Series A 144A 4.625% 6/1/36 #	235,000	$ 227,522
Series A 144A 5.00% 6/1/36 #	960,000	967,670
Series A 144A 5.125% 6/1/48 #	1,375,000	1,387,320
(Mary’s Woods at Marylhurst Project) 144A
5.25% 5/15/52 #	2,300,000	2,473,512
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	5,630,000	5,701,220
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,500,000	2,827,225
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Inc.) 6.00% 5/15/47	1,500,000	1,623,945
San Buenaventura, California Revenue
(Community Memorial Health System) 7.50% 12/1/41	4,475,000	5,011,284
South Carolina Jobs - Economic Development Authority Hospital Revenue
(Palmetto Health) 5.75% 8/1/39	915,000	946,330
Southeastern Ohio Port Authority
(Memorial Health Systems)
5.00% 12/1/43	805,000	829,078
5.50% 12/1/43	1,250,000	1,336,200
St. Louis County, Missouri Industrial Development Authority
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	614,604
Series A 5.125% 8/15/45	1,800,000	1,845,306
Suffolk County, New York Economic Development Corporation Revenue
(Peconic Landing Southland) 6.00% 12/1/40	575,000	621,874
Tarrant County, Texas Cultural Education Facilities Finance
(Buckingham Senior Living Community) 5.50% 11/15/45	3,000,000	3,046,770
(Buckner Retirement Services)
Series B 5.00% 11/15/40	2,080,000	2,299,086
Series B 5.00% 11/15/46	3,000,000	3,301,830
(Buckner Senior Living - Ventana Project)
6.75% 11/15/47	1,850,000	2,053,149
6.75% 11/15/52	3,300,000	3,649,668
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	500,000	530,355
(Mirabella At ASU Project) Series A 144A
6.125% 10/1/52 #	1,720,000	1,758,012

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
University of Colorado Hospital Authority Revenue
(UCHA Obligation Group) 5.00% 11/15/38 ●	3,000,000	$ 3,300,390
Vermont Economic Development Authority Revenue
(Wake Robin Corp. Project) 5.40% 5/1/33	1,100,000	1,167,562
Washington State Housing Finance Commission
(Bayview Manor Homes)
Series A 144A 5.00% 7/1/36 #	700,000	722,575
Series A 144A 5.00% 7/1/46 #	1,450,000	1,478,609
Series A 144A 5.00% 7/1/51 #	2,000,000	2,032,560
(Heron’s Key) Series A 144A 7.00% 7/1/50 #	2,000,000	2,126,740
(Wesley Homes at Lea Hill Project)
Series 2016 144A 5.00% 7/1/46 #	1,000,000	1,017,660
Series 2016 144A 5.00% 7/1/51 #	2,000,000	2,028,440
Wayzata, Minnesota Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	270,000	281,818
Series A 5.75% 11/1/39	600,000	626,616
Series A 6.00% 5/1/47	920,000	962,329
Westminster, Maryland
(Lutheran Village Millers Grant)
6.00% 7/1/34	800,000	850,472
Series A 5.00% 7/1/24	1,700,000	1,787,363
Series A 6.125% 7/1/39	750,000	797,333
Series A 6.25% 7/1/44	2,500,000	2,684,400
Wichita, Kansas
(Kansas Masonic Home)
Series II-A 5.00% 12/1/31	500,000	524,515
Series II-A 5.25% 12/1/36	500,000	526,465
Series II-A 5.375% 12/1/46	1,200,000	1,267,152
Wisconsin Public Finance Authority
(Rose Villa Project) Series A 5.75% 11/15/44	2,000,000	2,150,320

		332,601,102

Housing Revenue Bonds – 0.56%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Affordable Housing) Senior Series A
5.25% 8/15/39	1,200,000	1,305,012
(Caritas Projects) Senior Series A 5.50% 8/15/47	1,500,000	1,624,005
Independent Cities Finance Authority, California
Series A 5.25% 5/15/44	750,000	811,613
Series A 5.25% 5/15/49	3,000,000	3,237,810

		6,978,440

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 4.62%
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley) 5.25% 1/1/45	1,295,000	$ 1,282,024
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 144A 6.625% 1/1/32 #	500,000	537,145
Series A 144A 6.875% 1/1/42 #	1,500,000	1,616,295
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.875% 11/1/43	1,875,000	2,088,656
Capital Trust Agency, Florida Revenue
(Air Cargo – Aero Miami) Series A 5.35% 7/1/29	810,000	843,583
Industrial Development Authority of Phoenix, Arizona
5.125% 2/1/34	1,000,000	921,010
5.375% 2/1/41	4,000,000	3,704,200
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project) Series A 5.00% 6/15/57	3,975,000	4,231,069
New Jersey Economic Development Authority Special Facility Revenue
Series WW 5.25% 6/15/30	5,000,000	5,444,100
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,101,760
New York Liberty Development Revenue
(Class 1-3 World Trade Center Project) 144A
5.00% 11/15/44 #	5,000,000	5,291,150
(Class 2-3 World Trade Center Project) 144A
5.375% 11/15/40 #	2,410,000	2,637,070
(Class 3-3 World Trade Center Project) 144A
7.25% 11/15/44 #	9,600,000	11,467,584
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A
5.75% 10/1/31 (AMT)#	3,775,000	3,811,051
(Senior Obligation Group) Series B 5.00% 7/1/42 (AMT)	4,000,000	4,238,960
Virginia Public Building Authority
Series B 5.00% 8/1/20	6,970,000	7,521,954
Wise County, Texas
(Parker County Junior College District) 8.00% 8/15/34	1,000,000	1,116,160

		57,853,771

Local General Obligation Bonds – 4.14%
Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,414,018
Series 2005D 5.50% 1/1/40	3,000,000	3,167,310

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois
Series 2007E 5.50% 1/1/42	2,150,000	$ 2,267,325
Series 2007F 5.50% 1/1/42	1,250,000	1,318,213
Series A 5.25% 1/1/29	4,415,000	4,701,578
Series A 5.50% 1/1/33	2,000,000	2,136,960
Series A 6.00% 1/1/38	6,285,000	7,136,932
Series C 5.00% 1/1/26	2,105,000	2,286,472
Series C 5.00% 1/1/38	1,000,000	1,035,300
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	2,990,750
Series G 5.00% 12/1/44	2,445,000	2,446,687
Series H 5.00% 12/1/36	3,405,000	3,446,677
Series H 5.00% 12/1/46	4,225,000	4,227,915
New York City, New York
Series E 5.00% 8/1/20	3,615,000	3,905,754
Raleigh, North Carolina
Series A 5.00% 9/1/22	5,000,000	5,672,000
Ramsey County, Minnesota Capital Improvement Plan
Series A 5.00% 2/1/20	2,530,000	2,694,931

		51,848,822

Pre-Refunded/Escrowed to Maturity Bonds – 7.24%
Bexar County, Texas Health Facilities Development
(Army Retirement Residence Foundation Project) Series 2010 5.875% 7/1/30-20§	845,000	924,236
Bowling Green, Ohio Student Housing Revenue CFP I
(State University Project) 6.00% 6/1/45-20§	1,215,000	1,331,373
Brevard County, Florida Health Facilities Authority Revenue
(Health First Inc. Project) 7.00% 4/1/39-19§	1,000,000	1,058,050
Brooklyn Arena Local Development, New York Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40-20§	5,500,000	5,969,040
6.50% 7/15/30-20§	1,175,000	1,279,457
Butler County, Pennsylvania Hospital Authority Revenue
(Butler Health System Project) 7.125% 7/1/29-19§	900,000	963,810
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Senior Series A 6.40% 8/15/45-20§	1,715,000	1,891,731
California Municipal Finance Authority Revenue
(Azusa Pacific University Project) Series B 7.75% 4/1/31-21§	750,000	859,583

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
California Municipal Finance Authority Revenue
(Eisenhower Medical Center) Series A 5.75% 7/1/40-20§	1,000,000	$ 1,094,540
California Statewide Communities Development Authority Revenue
(California Baptist University Project) 7.50% 11/1/41-21§	1,000,000	1,201,590
Central Texas Regional Mobility Authority Revenue
Senior Lien 6.00% 1/1/41-21§	1,890,000	2,106,934
Subordinate Lien 6.75% 1/1/41-21§	1,000,000	1,133,900
Clifton, Texas Higher Education Finance Corporation Revenue
(Idea Public Schools) 5.75% 8/15/41-21§	1,000,000	1,129,140
(Uplift Education) Series A 6.25% 12/1/45-20§	1,000,000	1,119,580
Cumberland County, Pennsylvania Municipal Authority Revenue
(Diakon Lutheran Ministries Project) 6.375% 1/1/39-19§	900,000	936,513
District of Columbia Revenue
(Center of Strategic & International Studies)
6.625% 3/1/41-21§	2,235,000	2,541,262
(KIPP Charter School) 6.00% 7/1/48-23§	1,450,000	1,732,924
Hawaii State Department of Budget & Finance Special Purpose Senior Living Revenue
(15 Craigside Project) Series A 9.00% 11/15/44-19§	1,000,000	1,121,780
Illinois Finance Authority Revenue
(Admiral at Lake Project)
Series A 7.625% 5/15/25-20§	1,750,000	1,973,580
Series A 7.75% 5/15/30-20§	500,000	565,225
Series A 8.00% 5/15/40-20§	2,205,000	2,502,984
Series A 8.00% 5/15/46-20§	1,500,000	1,702,710
(Provena Health)
Series A 7.75% 8/15/34-19§	20,000	21,753
Series A (Refunded) 7.75% 8/15/34-19§	980,000	1,065,897
(Silver Cross & Medical Centers) 7.00% 8/15/44-19§	3,570,000	3,844,640
Illinois Railsplitter Tobacco Settlement Authority
5.50% 6/1/23-21§	2,010,000	2,243,502
6.00% 6/1/28-21§	1,455,000	1,646,856
Kentucky Economic Development Finance Authority Hospital Revenue
(Owensboro Medical Health System) Series A 6.50% 3/1/45-20§	4,965,000	5,477,686
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference Health Care Facility Project)
7.75% 10/1/41-19§	1,750,000	1,912,943

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Lancaster Redevelopment Agency, California
(Redevelopment Project) 6.875% 8/1/39-19§	285,000	$ 306,264
Unrefunded (Redevelopment Project)
6.875% 8/1/39-19§	215,000	231,041
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21§	1,705,000	1,944,672
Lucas County, Ohio Improvement
(Lutheran Homes) Series A 7.00% 11/1/45-20§	3,865,000	4,376,687
Marietta, Georgia Development Authority Revenue
(Life University Income Project) 7.00% 6/15/39-18§	1,345,000	1,366,655
Maryland Health & Higher Educational Facilities Authority
(Doctors Community Hospital) 5.75% 7/1/38-20§	1,730,000	1,891,478
Maryland State Economic Development Revenue
(Transportation Facilities Project) Series A 5.75% 6/1/35-20§	1,400,000	1,528,030
Massachusetts State Health & Educational Facilities Authority Revenue
(Springfield College) 5.625% 10/15/40-19§	1,000,000	1,065,730
New Jersey Economic Development Authority Revenue
(Provident Group - Montclair University Student Housing Project) 5.875% 6/1/42-20§	1,500,000	1,641,300
New Jersey Health Care Facilities Financing Authority Revenue
(St. Joseph’s Healthcare System) 6.625% 7/1/38-18§	860,000	874,887
New Jersey State Educational Facilities Authority Revenue
(University of Medicine & Dentistry) Series B
7.50% 12/1/32-19§	1,000,000	1,072,140
New York State Dormitory Authority Revenue Non State Supported Debt
(Orange Regional Medical Center) 6.25% 12/1/37-18§	3,500,000	3,623,515
Norco, California Redevelopment Agency Tax Allocation
(Area #1 Project) 6.00% 3/1/36-20§	1,000,000	1,088,420
Onondaga, New York Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22§	1,000,000	1,108,450
5.125% 7/1/31-19§	1,000,000	1,047,560
Oregon State Facilities Authority Revenue
(Concordia University Project)
Series A 144A 6.125% 9/1/30-20#§	800,000	872,128
Series A 144A 6.375% 9/1/40-20#§	500,000	556,915

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A 6.25% 10/15/23-19§	850,000	$ 905,862
Pennsylvania State Higher Educational Facilities Authority Revenue
(Edinboro University Foundation) 5.80% 7/1/30-20§	1,300,000	1,421,251
San Juan, Texas Higher Education Finance Authority Education Revenue
(Idea Public Schools) Series A 6.70% 8/15/40-20§	2,000,000	2,236,660
Southwestern Illinois Development Authority Revenue
(Memorial Group)
7.125% 11/1/30-23§	1,420,000	1,791,316
7.125% 11/1/43-23§	2,500,000	3,153,725
St. Johns County, Florida Industrial Development Authority Revenue
(Presbyterian Retirement) Series A 5.875% 8/1/40-20§	1,000,000	1,099,560
Travis County, Texas Health Facilities Development Corporation Revenue
(Westminster Manor Project) 7.125% 11/1/40-20§	1,000,000	1,137,020
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39-21§	1,500,000	1,699,605
Washington State Health Care Facilities Authority Revenue
(Multicare Health System) Series B
6.00% 8/15/39-19 (AGC)§	1,250,000	1,329,213

		90,723,303

Resource Recovery Revenue Bonds – 1.10%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37 (AMT)	3,000,000	3,152,220
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	5,250,000	5,255,880
Essex County, New Jersey Improvement Authority
144A 5.25% 7/1/45 (AMT)#	2,500,000	2,509,050
Mission, Texas Economic Development Corporation Revenue
(Dallas Clean Energy McCommas)
6.875% 12/1/24 (AMT)	1,000,000	1,003,100
Orange County, Florida Industrial Development Authority
(Vitag Florida LLC Project) 144A 8.00% 7/1/36 (AMT)#	3,250,000	1,887,178

		13,807,428

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 7.66%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project)
144A 5.00% 5/1/32 #	2,500,000	$ 2,738,300
144A 5.00% 5/1/42 #	2,000,000	2,126,820
Anne Arundel County, Maryland Special Obligation Revenue
(National Business Park - North Project) 6.10% 7/1/40	1,725,000	1,767,263
Babcock Ranch, Florida Community Independent Special District
5.00% 11/1/31	615,000	626,722
5.25% 11/1/46	500,000	504,990
Canyons, Colorado Metropolitan District No. 5
Series A 6.125% 12/1/47	1,000,000	1,006,930
Celebration Pointe, Florida Community Development District
5.125% 5/1/45	2,000,000	2,014,040
Cherry Hill, Virginia Community Development Authority
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,025,370
144A 5.40% 3/1/45 #	2,000,000	2,049,120
Colliers Hill, Colorado Metropolitan District No. 2
Series A 6.50% 12/1/47	2,000,000	2,019,100
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	5,250,000	5,338,515
Dutchess County, New York Local Development Corporation Revenue
(Anderson Center Services Inc. Project) 6.00% 10/1/30	1,700,000	1,735,241
Farms New Kent, Virginia Community Development
Authority Special Assessment
Series C 5.80% 3/1/36 ‡	1,000,000	350,000
Fountain Urban Renewal Authority, Colorado
(Improvement - South Academy Highland) Series A 5.50% 11/1/44	5,000,000	5,122,000
Glen Cove, New York Local Economic Assistance
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	2,072,080
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) 144A 7.00% 9/15/44 #	3,575,000	3,713,281
(Road Projects) Series A 144A 7.00% 9/15/44 #	2,205,000	2,290,289

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Centre Hotel Project - TIF Financing)
Series B 144A 5.00% 2/1/40 #	935,000	$ 956,243
Series B 144A 5.00% 2/1/50 #	1,825,000	1,851,773
Memphis-Shelby County Industrial Development Board, Tennessee
(Graceland Project)
Series A 5.50% 7/1/37	650,000	677,891
Series A 5.625% 1/1/46	750,000	777,757
Midtown Miami, Florida Community Development District
(Parking Garage Project) Series A 5.00% 5/1/37	1,235,000	1,297,330
Mobile, Alabama Improvement District
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	1,026,630
Series A 5.50% 8/1/35	1,300,000	1,329,445
Mosaic District, Virginia Community Development Authority Revenue
Series A 6.875% 3/1/36	1,500,000	1,623,750
Nampa Development Corporation, Idaho Revenue
144A 5.00% 9/1/31 #	2,940,000	3,066,861
5.90% 3/1/30	2,000,000	2,059,460
New Jersey Transportation Trust Fund Authority
(Transportation Program)
Series AA 5.00% 6/15/44	4,975,000	5,139,822
Series AA 5.25% 6/15/41	1,000,000	1,062,680
New York City, New York Industrial Development Agency
(Pilot - Queens Baseball Stadium)
5.00% 1/1/22 (AMBAC)	1,000,000	1,002,720
(Yankee Stadium) 7.00% 3/1/49 (AGC)	1,000,000	1,052,800
Northampton County, Pennsylvania Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,635,000	3,025,902
Prairie Center Metropolitan District No 3, Colorado
Series A 144A 5.00% 12/15/41 #	2,000,000	2,039,700
Public Finance Authority Revenue, Wisconsin
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/35 ‡	2,500,000	1,750,000
Series A 5.75% 12/1/45 ‡	2,500,000	1,750,000
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A
7.00% 12/1/50 #	5,065,000	5,859,699

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation, Colorado District Revenue
(Denver Transit Partners) 6.00% 1/15/41	1,000,000	$1,083,850
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	1,200,000	1,199,928
Southglenn, Colorado Metropolitan District
Series 2016 5.00% 12/1/30	1,535,000	1,596,323
Series 2016 5.00% 12/1/36	810,000	828,079
Series 2016 5.00% 12/1/46	2,100,000	2,129,820
St. Joseph, Missouri Industrial Development Authority Tax Increment Revenue
(Shoppes at North Village Project)
Series A 5.375% 11/1/24	1,000,000	999,990
Series A 5.50% 11/1/27	500,000	499,950
St. Louis County, Missouri Industrial Development Authority
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,051,334
Series A 144A 5.25% 9/1/45 #	3,000,000	2,989,260
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Grand Center Redevelopment Project) 6.375% 12/1/25	1,200,000	1,215,540
Sterling Ranch Community Authority Board, Colorado
Series A 5.00% 12/1/38	1,500,000	1,518,735
Series A 5.00% 12/1/47	2,000,000	2,014,620
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project)
Series A 6.00% 9/1/35	5,000,000	5,020,950

		95,998,903

State General Obligation Bonds – 2.94%
California State
5.00% 8/1/46	2,000,000	2,266,820
(Bid Group C)
5.00% 8/1/29	500,000	587,260
Series B 5.00% 8/1/27	5,000,000	5,951,450
(Various Purposes) 5.00% 11/1/47	2,000,000	2,298,940
Illinois State
5.00% 5/1/36	1,710,000	1,737,976
5.00% 2/1/39	2,980,000	3,016,356
Series A 5.00% 12/1/34	4,345,000	4,459,360
Series A 5.00% 4/1/38	2,805,000	2,843,793
Series D 5.00% 11/1/28	11,000,000	11,452,760

58

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
New York State
Series A 5.25% 2/15/24	2,000,000	$ 2,204,220

		36,818,935

Transportation Revenue Bonds – 7.59%
Chicago, Illinois O’Hare International Airport Revenue
Series B 5.00% 1/1/33	4,135,000	4,639,470
Delaware Transportation Authority
5.00% 6/1/55	4,105,000	4,526,296
Foothill-Eastern Transportation Corridor Agency, California
Series A 5.75% 1/15/46	5,000,000	5,720,300
Series A 6.00% 1/15/49	7,690,000	8,999,453
Hawaii Airports System Revenue
Series A 5.00% 7/1/45 (AMT)	3,490,000	3,854,216
Houston, Texas Airport System Revenue Subordinate Lien
Series A 5.00% 7/1/25 (AMT)	1,000,000	1,086,730
Kentucky Public Transportation Infrastructure Authority
(1st Tier - Downtown Crossing)
Series A 5.75% 7/1/49	3,000,000	3,322,410
Series A 6.00% 7/1/53	1,290,000	1,442,852
Long Beach, California Harbor Revenue
Series A 5.00% 5/15/40 (AMT)	2,660,000	3,023,037
Long Beach, California Marina Revenue
5.00% 5/15/40	1,000,000	1,100,070
Los Angeles, California Department of Airports
Series D 5.00% 5/15/41 (AMT)	5,000,000	5,554,250
Metropolitan New York Transportation Authority
(Green Bond) Series A1 5.25% 11/15/56	5,000,000	5,653,200
Metropolitan Washington Airports Authority
Series A 5.00% 10/1/34 (AMT)	2,000,000	2,247,460
New Jersey Turnpike Authority
Series G 4.00% 1/1/43	4,415,000	4,519,503
Pennsylvania Turnpike Commission Revenue
Series A1 5.00% 12/1/47	2,635,000	2,926,695
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal) Series 8 6.00% 12/1/42	1,970,000	2,162,331
Riverside County, California Transportation Senior Lien
Series A 5.75% 6/1/48	1,000,000	1,111,500
San Francisco, California City & County Airports Commission
Series A 5.50% 5/1/27 (AMT)	1,915,000	1,927,888

59

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal Revenue )
Series A 5.00% 1/1/49	1,110,000	$ 1,194,760
Series B 5.00% 1/1/42 (AMT)	1,110,000	1,176,267
Series B 5.00% 1/1/48 (AMT)	2,535,000	2,677,974
St. Louis, Missouri Airport Revenue
(Lambert-St. Louis International) Series A-1 6.625% 7/1/34	1,090,000	1,158,354
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(Blueridge Transportation)
5.00% 12/31/45 (AMT)	1,270,000	1,385,799
5.00% 12/31/50 (AMT)	1,910,000	2,077,373
5.00% 12/31/55 (AMT)	1,840,000	1,994,726
(LBJ Infrastructure)
7.00% 6/30/40	7,000,000	7,741,230
7.50% 6/30/33	500,000	559,910
(NTE Mobility)
6.75% 6/30/43 (AMT)	1,905,000	2,210,105
6.875% 12/31/39	4,055,000	4,393,146
7.00% 12/31/38 (AMT)	1,335,000	1,570,467
Virginia Small Business Financing Authority
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	2,975,000	3,194,972

		95,152,744

Water & Sewer Revenue Bonds – 3.08%
Charlotte County, Florida Industrial Development Authority
(Town & Country Utilities Project) 144A
5.50%10/1/36 (AMT)#	500,000	484,710
Chicago, Illinois Waterworks Revenue
(2nd Lien)
5.00% 11/1/26	180,000	206,539
5.00% 11/1/27	150,000	169,677
5.00% 11/1/28	30,000	33,839
5.00% 11/1/29	1,470,000	1,651,031
Dominion, Colorado Water & Sanitation District Revenue
6.00% 12/1/46	4,000,000	4,177,000
Jefferson County, Alabama Sewer Revenue
(Senior Lien-Warrants) Series A 5.50% 10/1/53 (AGM)	2,500,000	2,788,550
(Sub Lien-Warrants)
Series D 6.50% 10/1/53	16,500,000	19,500,525
Series D 7.00% 10/1/51	5,000,000	6,077,350

60

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City, New York Water & Sewer System
(Second Generation Resolution) 5.00% 6/15/46	3,150,000	$ 3,533,135

		38,622,356

Total Municipal Bonds (cost $1,180,659,112)		1,240,598,906

Short-Term Investments – 0.49%
Variable Rate Demand Notes – 0.49%¤
City & County of Denver, Colorado Series A3 1.09% 12/1/31
(SPA - JPMorgan Chase Bank N.A.)	700,000	700,000
Gulf Coast Industrial Development Authority Revenue,
Texas (Exxon Mobil project)
1.10% 11/1/41	1,500,000	1,500,000
Minneapolis – St. Paul, Minnesota Housing & Redevelopment Authority Health Care Revenue (Allina Health System) Series B-2
1.09% 11/15/35 (LOC - JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
Mississippi Business Finance Corporation (Chevron USA) Series C
1.12% 12/1/30	2,730,000	2,730,000

Total Short-Term Investments (cost $6,130,000)		6,130,000

Total Value of Securities – 99.50%
(cost $1,186,789,112)		$1,246,728,906

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $220,907,024, which represents 17.63% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2018. For securities based on a published reference rate and spread, the reference rate and

61

Schedules of investments

Delaware National High-Yield Municipal Bond Fund

spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by the AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

LOC – Letter of Credit

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

62

Statements of assets and liabilities

February 28, 2018 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Assets:
Investments, at value[1]	$546,754,158	$552,291,046	$1,240,598,906
Short-term investments, at value[2]	27,805,000	—	6,130,000
Cash	—	259,784	—
Interest receivable	6,449,340	6,717,539	16,239,415
Receivable for fund shares sold	6,362,072	1,104,492	3,122,574
Receivable for securities sold	508,434	—	2,198,489

Total assets	587,879,004	560,372,861	1,268,289,384

Liabilities:
Cash due to custodian	269,657	—	83,462
Payable for securities purchased	8,795,778	4,846,014	9,519,180
Payable for fund shares redeemed	495,170	933,891	3,726,370
Distribution payable	328,863	245,080	869,918
Investment management fees payable to affiliates	180,279	185,862	432,379
Other accrued expenses	145,703	194,277	456,990
Distribution fees payable to affiliates	106,173	44,854	109,946
Audit and tax fees payable	21,864	21,864	21,864
Dividend disbursing and transfer agent fees and expense payable to affiliates	8,295	8,301	18,796
Accounting and administration expenses payable to affiliates	1,917	1,919	3,957
Trustees’ fees and expenses payable	1,324	1,372	3,099
Legal fees payable to affiliates	909	1,639	2,192
Reports and statements to shareholders expenses payable to affiliates	421	407	921

Total liabilities	10,356,353	6,485,480	15,249,074

Total Net Assets	$577,522,651	$553,887,381	$1,253,040,310

Net Assets Consist of:
Paid-in capital	$552,546,333	$537,911,799	$1,215,156,210
Undistributed (distributions in excess of) net investment income	(12,899)	(33,111)	48,751
Accumulated net realized loss on investments	(487,289)	(2,364,472)	(22,104,445)
Net unrealized appreciation of investments	25,476,506	18,373,165	59,939,794

Total Net Assets	$577,522,651	$553,887,381	$1,253,040,310

63

Statements of assets and liabilities

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund

Net Asset Value
Class A:
Net assets	$479,421,590	$140,952,727	$188,778,362
Shares of beneficial interest outstanding, unlimited authorization, no par	41,972,063	11,992,846	17,303,322
Net asset value per share	$11.42	$11.75	$10.91
Sales charge	4.50%	2.75%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.96	$12.08	$11.42

Class C:
Net assets	$25,711,524	$36,560,571	$94,891,213
Shares of beneficial interest outstanding, unlimited authorization, no par	2,250,555	3,112,331	8,662,234
Net asset value per share	$11.42	$11.75	$10.95

Institutional Class:
Net assets	$72,389,537	$376,374,083	$969,370,735
Shares of beneficial interest outstanding, unlimited authorization, no par	6,290,498	31,716,358	88,035,577
Net asset value per share	$11.51	$11.87	$11.01

[1]Investments, at cost	$521,277,652	$533,917,881	$1,180,659,112
[2]Short-term investments, at cost	27,805,000	—	6,130,000

See accompanying notes, which are an integral part of the financial statements.

64

Statements of operations

Six months ended February 28, 2018 (Unaudited)

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free USA	National High-Yield
	USA Fund	Intermediate Fund	Municipal Bond Fund
Investment Income:
Interest	$11,595,236	$10,384,097	$30,900,438

Expenses:
Management fees	1,402,013	1,397,226	3,143,217
Distribution expenses — Class A	512,637	191,246	238,546
Distribution expenses — Class C	133,513	193,733	484,264
Dividend disbursing and transfer agent fees and expenses	200,173	272,223	566,508
Accounting and administration expenses	60,404	65,050	125,276
Registration fees	40,490	47,738	95,242
Legal fees	26,878	29,592	58,950
Audit and tax fees	22,007	22,007	22,007
Reports and statements to shareholders expenses	15,254	14,984	28,703
Trustees’ fees and expenses	10,201	11,265	24,771
Custodian fees	7,013	9,498	14,974
Other	18,929	23,468	48,000

	2,449,512	2,278,030	4,850,458
Less expenses waived	(370,052)	(203,404)	(428,229)
Less waived distribution expenses — Class A	—	(76,499)	—
Less expenses paid indirectly	(2,763)	(1,978)	(3,777)

Total operating expenses	2,076,697	1,996,149	4,418,452

Net Investment Income	9,518,539	8,387,948	26,481,986

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,174,911	932,037	539,889
Net change in unrealized appreciation (depreciation) of investments	(14,001,301)	(15,325,542)	(16,610,943)

Net Realized and Unrealized Loss	(12,826,390)	(14,393,505)	(16,071,054)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,307,851)	$(6,005,557)	$10,410,932

See accompanying notes, which are an integral part of the financial statements.

65

Statements of changes in net assets

Delaware Tax-Free USA Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,518,539	$19,077,033
Net realized gain (loss)	1,174,911	(780,531)
Net change in unrealized appreciation (depreciation)	(14,001,301)	(18,435,138)

Net decrease in net assets resulting from operations	(3,307,851)	(138,636)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,799,442)	(16,243,857)
Class C	(398,601)	(864,022)
Institutional Class	(1,318,672)	(1,969,154)

Net realized gain:
Class A	—	(4,669,336)
Class C	—	(314,280)
Institutional Class	—	(455,368)

	(9,516,715)	(24,516,017)

Capital Share Transactions:
Proceeds from shares sold:
Class A	92,659,450	20,491,013
Class C	1,899,868	3,820,845
Institutional Class	19,686,448	36,733,206

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,881,812	18,129,628
Class C	361,244	1,017,859
Institutional Class	1,108,224	1,881,457

	122,597,046	82,074,008

66

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(24,879,476)	$(95,346,418)
Class C	(3,301,494)	(7,582,637)
Institutional Class	(9,651,595)	(19,556,143)

	(37,832,565)	(122,485,198)

Increase (Decrease) in net assets derived from capital share transactions	84,764,481	(40,411,190)

Net Increase (Decrease) in Net Assets	71,939,915	(65,065,843)

Net Assets:
Beginning of period	505,582,736	570,648,579

End of period	$577,522,651	$505,582,736

Distributions in excess of net investment income	$(12,899)	$(14,723)

See accompanying notes, which are an integral part of the financial statements.

67

Statements of changes in net assets

Delaware Tax-Free USA Intermediate Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17

Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,387,948	$18,059,227
Net realized gain (loss)	932,037	(2,085,453)
Net change in unrealized appreciation (depreciation)	(15,325,542)	(19,485,190)

Net decrease in net assets resulting from operations	(6,005,557)	(3,511,416)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,251,292)	(4,915,126)
Class C	(405,574)	(921,125)
Institutional Class	(5,731,082)	(12,182,549)

Net realized gain:
Class A	—	(58,508)
Class C	—	(15,746)
Institutional Class	—	(152,523)

	(8,387,948)	(18,245,577)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,639,616	35,944,973
Class C	654,867	3,230,487
Institutional Class	61,947,723	135,948,379

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,115,657	4,591,718
Class C	376,241	846,092
Institutional Class	4,418,690	8,398,061

	76,152,794	188,959,710

68

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,136,626)	$(59,113,240)
Class C	(3,893,946)	(11,801,182)
Institutional Class	(49,839,928)	(239,010,931)

	(81,870,500)	(309,925,353)

Decrease in net assets derived from capital share transactions	(5,717,706)	(120,965,643)

Net Decrease in Net Assets	(20,111,211)	(142,722,636)

Net Assets:
Beginning of period	573,998,592	716,721,228

End of period	$553,887,381	$573,998,592

Distributions in excess of net investment income	$(33,111)	$(33,111)

See accompanying notes, which are an integral part of the financial statements.

69

Statements of changes in net assets

Delaware National High-Yield Municipal Bond Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17

Increase (Decrease) in Net Assets from Operations:
Net investment income	$26,481,986	$48,622,821
Net realized gain (loss)	539,889	(7,642,108)
Net change in unrealized appreciation (depreciation)	(16,610,943)	(36,101,039)

Net increase in net assets resulting from operations	10,410,932	4,879,674

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,968,748)	(8,244,874)
Class C	(1,650,646)	(3,328,634)
Institutional Class	(20,809,739)	(36,908,033)

	(26,429,133)	(48,481,541)

Capital Share Transactions:
Proceeds from shares sold:
Class A	23,274,635	47,160,123
Class C	7,562,429	14,018,914
Institutional Class	149,908,779	369,553,187

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,693,349	7,108,543
Class C	1,507,698	2,904,991
Institutional Class	17,995,920	30,936,256

	203,942,810	471,682,014

70

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,992,464)	$(105,174,981)
Class C	(10,932,217)	(28,853,971)
Institutional Class	(118,860,373)	(343,301,589)

	(155,785,054)	(477,330,541)

Increase (Decrease) in net assets derived from capital share transactions	48,157,756	(5,648,527)

Net Increase (Decrease) in Net Assets	32,139,555	(49,250,394)

Net Assets:
Beginning of period	1,220,900,755	1,270,151,149

End of period	$1,253,040,310	$1,220,900,755

Undistributed (distributions in excess of) net investment income	$48,751	$(4,102)

See accompanying notes, which are an integral part of the financial statements.

71

Financial highlights

Delaware Tax-Free USA Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

72

Six months ended 2/28/18[1]			Year ended

(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.70	$12.22	$11.83	$11.90	$11.14	$12.26

0.22	0.43	0.42	0.43	0.45	0.46
(0.28)	(0.40)	0.39	(0.07)	0.76	(1.04)

(0.06)	0.03	0.81	0.36	1.21	(0.58)

(0.22)	(0.43)	(0.42)	(0.43)	(0.45)	(0.46)
—	(0.12)	—	—	—	(0.08)

(0.22)	(0.55)	(0.42)	(0.43)	(0.45)	(0.54)

$11.42	$11.70	$12.22	$11.83	$11.90	$11.14

(0.56% )	0.41%	7.00%	3.09%	11.02%	(5.02% )

$479,422	$415,314	$493,408	$504,204	$500,590	$519,986
0.81%	0.81%	0.81%	0.81%	0.80%	0.80%

0.95%	0.96%	0.95%	0.96%	0.97%	0.99%
3.73%	3.71%	3.52%	3.63%	3.88%	3.76%

3.59%	3.56%	3.38%	3.48%	3.71%	3.57%
16%	33%	33%	16%	34%	40%

73

Financial highlights

Delaware Tax-Free USA Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

74

Six months ended 2/28/18[1]			Year ended

(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$11.70	$12.22	$11.83	$11.91	$11.14	$12.27

0.17	0.34	0.33	0.34	0.36	0.36
(0.28)	(0.40)	0.39	(0.08)	0.77	(1.04)

(0.11)	(0.06)	0.72	0.26	1.13	(0.68)

(0.17)	(0.34)	(0.33)	(0.34)	(0.36)	(0.37)
—	(0.12)	—	—	—	(0.08)

(0.17)	(0.46)	(0.33)	(0.34)	(0.36)	(0.45)

$11.42	$11.70	$12.22	$11.83	$11.91	$11.14

(0.93% )	(0.35% )	6.19%	2.23%	10.28%	(5.82% )

$25,711	$27,397	$31,545	$30,851	$29,524	$33,509
1.56%	1.56%	1.56%	1.57%	1.56%	1.56%

1.70%	1.71%	1.70%	1.72%	1.72%	1.70%
2.98%	2.96%	2.77%	2.88%	3.12%	3.00%

2.84%	2.81%	2.63%	2.73%	2.96%	2.86%
16%	33%	33%	16%	34%	40%

75

Financial highlights

Delaware Tax-Free USA Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

76

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.79	$12.31	$11.91	$11.99	$11.22	$12.36

0.23	0.46	0.46	0.47	0.48	0.49
(0.28)	(0.40)	0.40	(0.08)	0.77	(1.06)

(0.05)	0.06	0.86	0.39	1.25	(0.57)

(0.23)	(0.46)	(0.46)	(0.47)	(0.48)	(0.49)
—	(0.12)	—	—	—	(0.08)

(0.23)	(0.58)	(0.46)	(0.47)	(0.48)	(0.57)

$11.51	$11.79	$12.31	$11.91	$11.99	$11.22

(0.43% )	0.68%	7.32%	3.26%	11.33%	(4.89% )

$72,390	$62,872	$45,696	$33,323	$24,588	$17,008
0.56%	0.56%	0.56%	0.57%	0.56%	0.56%

0.70%	0.71%	0.70%	0.72%	0.72%	0.70%
3.98%	3.96%	3.77%	3.88%	4.12%	4.00%

3.84%	3.81%	3.63%	3.73%	3.96%	3.86%
16%	33%	33%	16%	34%	40%

77

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $58,508 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.004) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

78

Six months ended 2/28/18[1] (Unaudited)	Year ended
	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$12.06	$12.38	$12.04	$12.21	$11.69	$12.41

0.17	0.35	0.35	0.35	0.34	0.34
(0.31)	(0.32)	0.34	(0.17)	0.52	(0.72)

(0.14)	0.03	0.69	0.18	0.86	(0.38)

(0.17)	(0.35)	(0.35)	(0.35)	(0.34)	(0.34)
—	— [3]	—	—	—	—

(0.17)	(0.35)	(0.35)	(0.35)	(0.34)	(0.34)

$11.75	$12.06	$12.38	$12.04	$12.21	$11.69

(1.14% )	0.35%	5.79%	1.46%	7.47%	(3.13% )

$140,953	$164,154	$188,034	$184,514	$249,848	$391,923
0.75%	0.75%	0.75%	0.76%	0.75%	0.75%

0.92%	0.93%	0.92%	0.93%	0.93%	0.97%
2.94%	2.92%	2.84%	2.85%	2.86%	2.79%

2.77%	2.74%	2.67%	2.68%	2.68%	2.57%
15%	26%	35%	19%	34%	23%

79

Financial highlights

Delaware Tax-Free USA Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $15,746 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.004) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

80

Six months ended 2/28/18[1] (Unaudited)	Year ended
	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$12.05	$12.37	$12.03	$12.20	$11.69	$12.40

0.12	0.25	0.24	0.24	0.24	0.24
(0.30)	(0.32)	0.35	(0.17)	0.51	(0.71)

(0.18)	(0.07)	0.59	0.07	0.75	(0.47)

(0.12)	(0.25)	(0.25)	(0.24)	(0.24)	(0.24)
—	— [3]	—	—	—	—

(0.12)	(0.25)	(0.25)	(0.24)	(0.24)	(0.24)

$11.75	$12.05	$12.37	$12.03	$12.20	$11.69

(1.47% )	(0.50% )	4.90%	0.60%	6.48%	(3.87% )

$36,560	$40,402	$49,515	$48,328	$54,231	$64,904
1.60%	1.60%	1.60%	1.61%	1.60%	1.60%

1.67%	1.68%	1.67%	1.68%	1.68%	1.67%
2.09%	2.07%	1.99%	2.00%	2.01%	1.94%

2.02%	1.99%	1.92%	1.93%	1.93%	1.87%
15%	26%	35%	19%	34%	23%

81

Financial highlights

Delaware Tax-Free USA Intermediate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	For the year ended Aug. 31, 2017, net realized gain distributions of $152,523 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.004) per share.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

82

Six months ended 2/28/18[1]	Year ended

(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13

$12.17	$12.50	$12.16	$12.33	$11.81	$12.53

0.19	0.37	0.37	0.37	0.36	0.37
(0.30)	(0.33)	0.34	(0.17)	0.52	(0.72)

(0.11)	0.04	0.71	0.20	0.88	(0.35)

(0.19)	(0.37)	(0.37)	(0.37)	(0.36)	(0.37)
—	— [3]	—	—	—	—

(0.19)	(0.37)	(0.37)	(0.37)	(0.36)	(0.37)

$11.87	$12.17	$12.50	$12.16	$12.33	$11.81

(0.96% )	0.44%	5.92%	1.62%	7.58%	(2.92% )

$376,374	$369,443	$479,172	$474,262	$434,455	$359,213
0.60%	0.60%	0.60%	0.61%	0.60%	0.60%

0.67%	0.68%	0.67%	0.68%	0.68%	0.67%
3.09%	3.07%	2.99%	3.00%	3.01%	2.94%

3.02%	2.99%	2.92%	2.93%	2.93%	2.87%
15%	26%	35%	19%	34%	23%

83

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

84

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.05	$11.42	$10.75	$10.65	$9.64	$10.75

0.23	0.44	0.41	0.41	0.45	0.45
(0.14)	(0.37)	0.67	0.10	1.01	(1.11)

0.09	0.07	1.08	0.51	1.46	(0.66)

(0.23)	(0.44)	(0.41)	(0.41)	(0.45)	(0.45)

(0.23)	(0.44)	(0.41)	(0.41)	(0.45)	(0.45)

$10.91	$11.05	$11.42	$10.75	$10.65	$9.64

0.79%	0.72%	10.25%	4.83%	15.42%	(6.47% )

$188,778	$190,211	$250,810	$227,090	$204,936	$200,988
0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

0.92%	0.94%	0.94%	0.97%	0.99%	0.99%
4.17%	4.02%	3.73%	3.80%	4.38%	4.18%

4.10%	3.93%	3.64%	3.68%	4.24%	4.04%
9%	27%	13%	10%	31%	46%

85

Financial highlights

Delaware National High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

86

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.09	$11.47	$10.80	$10.70	$9.68	$10.80

0.19	0.36	0.33	0.33	0.37	0.37
(0.14)	(0.38)	0.67	0.10	1.02	(1.12)

0.05	(0.02)	1.00	0.43	1.39	(0.75)

(0.19)	(0.36)	(0.33)	(0.33)	(0.37)	(0.37)

(0.19)	(0.36)	(0.33)	(0.33)	(0.37)	(0.37)

$10.95	$11.09	$11.47	$10.80	$10.70	$9.68

0.42%	(0.11% )	9.41%	4.04%	14.63%	(7.21% )

$94,891	$97,974	$113,905	$91,196	$71,424	$69,889
1.60%	1.60%	1.60%	1.60%	1.60%	1.60%

1.67%	1.69%	1.69%	1.72%	1.74%	1.74%
3.42%	3.27%	2.98%	3.05%	3.63%	3.43%

3.35%	3.18%	2.89%	2.93%	3.49%	3.29%
9%	27%	13%	10%	31%	46%

87

Financial highlights

Delaware National High-Yield Municipal Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

88

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.15	$11.53	$10.85	$10.75	$9.73	$10.85

0.24	0.47	0.45	0.44	0.48	0.48
(0.14)	(0.38)	0.67	0.10	1.01	(1.12)

0.10	0.09	1.12	0.54	1.49	(0.64)

(0.24)	(0.47)	(0.44)	(0.44)	(0.47)	(0.48)

(0.24)	(0.47)	(0.44)	(0.44)	(0.47)	(0.48)

$11.01	$11.15	$11.53	$10.85	$10.75	$9.73

0.93%	0.92%	10.57%	5.08%	15.71%	(6.23% )

$969,371	$932,716	$905,436	$649,455	$384,525	$165,162
0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

0.67%	0.69%	0.69%	0.72%	0.74%	0.74%
4.42%	4.27%	3.98%	4.05%	4.63%	4.43%

4.35%	4.18%	3.89%	3.93%	4.49%	4.29%
9%	27%	13%	10%	31%	46%

89

Notes to financial statements

Delaware National Tax-Free Funds	February 28, 2018 (Unaudited)

Delaware Group® Tax-Free Fund is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund. Delaware Group Tax-Free Fund and Voyageur Mutual Funds are each referred to as a Trust, or collectively, as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund (each a Fund, or collectively, the Funds). The Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 2.75% for Delaware Tax-Free USA Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free USA Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund is to seek as high a level of current interest income exempt from federal income taxes as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

The investment objective of Delaware National High-Yield Municipal Bond Fund is to seek a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

90

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended Feb. 28, 2018 and for all open tax years (years ended Aug. 31, 2015–Aug 31, 2017), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Feb. 28, 2018, none of the Funds incurred any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

91

Notes to financial statements

Delaware National Tax-Free Funds

1. Significant Accounting Policies (continued)

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2018, each Fund earned the following amounts under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$2,576	$1,896	$3,511

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2018, each Fund earned the following amounts under this agreement:

Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
USA Fund	USA Intermediate Fund	Municipal Bond Fund
$187	$82	$266

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.56%, 0.60%, and 0.60% of average daily net assets of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund, respectively, from Sept. 1, 2017 through Feb. 28, 2018.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Boards and DMC. These expense waivers

92

and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2018, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$11,676	$12,644	$25,337

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2018, each Fund was charged for these services as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$50,066	$55,073	$120,636

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, Delaware National High-Yield Municipal Bond Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The Board for Delaware Tax-Free USA Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares that were acquired on or after June 1, 1992. All of the Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The Class A shares of Delaware Tax-Free USA Intermediate Fund were subject to a 12b-1 fee of 0.25% of average daily net assets, which was

93

Notes to financial statements

Delaware National Tax-Free Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

contractually waived to 0.15% of average daily net assets from Sept. 1, 2017 through Feb. 28, 2018.* Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2018, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$4,765	$5,983	$11,619

For the six months ended Feb. 28, 2018, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
$13,738	$1,360	$22,346

For the six months ended Feb. 28, 2018, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
Class A	$2,881	$ 14	$21,765
Class C	626	455	1,947

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2018, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards. Pursuant to these procedures, for the six months ended Feb. 28, 2018, the Funds engaged in the following securities

94

purchases and securities sales, which did not result in a realized gain or loss:

	Delaware Tax-Free	Delaware Tax-Free	Delaware National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$24,109,325	$10,754,581	$29,550,199
Sales	14,756,058	6,352,209	29,334,601

*The aggregate contractual waiver period covering this report is from Dec. 29, 2016 through Dec. 29, 2018.

3. Investments

For the six months ended Feb. 28, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Purchases	$134,577,419	$82,630,075	$155,177,384
Sales	82,043,960	83,183,513	111,416,441

At Feb. 28, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2018, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

			Delaware National
	Delaware Tax-Free	Delaware Tax-Free	High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Cost of investments	$549,082,652	$533,917,881	$1,185,862,084

Aggregate unrealized appreciation of investments	$ 28,214,546	$ 20,120,942	$ 70,516,901
Aggregate unrealized depreciation of investments	(2,738,040)	(1,747,777)	(9,650,079)

Net unrealized appreciation of investments	$ 25,476,506	$ 18,373,165	$ 60,866,822

Qualified late year capital losses of $1,473,545 and $3,296,509 represent losses realized on investment transactions from Nov. 1, 2016 through Aug. 31, 2017 that, in accordance with federal income tax regulations, Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, respectively have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At Aug. 31, 2017, capital

95

Notes to financial statements

Delaware National Tax-Free Funds

3. Investments (continued)

loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character

	Short-term	Long-term

Delaware National High-Yield Municipal Bond Fund	$13,245,280	$10,120,311

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

96

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Delaware Tax-Free USA Fund
Securities	Level 2
Assets:
Municipal Bonds	$546,754,158
Short-Term Investments	27,805,000
Total Value of Securities	$574,559,158
Delaware Tax-Free USA
Intermediate Fund
Securities	Level 2
Assets:
Municipal Bonds	$552,291,046
Delaware National High-Yield
Municipal Bond Fund
Securities	Level 2
Assets:
Municipal Bonds	$1,240,598,906
Short-Term Investments	6,130,000
Total Value of Securities	$1,246,728,906

During the six months ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Sept. 1, 2017.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Feb. 28, 2018, there were no Level 3 investments.

97

Notes to financial statements

Delaware National Tax-Free Funds

4. Capital Shares

Transactions in capital shares were as follows:

					Delaware National
	Delaware Tax-Free		Delaware Tax-Free		High-Yield
	USA Fund		USA Intermediate Fund		Municipal Bond Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/18	8/31/17	2/28/18	8/31/17	2/28/18	8/31/17
Shares sold:
Class A	8,026,730	1,771,333	555,976	3,022,406	2,105,731	4,328,365
Class C	163,209	325,639	54,773	271,770	681,663	1,288,593
Institutional Class	1,686,813	3,141,457	5,139,862	11,329,643	13,454,605	33,863,188

Shares issued upon reinvestment of dividends and distributions:
Class A	593,538	1,565,318	177,296	384,829	334,939	652,446
Class C	31,146	87,959	31,560	70,969	136,132	265,684
Institutional Class	94,881	161,330	367,006	697,103	1,617,005	2,813,255

	10,596,317	7,053,036	6,326,473	15,776,720	18,330,075	43,211,531

Shares redeemed:
Class A	(2,143,686)	(8,219,120)	(2,356,181)	(4,984,764)	(2,353,425)	(9,726,923)
Class C	(284,949)	(653,426)	(326,892)	(992,677)	(987,258)	(2,656,102)
Institutional Class	(824,731)	(1,681,232)	(4,140,489)	(20,021,304)	(10,682,026)	(31,588,716)

	(3,253,366)	(10,553,778)	(6,823,562)	(25,998,745)	(14,022,709)	(43,971,741)

Net increase (decrease)	7,342,951	(3,500,742)	(497,089)	(10,222,025)	4,307,366	(760,210)

98

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and on the “Statements of changes in net assets.” For the six months ended Feb. 28, 2018 and the year ended Aug. 31, 2017, each Fund had the following exchange transactions:

	Six months ended
	2/28/18
	Exchange		Exchange
	Redemptions		Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund	38,825	—	—	38,569	$448,194
Delaware Tax-Free USA Intermediate Fund	17,952	—	—	17,774	211,625
Delaware National High-Yield Municipal Bond Fund	116	50,442	24,495	26,065	561,548

	Year ended
	8/31/17
	Exchange		Exchange
	Redemptions		Subscriptions
			Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Delaware Tax-Free USA Fund	856,362	6,306	858,276	$9,985,602
Delaware Tax-Free USA Intermediate Fund	234,870	—	232,990	2,786,921
Delaware National High-Yield Municipal Bond Fund	2,134,297	15,391	2,134,779	23,025,554

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above

99

Notes to financial statements

Delaware National Tax-Free Funds

5. Line of Credit (continued)

and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Funds had no amounts outstanding as of Feb. 28, 2018, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Funds’ investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2018, the percentage of each Fund’s net assets insured by bond issuers are listed below and these securities have been identified on the “Schedules of investments.”

			Delaware
	Delaware Tax-Free	Delaware Tax-Free	National High-Yield
	USA Fund	USA Intermediate Fund	Municipal Bond Fund
Assured Guaranty Corporation	0.18%	—	0.19%
Assured Guaranty Municipal Corporation	1.67%	1.39%	0.95%
AMBAC Assurance Corporation	0.49%	—	0.08%
National Public Finance Guarantee Corporation	0.36%	—	—
Syncora Guarantee	—	—	0.16%
Total	2.70%	1.39%	1.38%

As of Feb. 28, 2018, Delaware Tax-Free USA Fund invested in municipal bonds issued by the states of California and New York which constituted approximately 10.10% and 15.31%, respectively, of the Fund’s net assets. As of Feb. 28, 2018, Delaware Tax-Free USA Intermediate Fund invested in municipal bonds issued by the states of California and New York, which constituted approximately 14.44% and 16.11%, respectively, of the Fund’s net assets. As of Feb. 28, 2018, Delaware National High-Yield Municipal Bond Fund invested in municipal bonds issued by the State of California which constituted approximately 13.99%, of the Fund’s net assets. These investments could make each Fund more

100

sensitive to economic conditions in those states than other more geographically diversified national municipal income funds.

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher-yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities

101

Notes to financial statements

Delaware National Tax-Free Funds

6. Geographic, Credit, and Market Risks (continued)

are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities held by each Fund have been identified on the “Schedules of investments.”

7. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018, that would require recognition or disclosure in the Funds’ financial statements.

102

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Former Chief Executive
Delaware Funds®	Private Wealth Management	Philadelphia, PA	Officer
by Macquarie Philadelphia, PA	J.P. Morgan Chase & Co. New York, NY	Lucinda S. Landreth	Banco Itaú International Miami, FL
Former Chief Investment Officer Assurant, Inc. New York, NY
Thomas L. Bennett	Joseph W. Chow		Thomas K. Whitford
Chairman of the Board	Former Executive Vice		Former Vice Chairman
Delaware Funds	President		PNC Financial Services Group
by Macquarie	State Street Corporation		Pittsburgh, PA
Private Investor	Boston, MA
Rosemont, PA			Janet L. Yeomans
Former Vice President and
Treasurer
3M Company
St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free USA Fund, Delaware Tax-Free USA Intermediate Fund, and Delaware National High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in each Fund’s most recent Form N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

103

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

Delaware Tax-Free Pennsylvania Fund

February 28, 2018

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management, LLC.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2018, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from September 1, 2017 to February 28, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2017 to Feb. 28, 2018.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from September 1, 2017 to February 28, 2018 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$994.70	0.84%	$4.15
Class C	1,000.00	991.00	1.59%	7.85
Institutional Class	1,000.00	996.80	0.59%	2.92
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$993.10	0.82%	$4.05
Class C	1,000.00	989.40	1.57%	7.74
Institutional Class	1,000.00	994.30	0.57%	2.82
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class	1,000.00	1,021.97	0.57%	2.86

2

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$997.80	0.84%	$4.16
Class C	1,000.00	994.20	1.59%	7.86
Institutional Class	1,000.00	999.10	0.59%	2.92
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free Idaho Fund Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$991.00	0.86%	$4.25
Class C	1,000.00	987.30	1.61%	7.93
Institutional Class	1,000.00	992.20	0.61%	3.01
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.53	0.86%	$4.31
Class C	1,000.00	1,016.81	1.61%	8.05
Institutional Class	1,000.00	1,021.77	0.61%	3.06

3

Disclosure of Fund expenses

For the six-month period from September 1, 2017 to February 28,2018 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$992.60	0.80%	$3.95
Class C	1,000.00	988.80	1.55%	7.64
Institutional Class	1,000.00	994.70	0.55%	2.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class	1,000.00	1,022.07	0.55%	2.76

Delaware Tax-Free Pennsylvania Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Annualized Expense Ratio	Expenses Paid During Period 9/1/17 to 2/28/18*
Actual Fund return†
Class A	$1,000.00	$994.10	0.88%	$4.35
Class C	1,000.00	991.60	1.64%	8.10
Institutional Class	1,000.00	996.50	0.64%	3.17
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class C	1,000.00	1,016.66	1.64%	8.20
Institutional Class	1,000.00	1,021.62	0.64%	3.21

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

4

Security type / sector / state / territory allocations

Delaware Tax-Free Arizona Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.22%
Corporate Revenue Bonds	9.52%
Education Revenue Bonds	29.07%
Electric Revenue Bonds	2.91%
Healthcare Revenue Bonds	18.75%
Lease Revenue Bonds	5.15%
Local General Obligation Bonds	0.34%
Pre-Refunded Bonds	8.81%
Special Tax Revenue Bonds	8.71%
Transportation Revenue Bonds	6.96%
Water & Sewer Revenue Bonds	7.00%
Short-Term Investment	1.95%
Total Value of Securities	99.17%
Receivables and Other Assets Net of Liabilities	0.83%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Arizona	96.07%
Guam	2.06%
Puerto Rico	1.04%
Total Value of Securities	99.17%

5

Security type / sector allocations

Delaware Tax-Free California Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds	98.45%
Corporate Revenue Bonds	5.56%
Education Revenue Bonds	19.25%
Electric Revenue Bond	0.58%
Healthcare Revenue Bonds	18.98%
Housing Revenue Bonds	4.24%
Lease Revenue Bonds	13.42%
Local General Obligation Bonds	2.93%
Pre-Refunded Bonds	9.01%
Resource Recovery Revenue Bond	1.08%
Special Tax Revenue Bonds	1.11%
State General Obligation Bonds	10.33%
Transportation Revenue Bonds	9.76%
Water & Sewer Revenue Bonds	2.20%
Short-Term Investment	0.61%
Total Value of Securities	99.06%
Receivables and Other Assets Net of Liabilities	0.94%
Total Net Assets	100.00%

6

Security type / sector / state / territory allocations

Delaware Tax-Free Colorado Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.63%
Corporate Revenue Bonds	1.41%
Education Revenue Bonds	11.14%
Electric Revenue Bonds	3.19%
Healthcare Revenue Bonds.	24.28%
Housing Revenue Bonds	0.10%
Lease Revenue Bonds	3.02%
Local General Obligation Bonds	14.42%
Pre-Refunded Bonds	8.55%
Special Tax Revenue Bonds	18.99%
Transportation Revenue Bonds	11.21%
Water & Sewer Revenue Bonds	1.32%
Short-Term Investments	0.31%
Total Value of Securities	97.94%
Receivables and Other Assets Net of Liabilities	2.06%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	94.57%
Guam	1.88%
Puerto Rico	0.97%
US Virgin Islands	0.52%
Total	97.94%

7

Security type / sector / state / territory allocations

Delaware Tax-Free Idaho Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.19%
Corporate Revenue Bonds	3.14%
Education Revenue Bonds	13.44%
Electric Revenue Bonds	3.21%
Healthcare Revenue Bonds	15.81%
Housing Revenue Bonds	1.13%
Lease Revenue Bonds	11.13%
Local General Obligation Bonds	28.68%
Pre-Refunded Bonds	4.11%
Special Tax Revenue Bonds	13.54%
Transportation Revenue Bonds	4.26%
Water & Sewer Revenue Bonds	0.74%
Total Value of Securities	99.19%
Receivables and Other Assets Net of Liabilities	0.81%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	4.50%
Idaho	92.15%
Puerto Rico	1.02%
US Virgin Islands	1.52%
Total	99.19%

8

Security type / sector / state / territory allocations

Delaware Tax-Free New York Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.72%
Corporate Revenue Bonds	7.00%
Education Revenue Bonds	21.92%
Electric Revenue Bonds	3.52%
Healthcare Revenue Bonds	15.55%
Lease Revenue Bonds	8.19%
Local General Obligation Bonds	2.20%
Pre-Refunded Bonds	12.13%
Special Tax Revenue Bonds	16.27%
State General Obligation Bonds	0.57%
Transportation Revenue Bonds	8.39%
Water & Sewer Revenue Bonds	2.98%
Short-Term Investment	1.13%
Total Value of Securities	99.85%
Receivables and Other Assets Net of Liabilities	0.15%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.28%
New York	99.57%
Total Value of Securities	99.85%

9

Security type / sector / state / territory allocations

Delaware Tax-Free Pennsylvania Fund	As of February 28, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.80%
Corporate Revenue Bonds	5.53%
Education Revenue Bonds	17.65%
Electric Revenue Bond	0.61%
Healthcare Revenue Bonds	25.84%
Housing Revenue Bond	0.47%
Lease Revenue Bonds	3.56%
Local General Obligation Bonds	5.24%
Pre-Refunded/Escrowed to Maturity Bonds	22.02%
Resource Recovery Revenue Bonds	0.64%
Special Tax Revenue Bonds	2.88%
State General Obligation Bond	1.25%
Transportation Revenue Bonds	9.15%
Water & Sewer Revenue Bonds	3.96%
Short-Term Investment	0.24%
Total Value of Securities	99.04%
Receivables and Other Assets Net of Liabilities	0.96%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Pennsylvania Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.76%
Pennsylvania	98.28%
Total Value of Securities	99.04%

10

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.22%
Corporate Revenue Bonds – 9.52%
Maricopa County Pollution Control
(Public Service – Palo Verde Project) Series B 5.20% 6/1/43 ●	1,500,000	$ 1,593,330
(Southern California Education Co.) Series A 5.00% 6/1/35	2,400,000	2,548,656
Pima County Industrial Development Authority Pollution Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,148,520
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	870,000	1,020,710

		7,311,216

Education Revenue Bonds – 29.07%
Arizona Health Facilities Authority Healthcare Education Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,580,190
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	1,094,300
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	400,000	420,068
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,036,800
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	708,655
5.125% 5/15/40	1,305,000	1,385,153
Maricopa County Industrial Development Authority Revenue
(Greathearts Arizona Projects) Series A 5.00% 7/1/52	725,000	802,379
(Paradise Schools Projects) 144A 5.00% 7/1/36 #	500,000	515,425
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	815,356
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village Project) 5.00% 7/1/31	1,000,000	1,156,790
Northern Arizona University
5.00% 6/1/36	475,000	507,504
5.00% 6/1/41	1,240,000	1,323,663
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	1,000,000	1,029,610
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,279,100
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	500,000	499,250

11

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Phoenix Industrial Development Authority
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	$ 1,052,690
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,169,120
Pima County Industrial Development Authority Education Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	100,000	98,684
144A 5.00% 6/15/52 #	90,000	87,323
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	890,380
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	668,100
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation) Series A
5.00% 7/15/27 (AMBAC)	980,000	981,656
University of Arizona Board of Rights
Series A 5.00% 6/1/25	1,000,000	1,119,810
Series A 5.00% 6/1/38	1,000,000	1,112,820

		22,334,826

Electric Revenue Bonds – 2.91%
Salt River Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,106,230
Series A 5.00% 12/1/45	1,000,000	1,125,200

		2,231,430

Healthcare Revenue Bonds – 18.75%
Arizona Health Facilities Authority Hospital System Revenue
(Banner Health)
Series A 5.00% 1/1/43	1,500,000	1,614,900
Series A 5.00% 1/1/44	1,000,000	1,097,240
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,060,362
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,103,300
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00% 11/15/36	270,000	266,431
Maricopa County Industrial Development Authority Health Facilities Revenue
(Banner Health) Series A 4.00% 1/1/41	1,000,000	1,025,320
(Catholic Healthcare West) Series A 6.00% 7/1/39	2,500,000	2,620,125
Maricopa County Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	411,618

12

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33	790,000	$ 799,993
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,275,396
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	250,000	255,525
Yavapai County Industrial Development Authority Hospital Facility
(Yavapai Regional Medical Center) Series A 5.25% 8/1/33	2,000,000	2,203,320
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	331,565
Series A 5.25% 8/1/32	300,000	341,925

		14,407,020

Lease Revenue Bonds – 5.15%
Arizona Certificates of Participation Department Administration
Series A 5.25% 10/1/25 (AGM)	1,500,000	1,581,225
Arizona Game & Fish Department & Community Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,600
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	371,343
Maricopa County Industrial Development Authority Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,002,500

		3,957,668

Local General Obligation Bonds – 0.34%
Pinal County Community College District
4.00% 7/1/31	250,000	263,580

		263,580

Pre-Refunded Bonds – 8.81%
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25-19 §	1,250,000	1,308,075
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33-20 §	1,250,000	1,353,937
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	572,230
6.40% 7/1/47-21 §	500,000	573,840

13

Schedules of investments

Delaware Tax-Free Arizona Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Pinal County Electric District No. 3
5.25% 7/1/41-21 §	750,000	$ 835,583
University Medical Center Hospital Revenue
6.50% 7/1/39-19 §	2,000,000	2,126,800

		6,770,465

Special Tax Revenue Bonds – 8.71%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/32	1,500,000	1,712,595
Flagstaff Aspen Place Sawmill Improvement District Revenue
5.00% 1/1/32	195,000	195,577
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	627,621
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,143,420
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	568,435
Series A 5.25% 1/1/36	705,000	742,527
Mesa Excise Tax Revenue
5.00% 7/1/32	1,000,000	1,107,170
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	589,320

		6,686,665

Transportation Revenue Bonds – 6.96%
Arizona Department of Transportation State Highway Fund Revenue
5.00% 7/1/35	1,000,000	1,154,390
Phoenix Civic Improvement Airport Revenue
Series B 5.00% 7/1/37	1,000,000	1,140,700
(Junior Lien) Series A 5.00% 7/1/45	1,000,000	1,114,670
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,936,603

		5,346,363

Water & Sewer Revenue Bonds – 7.00%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,162,670
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	689,940
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	272,140
Mesa Utility System Revenue
4.00% 7/1/31	850,000	907,689

14

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	$ 1,186,100
5.00% 7/1/31	1,000,000	1,160,810

		5,379,349

Total Municipal Bonds (cost $72,144,898)		74,688,582

Short-Term Investment – 1.95%
Variable Rate Demand Note – 1.95%¤
Phoenix Industrial Development Authority (Mayo Clinic) Series B
1.06% 11/15/52 (Wells Fargo Bank N.A.)	1,500,000	1,500,000

Total Short-Term Investment (cost $1,500,000)		1,500,000

Total Value of Securities – 99.17% (cost $73,644,898)		$ 76,188,582

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $2,818,253, which represents 3.67% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

15

Schedules of investments

Delaware Tax-Free Arizona Fund

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

N.A. – National Association

See accompanying notes, which are an integral part of the financial statements.

16

Schedules of investments

Delaware Tax-Free California Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.45%
Corporate Revenue Bonds – 5.56%
Chula Vista Industrial Development Revenue
(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	$ 1,051,150
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-1 5.00% 6/1/29	1,000,000	1,144,770
(Asset-Backed Senior Notes) Unrefunded 5.75% 6/1/47	2,345,000	2,362,588
(Capital Appreciation Asset – Backed) Subordinate
Series B 1.548% 6/1/47 ^	1,615,000	220,657
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	696,215

		5,475,380

Education Revenue Bonds – 19.25%
California Educational Facilities Authority
(Chapman University) Series B 4.00% 4/1/47	1,000,000	1,019,070
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,115,800
California Municipal Finance Authority
(Biola University) 5.00% 10/1/39	1,000,000	1,141,280
(California Baptist University) Series A 144A 5.375% 11/1/40 #	1,000,000	1,096,850
(Creative Center of Los Altos Project) Series B 144A
4.50% 11/1/46 #	500,000	477,495
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	500,000	501,000
(Palmdale Aerospace Academy Project) Series A 144A
5.00% 7/1/46 #	500,000	504,705
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,272,365
California Public Finance Authority University Housing Revenue
(NCCD - Claremont Properties LLC - Claremont Colleges Project) Series A 144A 5.00% 7/1/32 #	500,000	542,710
California School Finance Authority
(Aspire Public Schools – Obligated Group) Series A 144A
5.00% 8/1/45 #	715,000	771,399
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/42 #	500,000	459,185
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	249,970
(Green Dot Public Schools Project) Series A 144A 5.00% 8/1/35 #	1,000,000	1,074,190
(Grimmway Schools – Obligated Group) Series A 144A
5.00% 7/1/36 #	500,000	504,375
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,085,010
(Partnerships to Uplift Communities Valley Project)
Series A 6.75% 8/1/44	1,000,000	1,082,210

17

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(View Park Elementary & Middle Schools) Series A
5.625% 10/1/34	575,000	$ 615,181
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,136,840
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	907,784
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	863,197
(Culinary Institute of America Project) Series B 5.00% 7/1/46	425,000	467,475
(University of California Irvine East Campus Apartments)
5.00% 5/15/24	40,000	45,613
5.375% 5/15/38	1,000,000	1,069,440
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 5.875% 8/1/28 Ω	1,000,000	956,100

		18,959,244

Electric Revenue Bond – 0.58%
Imperial Irrigation District Electric System Revenue
Series C 5.00% 11/1/36	500,000	569,195

		569,195

Healthcare Revenue Bonds – 18.98%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	939,522
(Sharp HealthCare) Series A 5.00% 8/1/28	250,000	274,667
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series E 5.625% 7/1/25	1,000,000	1,047,870
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	1,000,000	1,054,280
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	536,540
Series A 5.00% 8/15/47	500,000	556,080
(Kaiser Permanente) Subordinate Series A-2 4.00% 11/1/44	1,005,000	1,031,743
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 8/15/33	1,000,000	1,156,670
Series A 5.00% 11/15/56	1,000,000	1,127,720
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,053,710
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,111,790

18

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	$ 819,863
Series A 5.00% 2/1/47	250,000	271,825
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	546,120
California Statewide Communities Development Authority Revenue
(BE.Group) 144A 7.25% 11/15/41 #	500,000	540,635
(Covenant Retirement Communities) Series C 5.625% 12/1/36	1,000,000	1,139,280
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	652,962
(Loma Linda University Medical Center) Series A 144A
5.25% 12/1/56 #	725,000	774,945
(Rady Children’s Hospital) Series B 5.00% 8/15/28	600,000	728,604
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,093,480
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	789,225
Palomar Health
5.00% 11/1/47 (AGM)	500,000	560,585
San Buenaventura
(Community Memorial Health Systems) 7.50% 12/1/41	785,000	879,074

		18,687,190

Housing Revenue Bonds – 4.24%
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects)
Series A 4.00% 8/15/42	1,270,000	1,279,944
Series A 5.50% 8/15/47	750,000	812,003
Independent Cities Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	1,000,000	1,082,150
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,000,910

		4,175,007

Lease Revenue Bonds – 13.42%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,096,370
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated Group) Series A 5.00% 11/1/41	1,000,000	1,115,560
(Infrastructure State Revolving Fund) Series A 5.00% 10/1/29	1,000,000	1,178,450

19

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern Nevada Project) 5.00% 1/1/35	635,000	$ 623,621
California State Public Works Board Lease Revenue
Series F 5.00% 5/1/28	1,280,000	1,481,382
(California State Prisons Los Angeles) Series C 5.00% 10/1/26	1,000,000	1,106,430
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project) 5.625% 11/1/33	1,000,000	1,116,980
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,116,450
San Diego County
(Sanford Burnham Prebys Medical Discovery Institute)
Series A 5.00% 11/1/28	500,000	572,780
Series A 5.00% 11/1/30	475,000	537,857
San Diego Public Facilities Financing Authority Lease Revenue
(Master Project) Series A 5.25% 3/1/40	1,000,000	1,079,040
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,124,810
San Mateo Joint Powers Financing Authority Lease Revenue
(Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,066,750

		13,216,480

Local General Obligation Bonds – 2.93%
Anaheim School District Capital Appreciation Election 2002
4.58% 8/1/25 (NATL) ^	1,000,000	816,100
Marin Healthcare District Election 2013
Series A 4.00% 8/1/47	1,000,000	1,037,340
West Contra Costa Unified School District 2012 Election
Series C 4.00% 8/1/41	1,000,000	1,033,040

		2,886,480

Pre-Refunded Bonds – 9.01%
Abag Finance Authority for Nonprofit Corporations
(Sharp HealthCare) Series B 6.25% 8/1/39-19 §	1,000,000	1,067,360
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A
5.00% 10/1/25-21 §	800,000	881,432
California Department of Water Resources
(Central Valley Project) Unrefunded Series AG 5.00% 12/1/28-19 §	75,000	79,615

20

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
California Health Facilities Financing Authority Revenue
(Catholic Healthcare West) Series A 6.00% 7/1/39-19 §	855,000	$ 905,941
California Municipal Finance Authority Mobile Home Park Revenue
(Caritas Projects) Series A 6.40% 8/15/45-20 §	960,000	1,058,928
Imperial Irrigation District Electric System Revenue
Series B 5.00% 11/1/36-20 §	250,000	272,898
Lancaster Redevelopment Agency
(Combined Redevelopment Project Areas)
6.875% 8/1/39-19 §	285,000	306,264
Unrefunded 6.875% 8/1/39-19 §	215,000	231,041
Pittsburg Unified School District Financing Authority Revenue
(Pittsburg Unified School District Bond Program) 5.50% 9/1/46-21 (AGM) §	800,000	905,120
Rancho Santa Fe Community Services District Financing Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	910,432
Riverside County Redevelopment Agency Tax Allocation Housing
Series A 6.00% 10/1/39-20 §	1,000,000	1,114,280
San Francisco City & County Public Utilities Commission Water Revenue
(Water System Improvement Program) Subordinate
Series A 5.00% 11/1/32-21 §	1,015,000	1,135,775

		8,869,086

Resource Recovery Revenue Bond – 1.08%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,062,690

		1,062,690

Special Tax Revenue Bonds – 1.11%
San Francisco City & County Redevelopment Successor Agency
(Mission Bay South Redevelopment Project) Series B
5.00% 8/1/43 (NATL)	500,000	558,485
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	539,320

		1,097,805

State General Obligation Bonds – 10.33% California
(Various Purpose)
5.00% 9/1/26	500,000	599,390

21

Schedules of investments

Delaware Tax-Free California Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California
(Various Purpose)
5.00% 8/1/27	2,000,000	$ 2,380,580
5.00% 8/1/46	1,000,000	1,133,410
5.00% 11/1/47	1,000,000	1,149,470
5.25% 3/1/30	1,000,000	1,072,280
5.25% 4/1/35	1,000,000	1,124,640
5.25% 11/1/40	1,000,000	1,085,780
6.00% 3/1/33	1,000,000	1,086,150
6.00% 4/1/38	515,000	539,571

		10,171,271

Transportation Revenue Bonds – 9.76%
Alameda Corridor Transportation Authority
(2nd Subordinate Lien) Series B 5.00% 10/1/37	500,000	557,515
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	546,695
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,117,660
Subordinate Series B 5.00% 5/15/33	1,000,000	1,066,990
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	556,765
Sacramento County Airport System Revenue
Subordinate Series B 5.00% 7/1/41	500,000	562,225
San Diego Association of Governments South Bay Expressway Revenue
(1st Senior Lien) Series A 5.00% 7/1/42	1,000,000	1,144,160
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	375,000	425,179
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40% 9/1/25	870,000	873,715
San Francisco City & County Airports Commission
(San Francisco International Airport) Second Series B
5.00% 5/1/46 (AMT)	1,000,000	1,106,420
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,654,425

		9,611,749

Water & Sewer Revenue Bonds – 2.20%
San Diego Public Facilities Financing Authority Water Revenue
Subordinate Series A 5.00% 8/1/29	1,000,000	1,124,320

22

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
San Francisco City & County Public Utilities Commission Water Revenue
Subordinate Series A 4.00% 11/1/39	1,000,000	$ 1,044,660

		2,168,980

Total Municipal Bonds (cost $92,601,252)		96,950,557

Short-Term Investment – 0.61%
Variable Rate Demand Note – 0.61%¤
Los Angeles Department of Water & Power System Revenue
Subordinate Series B-3 0.86% 7/1/34 (SPA – Barclays Bank)	600,000	600,000

Total Short-Term Investments (cost $600,000)		600,000

Total Value of Securities – 99.06% (cost $93,201,252)		$ 97,550,557

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $7,497,459, which represents 7.61% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until Aug. 1, 2023 at which time the stated interest rate becomes effective.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

23

Schedules of investments

Delaware Tax-Free California Fund

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

24

Schedules of investments

Delaware Tax-Free Colorado Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 97.63%
Corporate Revenue Bonds – 1.41%
Denver City & County
(United Airlines Project) 5.00% 10/1/32 (AMT)	415,000	$ 448,702
Public Authority for Colorado Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	1,750,000	2,407,457

		2,856,159

Education Revenue Bonds – 11.14%
Colorado Educational & Cultural Facilities Authority Revenue
144A 5.00% 7/1/36 #	500,000	503,320
5.00% 11/1/44	890,000	891,442
144A 5.25% 7/1/46 #	1,350,000	1,358,869
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,285,130
7.45% 8/1/48	1,000,000	1,134,140
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,490,000	1,704,039
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #	1,300,000	1,270,555
(Charter School Project) 5.00% 7/15/37	1,150,000	1,241,540
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,964,274
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,074,530
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	458,141
5.00% 12/1/42	540,000	539,957
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	633,031
144A 5.00% 7/1/46 #	500,000	501,315
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	773,556
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	869,813
144A 5.50% 7/1/49 #	870,000	881,519
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	418,468
Series A 4.00% 3/1/36	550,000	574,095
(University of Lab Charter School) 5.00% 12/15/45	500,000	523,255
(Vail Mountain School Project) 4.00% 5/1/46	80,000	78,274
(Windsor Charter Academy Project) 144A 5.00% 9/1/46 #	890,000	890,000
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,962,411

		22,531,674

25

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds – 3.19%
Colorado Springs Utilities System Revenue
Series A 5.00% 11/15/40	1,500,000	$ 1,703,790
Series A 5.00% 11/15/45	750,000	849,143
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,895,089

		6,448,022

Healthcare Revenue Bonds – 24.28%
Colorado Health Facilities Authority Revenue
(American Baptist)
7.625% 8/1/33	150,000	170,675
8.00% 8/1/43	1,000,000	1,150,240
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,579,609
Series A 5.00% 2/1/41	2,250,000	2,338,853
Series A 5.25% 2/1/33	1,000,000	1,054,010
Series A 5.25% 1/1/45	3,000,000	3,209,250
Series D 6.25% 10/1/33	2,000,000	2,049,580
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,553,490
6.375% 1/1/41	1,000,000	1,082,400
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	4,274,560
Series A 5.00% 12/1/35	1,000,000	1,091,890
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,790,535
(Evangelical Lutheran)
5.00% 12/1/42	2,500,000	2,609,525
5.625% 6/1/43	1,150,000	1,287,793
(Frasier Meadows Retirement Community Project)
Series A 5.25% 5/15/37	485,000	537,171
Series B 5.00% 5/15/48	660,000	691,951
(Mental Health Center Denver Project)
Series A 5.75% 2/1/44	2,000,000	2,220,400
(National Jewish Health Project) 5.00% 1/1/27	300,000	308,715
(NCMC Project) 4.00% 5/15/32	2,000,000	2,095,600
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,326,849
(Sisters of Charity of Leavenworth Health System)
Series B 5.25% 1/1/25	2,500,000	2,650,825
(Sunny Vista Living Center)
Series A 144A 6.25% 12/1/50 #	935,000	982,863
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,127,280
(Valley View Hospital Association Project) Series A
4.00% 5/15/35	685,000	699,262

26

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	$ 2,628,475
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	1,945,000	1,969,604
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	2,613,676

		49,095,081

Housing Revenue Bonds – 0.10%
Colorado Housing & Finance Authority
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (GNMA)	100,000	101,623
Series AA 4.50% 11/1/23 (GNMA)	100,000	100,498

		202,121

Lease Revenue Bonds – 3.02%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,497,696
Colorado Department of Transportation Certificates of Participation
5.00% 6/15/34	660,000	750,473
5.00% 6/15/36	1,055,000	1,189,755
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,657,620

		6,095,544

Local General Obligation Bonds – 14.42%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	321,879
4.00% 12/1/31	1,000,000	1,070,060
5.00% 12/1/32	500,000	588,110
Arapahoe County School District No. 1 Englewood
4.00% 12/1/30	1,500,000	1,604,025
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,270,188
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,000,000	1,114,310
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,370,416
Denver City & County
Series A 5.00% 8/1/26	500,000	590,565
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,371,345

27

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver International Business Center Metropolitan District No. 1
5.00%12/1/30	350,000	$ 360,287
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,310,160
Eaton Area Park & Recreation District
5.25%12/1/34	360,000	380,056
5.50%12/1/38	455,000	484,821
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork
Series 1 4.00% 12/15/31	1,300,000	1,395,225
Grand River Hospital District
5.25%12/1/35 (AGM)	1,000,000	1,165,330
5.25%12/1/37 (AGM)	325,000	376,828
Jefferson County School District No. R-1
5.25%12/15/24	1,250,000	1,484,737
Leyden Rock Metropolitan District No 10
Series A 5.00% 12/1/45	1,000,000	1,015,370
Rangely Hospital District
6.00%11/1/26	2,250,000	2,498,130
Sierra Ridge Metropolitan District No. 2
Series A 5.50% 12/1/46	1,000,000	1,021,360
Weld County Reorganized School District No. RE-8
5.00%12/1/31	990,000	1,155,389
5.00%12/1/32	660,000	768,590
Weld County School District No. RE-1
5.00%12/15/31 (AGM)	1,000,000	1,155,090
Weld County School District No. RE-3J
5.00%12/15/34 (BAM)	2,000,000	2,295,200

		29,167,471

Pre-Refunded Bonds – 8.55%
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18 §	2,500,000	2,585,300
Colorado Building Excellent Schools Today Certificates of Participation
Series G 5.00% 3/15/32-21 §	2,000,000	2,194,480
Colorado Health Facilities Authority Revenue
(Total Long-Term Care)
Series A 6.00% 11/15/30-20 §	2,365,000	2,630,471
Series A 6.25% 11/15/40-20 §	750,000	839,115
(Valley View Hospital Association) 5.50% 5/15/28-18 §	975,000	983,365

28

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33-18 §	1,400,000	$ 1,440,530
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27-19 §	1,795,000	1,871,611
Series HH 5.00% 6/1/29-19 §	2,355,000	2,455,511
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,292,040

		17,292,423

Special Tax Revenue Bonds – 18.99%
Broomfield Colorado Sales & USE Tax Revenue
5.00% 12/1/33	1,000,000	1,166,980
Canyons Metropolitan District No. 5
Series A 6.125% 12/1/47	500,000	503,465
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	765,665
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,654,485
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,914,163
Denver International Business Center Metropolitan District No. 1
5.375% 12/1/35	1,750,000	1,806,385
Denver Urban Renewal Authority
(Stapleton) Senior Subordinated Series B 5.00% 12/1/25	1,250,000	1,466,887
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	2,595,000	2,658,318
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,303,750
Series A 5.25% 1/1/36	1,675,000	1,764,160
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,306,416
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,019,850
Regional Transportation District
(Fastracks Project)
Series A 5.00% 11/1/30	670,000	783,237
Series A 5.00% 11/1/31	1,495,000	1,742,662
Series A 5.00% 11/1/36	2,750,000	3,159,997
Series B 5.00% 11/1/33	1,865,000	2,191,226
Certificates of Participation
Series A 5.375% 6/1/31	1,540,000	1,651,142

29

Schedules of investments

Delaware Tax-Free Colorado Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	$ 1,575,787
6.00% 1/15/41	2,400,000	2,601,240
Solaris Metropolitan District No. 3
(Limited Tax Convertible) Series A 5.00% 12/1/46	500,000	514,080
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	321,498
Series A-1 5.00% 12/1/47	700,000	743,218
Sterling Ranch Community Authority Board
Series A 5.00% 12/1/47	500,000	503,655
Series A 5.75% 12/1/45	975,000	991,097
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	778,443
Thornton Development Authority
(East 144th Avenue & I-25 Project)
Series B 5.00% 12/1/35	485,000	548,258
Series B 5.00% 12/1/36	810,000	913,000
Virgin Islands Public Finance Authority
(Matching Fund Loan Senior Lien)
5.00% 10/1/29 (AGM)	1,000,000	1,045,480

		38,394,544

Transportation Revenue Bonds – 11.21%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,163,080
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,370,221
Denver City & County Airport System Revenue
Series A 5.00% 11/15/30 (AMT)	1,250,000	1,443,113
Series A 5.25% 11/15/36	2,500,000	2,652,625
Series B 5.00% 11/15/30	1,000,000	1,119,190
Series B 5.00% 11/15/32	1,000,000	1,116,830
Series B 5.00% 11/15/37	8,000,000	8,915,760
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	742,785
Series C 5.375% 9/1/26	2,000,000	2,153,980

		22,677,584

30

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 1.32%
Dominion Water & Sanitation District
6.00% 12/1/46	750,000	$ 783,187
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	675,000	734,778
Parker Water & Sanitation District
5.00% 11/1/42	1,000,000	1,157,580

		2,675,545

Total Municipal Bonds (cost $189,274,355)		197,436,168

	Number of shares
Short-Term Investments – 0.31%
Money Market Mutual Fund – 0.04%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.88%)	86,307	86,307

		86,307

	Principal amount°
Variable Rate Demand Note – 0.27%¤
Denver City & County Series A3 1.09% 12/1/31
(SPA-JPMorgan Chase Bank N.A.)	550,000	550,000

		550,000

Total Short-Term Investments (cost $636,307)		636,307

Total Value of Securities – 97.94% (cost $189,910,662)		$ 198,072,475

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $10,217,551, which represents 5.05% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

31

Schedules of investments

Delaware Tax-Free Colorado Fund

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

GNMA – Government National Mortgage Association collateral

N.A. – National Association

SGI – Insured by Syncora Guarantee Inc.

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

32

Schedules of investments

Delaware Tax-Free Idaho Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.19%
Corporate Revenue Bonds – 3.14%
Nez Perce County, Pollution Control Revenue
(Potlatch Project) 2.75% 10/1/24	1,250,000	$ 1,230,713
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,008,140

		3,238,853

Education Revenue Bonds – 13.44%
Boise State University Revenue
(General Project)
Series A 4.00% 4/1/37	1,250,000	1,272,113
Series A 5.00% 4/1/42	1,350,000	1,470,811
Series A 5.00% 4/1/47	500,000	568,315
Idaho Housing & Finance Association
(Idaho Arts Charter School)
Series A 5.00% 12/1/38	1,000,000	1,061,760
Series A 144A 5.00% 12/1/46 #	1,000,000	1,043,630
(North Star Charter School Project)
Capital Appreciation Subordinate Series B 144A 4.88% 7/1/49 #^	2,888,155	306,433
Series A 6.75% 7/1/48	529,151	536,755
(Victory Charter School Project) Series B 5.00% 7/1/39	1,000,000	1,059,300
(Xavier Charter School Project) Series A 5.00% 6/1/50	1,275,000	1,358,576
University of Idaho
Series 2011 5.25% 4/1/41 ●	1,795,000	1,963,353
Series A 5.00% 4/1/36	400,000	466,108
Series A 5.00% 4/1/41	1,000,000	1,154,960
Series B 5.00% 4/1/28	1,000,000	1,063,560
Series B 5.00% 4/1/32	500,000	531,255

		13,856,929

Electric Revenue Bonds – 3.21%
Boise-Kuna Irrigation District Revenue
(Idaho Arrowrock Hydroelectric Project) 5.00% 6/1/34	2,000,000	2,225,800
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,082,190

		3,307,990

Healthcare Revenue Bonds – 15.81%
Idaho Health Facilities Authority Revenue
(Madison Memorial Hospital Project) 5.00% 9/1/37	2,350,000	2,490,083
(St. Luke’s Health System Project)
Series A 5.00% 3/1/47	1,500,000	1,582,965
Series A 6.75% 11/1/37	1,250,000	1,288,787
(St. Luke’s Regional Medical Center Project) 5.00% 7/1/35 (AGM)	2,500,000	2,634,925

33

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group)
Series D 4.50% 12/1/37	1,385,000	$ 1,458,793
Series D 5.00% 12/1/32	2,500,000	2,759,825
Series D 5.00% 12/1/46	750,000	834,420
(Valley Vista Care Corporation)
Series A 5.25% 11/15/37	1,005,000	1,050,788
Series A 5.25% 11/15/47	1,130,000	1,161,923
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project) Series A 6.00% 7/1/33	1,020,000	1,032,903

		16,295,412

Housing Revenue Bonds – 1.13%
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series A Class II 4.375% 7/1/32	690,000	704,925
Series C Class II 4.95% 7/1/31	450,000	458,743

		1,163,668

Lease Revenue Bonds – 11.13%
Boise Urban Renewal Agency
5.00% 12/15/27	850,000	966,339
5.00% 12/15/31	750,000	842,265
5.00% 12/15/32	750,000	840,450
Idaho Housing & Finance Association Revenue
(Grant & Revenue Anticipation Bonds) Series A 5.00% 7/15/27	1,500,000	1,772,970
(TDF Facilities Project-Recovery Zone)
Series A 6.50% 2/1/26	1,370,000	1,535,359
Series A 7.00% 2/1/36	1,500,000	1,667,940
Idaho State Building Authority Revenue
Series B 5.00% 9/1/40	1,250,000	1,382,150
(Capitol Mall Parking Project)
Series A 4.50% 9/1/25	455,000	507,407
Series A 4.50% 9/1/26	485,000	537,686
Series A 4.50% 9/1/27	505,000	557,394
(Eastern Idaho Technical College Project) Series B
5.00% 9/1/25	740,000	862,463

		11,472,423

34

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 28.68%
Ada & Boise Counties Independent School District Boise City
5.00% 8/1/33	1,010,000	$ 1,183,316
5.00% 8/1/34	1,500,000	1,750,965
5.00% 8/1/35	1,160,000	1,350,112
5.00% 8/1/36	500,000	580,665
Ada & Canyon Counties Joint School District No. 2 Meridian
4.50% 7/30/22	1,500,000	1,597,320
Ada & Canyon Counties Joint School District No. 3 Kuna
(Sales Tax & Credit Enhancement) 5.00% 9/15/35	1,100,000	1,272,986
Bonneville Joint School District No. 93
(School Board Guaranteed)
Series A 5.00% 9/15/30	1,515,000	1,705,542
Series A 5.00% 9/15/31	870,000	979,420
Canyon County School District No. 131 Nampa
(School Board Guaranteed)
Series B 5.00% 8/15/23	1,295,000	1,490,402
Canyon County School District No. 132 Caldwell
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,729,968
Series A 5.00% 9/15/23 (AGM)	1,810,000	1,815,213
Canyon County School District No. 139 Vallivue
(School Board Guaranteed)
5.00% 9/15/33	1,000,000	1,132,360
Series B 5.00% 9/15/24	1,480,000	1,668,878
Idaho Bond Bank Authority Revenue
Series A 4.00% 9/15/33	530,000	564,752
Series A 4.00% 9/15/37	1,000,000	1,053,500
Series A 5.00% 9/15/33	1,125,000	1,245,094
Series C 5.00% 9/15/42	500,000	577,905
Madison County School District No. 321 Rexburg
(Sales Tax & Credit Enhancement)
Series B 5.00% 8/15/24	1,000,000	1,166,260
Series B 5.00% 8/15/25	1,080,000	1,271,376
Series B 5.00% 8/15/26	710,000	845,077
Nez Perce County Independent School District No. 1
(Sales Tax & Credit Enhancement)
Series B 5.00% 9/15/36	1,500,000	1,732,035
Series B 5.00% 9/15/37	1,510,000	1,739,716
Twin Falls County School District No. 411
(School Board Guaranteed) Series A 4.75% 9/15/37	1,000,000	1,102,530

		29,555,392

35

Schedules of investments

Delaware Tax-Free Idaho Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds – 4.11%
Boise State University Revenue
(General Project) Series A 5.00% 4/1/39-19 §	1,000,000	$ 1,038,350
Idaho Bond Bank Authority Revenue
(State Intercept)
Series A 5.25% 9/15/26-19 §	570,000	592,310
Unrefunded Series A 5.00% 9/15/28-19 §	890,000	923,028
Unrefunded Series A 5.25% 9/15/26-19 §	500,000	519,835
Idaho Health Facilities Authority Revenue
(Trinity Health Center Group) Series B 6.125% 12/1/28-18 §	1,110,000	1,149,327
Puerto Rico Sales Tax Financing Revenue First Subordinate
Series A 5.50% 8/1/28-19 §	15,000	15,827

		4,238,677

Special Tax Revenue Bonds – 13.54%
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	568,435
Series A 5.25% 1/1/36	705,000	742,527
Series B-1 5.00% 1/1/42	1,425,000	1,483,853
Idaho Water Resource Board
(Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,919,575
Ketchum Urban Renewal Agency Tax Increment Revenue
5.50% 10/15/34	1,500,000	1,544,445
Nampa Development Tax Increment Revenue
144A 5.00% 9/1/31 #	1,000,000	1,043,150
5.90% 3/1/30	3,000,000	3,089,190
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note) 5.00% 10/1/29 (AGM)	1,500,000	1,568,220

		13,959,395

Transportation Revenue Bonds – 4.26%
Boise City Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,059,930
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,093,210
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,235,089

		4,388,229

36

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.74%
Guam Government Waterworks Authority
5.00% 7/1/40	370,000	$ 400,954
5.00% 1/1/46	335,000	359,009

		759,963

Total Municipal Bonds (cost $99,756,572)		102,236,931

Total Value of Securities – 99.19% (cost $99,756,572)		$ 102,236,931

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $2,393,213, which represents 2.32% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Feb. 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

See accompanying notes, which are an integral part of the financial statements.

37

Schedules of investments

Delaware Tax-Free New York Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.72%
Corporate Revenue Bonds – 7.00%
Nassau County Tobacco Settlement
(Asset-Backed) Series A-3 5.125% 6/1/46	1,055,000	$ 1,027,876
New York City Industrial Development Agency
(Brooklyn Navy Yard Cogeneration Partners Project)
5.75% 10/1/36 (AMT)	350,000	347,613
New York Counties Tobacco Trust VI
(Tobacco Settlement Pass Through) Series C 5.00% 6/1/51	500,000	520,180
New York Liberty Development Revenue
(Second Priority - Bank of America Tower at One Bryant Park Project)
Class 2 5.625% 7/15/47	500,000	535,950
Class 3 6.375% 7/15/49	865,000	925,161
Niagara Area Development Revenue
(Covanta Energy Project) Series B 144A 4.00% 11/1/24 #	1,060,000	1,060,583
Suffolk Tobacco Asset Securitization
Series B 5.25% 6/1/37	700,000	762,041
TSASC Revenue
(Senior) Series A 5.00% 6/1/41	900,000	992,358

		6,171,762

Education Revenue Bonds – 21.92%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	215,940
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	525,000	590,783
(Tapestry Charter School Project) Series A 5.00% 8/1/52	500,000	518,605
Build NYC Resource
(Bronx Charter School for Excellence Project)
Series A 5.00% 4/1/33	500,000	523,935
Series A 5.50% 4/1/43	500,000	512,875
(Manhattan College Project) 5.00% 8/1/47	500,000	557,150
(Metropolitan College of New York Project) 5.50% 11/1/44	1,100,000	1,143,395
(Metropolitan Lighthouse Charter School Project) Series A 144A 5.00% 6/1/52 #	250,000	261,665
(The Packer Collegiate Institute Project) 5.00% 6/1/40	750,000	822,427

38

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Dutchess County Local Development
(The Culinary Institute of America Project)
Series A-1 5.00% 7/1/41	200,000	$220,898
Series A-1 5.00% 7/1/46	300,000	330,210
Hempstead Town Local Development
(Hofstra University Project) 5.00% 7/1/42	500,000	561,780
Madison County Capital Resource Revenue
(Colgate University Project) Series A 5.00% 7/1/28	400,000	429,836
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
Series A 5.00% 10/1/22	340,000	375,326
Series A 5.00% 10/1/23	470,000	524,868
(St. John Fisher College) Series A 5.50% 6/1/39	300,000	343,524
(University of Rochester Project) Series C 4.00% 7/1/43	500,000	516,515
New York City Trust for Cultural Resources
(Alvin Ailey Dance Foundation) Series A 4.00% 7/1/46	1,000,000	1,019,140
(Whitney Museum of American Art) 5.00% 7/1/31	500,000	538,485
New York State Dormitory Authority
(Barnard College) Series A 5.00% 7/1/35	400,000	453,968
(Brooklyn Law School) 5.75% 7/1/33	340,000	353,902
(Cornell University) Series A 5.00% 7/1/34	170,000	177,599
(Fordham University) 5.00% 7/1/44	650,000	723,632
(Marymount Manhattan College) 5.00% 7/1/24	350,000	362,208
(Pratt Institute) Series A 5.00% 7/1/34	1,000,000	1,114,490
(Rockefeller University) Series A 5.00% 7/1/27	250,000	261,580
(Skidmore College) Series A 5.00% 7/1/21	325,000	358,911
(Touro College & University) Series A 5.50% 1/1/44	1,000,000	1,106,670
(University of Rochester Project) Unrefunded Series A
5.125% 7/1/39	20,000	20,902
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	500,000	521,805
St. Lawrence County Industrial Development Agency Civic Development Revenue
(St. Lawrence University Project) Series A 4.00% 7/1/43	1,000,000	1,026,350
Tompkins County Development
(Ithaca College Project)
5.00% 7/1/34	750,000	839,640
5.00% 7/1/41	750,000	845,520
Troy Industrial Development Authority
(Rensselaer Polytechnic Institute Project) Series E 5.20% 4/1/37	500,000	544,065

39

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Yonkers Economic Development Educational Revenue
(Charter School of Educational Excellence Project)
Series A 6.25% 10/15/40	600,000	$ 619,350

		19,337,949

Electric Revenue Bonds – 3.52%
Long Island Power Authority Electric System Revenue
5.00% 9/1/47	500,000	564,035
Series A 5.00% 9/1/44	750,000	834,675
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	552,700
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	1,000,000	1,151,400

		3,102,810

Healthcare Revenue Bonds – 15.55%
Buffalo & Erie County Industrial Land Development
(Catholic Health System Project) 5.25% 7/1/35	250,000	277,207
Dutchess County Local Development
(Health Quest Systems Project)
Series A 5.00% 7/1/34	350,000	386,887
Series A 5.00% 7/1/44	1,000,000	1,090,990
East Rochester Housing Authority Revenue
(Senior Living-Woodland Village Project) 5.50% 8/1/33	485,000	485,946
Guilderland Industrial Development Agency
Series A 144A 5.875% 1/1/52 #	500,000	491,655
Monroe County Industrial Development
(The Rochester General Hospital Project)
5.00% 12/1/36	405,000	450,809
5.00% 12/1/46	540,000	590,835
Series A 5.00% 12/1/27	330,000	361,347
Series A 5.00% 12/1/28	655,000	715,614
(The Unity Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	643,769
Nassau County Local Economic Assistance
(Catholic Health Services of Long Island Obligated Group Project)
5.00% 7/1/29	375,000	415,654
5.00% 7/1/33	725,000	791,403
New York City Health & Hospital Revenue
(Health System) Series A 5.00% 2/15/30	500,000	525,825

40

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New York State Dormitory Authority Revenue Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 5.00% 7/1/23	600,000	$ 665,106
Subordinate Series A2 5.00% 7/1/26	500,000	505,600
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	638,832
(New York University Hospital Center) Series A 4.00% 7/1/40	465,000	477,281
(Orange Regional Medical Center Obligated Group)
144A 5.00% 12/1/34 #	500,000	542,325
144A 5.00% 12/1/45 #	700,000	744,527
Orange County Funding Assisted Living Residence Revenue
(The Hamlet at Wallkill Assisted Living Project) 6.50% 1/1/46	400,000	401,100
Saratoga County Capital Resource Revenue
(The Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	561,180
Southold Local Development Revenue
(Peconic Landing at Southold Project) 5.00% 12/1/45	750,000	780,863
Suffolk County Economic Development Revenue
(Catholic Health Services) Unrefunded 5.00% 7/1/28	430,000	466,344
(Peconic Landing at Southhold Project) 6.00% 12/1/40	650,000	702,988

		13,714,087

Lease Revenue Bonds – 8.19%
Hudson Yards Infrastructure
Unrefunded Fiscal 2012 Series A 5.75% 2/15/47	385,000	421,548
MTA Hudson Rail Yards Trust Obligations
(The Metropolitan Transportation Authority) Series A
5.00% 11/15/56	710,000	788,611
New York City Industrial Development Agency
(Senior Trips)
Series A 5.00% 7/1/22 (AMT)	1,085,000	1,193,771
Series A 5.00% 7/1/28 (AMT)	1,500,000	1,610,190
New York Liberty Development
(4 World Trade Center Project) 5.00% 11/15/31	500,000	550,630
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	1,500,000	1,587,345
(Class 2 - 3 World Trade Center Project) 144A 5.375% 11/15/40 #	500,000	547,110
United Nations Development Revenue
Series A 5.00% 7/1/26	500,000	522,010

		7,221,215

41

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds – 2.20%
New York City
Fiscal 2011 Series E 5.00% 8/1/28	125,000	$ 134,651
Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,129,070
Subordinate Series E-1 5.25% 3/1/35	500,000	594,395
Unrefunded Subordinate Series I-1 5.375% 4/1/36	25,000	26,007
New York State Dormitory Authority
(School District Financing Program)
Unrefunded Series A 5.00% 10/1/23	25,000	27,743
Unrefunded Series A 5.00% 10/1/25 (AGM)	30,000	32,378

		1,944,244

Pre-Refunded Bonds – 12.13%
Brooklyn Arena Local Development
(Barclays Center Project)
6.25% 7/15/40-20 §	500,000	542,640
6.375% 7/15/43-20 §	500,000	543,790
6.50% 7/15/30-20 §	500,000	544,450
Hudson Yards Infrastructure
Fiscal 2012 Series A 5.75% 2/15/47-21 §	615,000	685,301
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39-19 §	350,000	366,072
Series B 5.75% 4/1/33-19 §	250,000	261,205
Metropolitan Transportation Authority Revenue
Series C 5.00% 11/15/32-22 §	500,000	570,130
Series C 6.50% 11/15/28-18 §	150,000	155,447
Series C 2016 6.50% 11/15/28-18 §	5,000	5,181
Series D 5.25% 11/15/27-20 §	500,000	548,630
Monroe County Industrial Development Revenue
(Nazareth College of Rochester Project)
5.25% 10/1/31-21 §	500,000	559,550
5.50% 10/1/41-21 §	500,000	563,865
New York City
Subordinate Series I-1 5.375% 4/1/36-19 §	475,000	494,651
New York City Municipal Finance Authority Water & Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40-18 §	75,000	75,965
New York City Transitional Finance Authority Revenue
(Future Tax Secured)
Fiscal 2011 Subordinate Series C 5.25% 11/1/25-20 §	190,000	207,438
Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29-21 §	305,000	334,646
New York State Dormitory Authority
(School District Financing Program)
Series A 5.00% 10/1/23-21 §	475,000	528,347

42

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
New York State Dormitory Authority
(School District Financing Program)
Series A 5.00% 10/1/25-20 (AGM) §	470,000	$ 510,857
New York State Dormitory Authority Revenue Non-State Supported Debt
(Teachers College) 5.50% 3/1/39-19 §	250,000	260,065
(The Northwell Health Obligated Group)
Series A 5.00% 5/1/41-21 §	500,000	549,470
Series A 5.50% 5/1/37-19 §	500,000	522,625
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center Project)
4.50% 7/1/32-22 §	380,000	421,211
5.00% 7/1/42-22 §	750,000	846,863
5.125% 7/1/31-19 §	500,000	523,780
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28-21 §	70,000	77,255

		10,699,434

Special Tax Revenue Bonds – 16.27%
Build NYC Resource
(YMCA of Greater New York Project) 5.00% 8/1/40	450,000	491,580
Glen Cove Local Economic Assistance
(Garvies Point Public Improvement Project) Series A
5.00% 1/1/56	250,000	259,010
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	252,775
New York City Transitional Finance Authority Revenue
(Building Aid)
Fiscal 2012 Subordinate Series S-1A 5.25% 7/15/37	1,000,000	1,108,470
Fiscal 2015 Series S-1 5.00% 7/15/43	1,000,000	1,119,990
(Future Tax Secured)
Fiscal 2011 Subordinate Series D-1 5.00% 2/1/26	250,000	272,160
Fiscal 2014 Subordinate Series A-1 5.00% 11/1/42	750,000	845,467
Fiscal 2014 Subordinate Series B-1 5.00% 11/1/40	750,000	841,883
Fiscal 2015 Subordinate Series E-1 5.00% 2/1/41	1,000,000	1,122,030
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/33	670,000	767,083
Fiscal 2016 Subordinate Series A-1 5.00% 8/1/34	1,500,000	1,711,965
Fiscal 2017 Subordinate Series A-1 4.00% 5/1/42	500,000	514,375
Fiscal 2017 Subordinate Series E-1 5.00% 2/1/43	1,000,000	1,131,980
Unrefunded Fiscal 2011 Subordinate Series C 5.25% 11/1/25	310,000	339,131
Unrefunded Fiscal 2011 Subordinate Series D-1 5.25% 2/1/29	195,000	213,546

43

Schedules of investments

Delaware Tax-Free New York Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/35	1,000,000	$ 1,134,390
New York State Dormitory Authority Revenue
(General Purpose)
Series C 5.00% 3/15/34	500,000	543,815
Series E 5.00% 3/15/32	1,000,000	1,158,090
New York State Urban Development Revenue
(General Purpose) Series A 4.00% 3/15/36	500,000	523,085

		14,350,825

State General Obligation Bonds – 0.57%
New York State
Series A 5.00% 3/1/38	500,000	501,520

		501,520

Transportation Revenue Bonds – 8.39%
Buffalo & Fort Erie Public Bridge Authority
5.00% 1/1/47	435,000	487,335
Metropolitan Transportation Authority Revenue
Series D 5.00% 11/15/32	500,000	556,290
Unrefunded Series C 6.50% 11/15/28	45,000	46,624
New York State Thruway Authority General Revenue
Series H 5.00% 1/1/30 (NATL)	750,000	751,995
Series I 5.00% 1/1/32	700,000	770,252
(Junior Indebtedness Obligation) Series A 5.25% 1/1/56	1,000,000	1,126,200
Port Authority of New York & New Jersey
Series 153 5.00% 7/15/35	250,000	253,385
Series 186 5.00% 10/15/22 (AMT)	750,000	841,395
(JFK International Air Terminal Project)
Series 8 6.00% 12/1/42	700,000	768,341
Series 8 6.50% 12/1/28	550,000	577,940
Triborough Bridge & Tunnel Authority
Unrefunded Series C 5.00% 11/15/24	80,000	82,022
(MTA Bridges and Tunnels) Series A 5.00% 11/15/47	1,000,000	1,136,480

		7,398,259

Water & Sewer Revenue Bonds – 2.98%
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Unrefunded Fiscal 2009 Series A 5.75% 6/15/40	125,000	126,496
(Second General Resolution)
Fiscal 2009 Series FF-2 5.50% 6/15/40	250,000	262,553
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	555,475
Fiscal 2017 Series DD 5.00% 6/15/47	1,000,000	1,133,590

44

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority Projects – Second Resolution) Series B 5.00% 6/15/30	500,000	$ 550,315

		2,628,429

Total Municipal Bonds (cost $84,389,248)		87,070,534

Short-Term Investment – 1.13%
Variable Rate Demand Note – 1.13%¤
New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution)
Fiscal 2015 Series BB-4
1.08% 6/15/50 (SPA-Wells Fargo Bank N.A.)	1,000,000	1,000,000

Total Short-Term Investment (cost $1,000,000)		1,000,000

Total Value of Securities – 99.85% (cost $85,389,248)		$ 88,070,534

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $5,235,210, which represents 5.94% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

See accompanying notes, which are an integral part of the financial statements.

45

Schedules of investments

Delaware Tax-Free Pennsylvania Fund	February 28, 2018 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.80%
Corporate Revenue Bonds – 5.53%
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	$ 5,076,582
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,220,760
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	13,190,100
Pennsylvania Economic Development Financing Authority Water Facility Revenue
(Pennsylvania-American Water Project) 6.20% 4/1/39	2,850,000	2,981,670

		25,469,112

Education Revenue Bonds – 17.65%
Allegheny County Higher Education Building Authority Revenue
(Carlow University Project)
6.75% 11/1/31	750,000	823,883
7.00% 11/1/40	1,000,000	1,101,940
(Carnegie Mellon University)
5.00% 3/1/28	3,000,000	3,366,750
Series A 5.00% 3/1/24	1,000,000	1,112,660
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,598,655
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,618,740
Series A 5.50% 10/15/30	1,275,000	1,356,332
Series A 5.75% 10/15/40	2,200,000	2,340,360
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,859,648
(School Lane Charter School Project) Series A
5.125% 3/15/46	2,500,000	2,656,900
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,205,426
Series A 5.00% 12/15/51	770,000	794,001
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,062,670
5.00% 10/1/39	1,250,000	1,316,475
5.00% 10/1/44	1,000,000	1,045,550
Chester County Industrial Development Authority Student Housing Revenue
(West Chester University Project)
Series A 5.00% 8/1/30	1,100,000	1,190,849
Series A 5.00% 8/1/45	1,250,000	1,310,263

46

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	$ 2,136,660
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39	875,000	924,464
5.00% 7/1/45	2,500,000	2,627,400
5.00% 7/1/46	1,425,000	1,500,667
5.00% 7/1/47	1,000,000	1,055,140
Montgomery County Higher Education & Health Authority Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,482,635
5.75% 4/1/40	2,000,000	2,198,600
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Drexel University)
5.00% 5/1/35	1,000,000	1,116,960
5.00% 5/1/41	1,000,000	1,117,700
(Shippensburg University - Student Housing Project)
5.00% 10/1/44	1,500,000	1,558,980
6.25% 10/1/43	2,000,000	2,199,340
(Thomas Jefferson University) Series A 5.00% 9/1/45	7,000,000	7,678,510
(Trustees of the University of Pennsylvania) Series A
5.00% 8/15/46	1,695,000	1,928,029
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,849,075
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	895,000	926,943
Series A 5.75% 6/15/42	2,500,000	2,519,550
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,570,950
Series A 5.625% 6/15/42	3,000,000	3,108,630
(New Foundations Charter School Project)
6.625% 12/15/41	1,000,000	1,107,370
(Philadelphia Performing Arts Charter School Project)
144A 6.75% 6/15/43 #	2,550,000	2,690,683
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,115,278
Series A-1 7.00% 6/15/43	1,535,000	1,687,119
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,285,423
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,750,825

47

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	$ 2,292,120

		81,190,153

Electric Revenue Bond – 0.61%
Philadelphia Gas Works Revenue
(1998 General Ordinance Fifteenth Series) 5.00% 8/1/47	2,500,000	2,787,850

		2,787,850

Healthcare Revenue Bonds – 25.84%
Allegheny County Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) Series A 5.50% 8/15/34	3,980,000	4,176,095
Berks County Industrial Development Authority Revenue
(The Highlands At Wyomissing)
Series A 5.00% 5/15/37	375,000	408,131
Series A 5.00% 5/15/42	500,000	540,950
Series A 5.00% 5/15/47	600,000	644,346
Series C 5.00% 5/15/42	1,000,000	1,087,710
Series C 5.00% 5/15/47	1,000,000	1,084,800
(Tower Health Project)
4.00% 11/1/47	2,500,000	2,470,750
5.00% 11/1/50	5,000,000	5,460,100
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Unrefunded
Series A-3 5.50% 11/1/31	5,005,000	5,297,742
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	1,765,936
Central Bradford Progress Authority
(Guthrie Healthcare System) 5.375% 12/1/41	1,000,000	1,095,020
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A
4.00% 11/15/47	1,400,000	1,399,930
Chester County Health & Education Facilities Authority Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	794,453
Series A 5.25% 12/1/45	1,360,000	1,407,994
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
5.00% 1/1/38	2,000,000	2,165,600
Unrefunded 6.375% 1/1/39	495,000	509,405

48

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) Unrefunded
6.00% 6/1/36	795,000	$ 827,921
Franklin County Industrial Development Authority Revenue
(Chambersburg Hospital Project) 5.375% 7/1/42	4,980,000	5,292,097
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,576,150
Series A-1 5.125% 6/1/41	4,000,000	4,262,240
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A
6.00% 6/1/39	1,625,000	1,761,337
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	272,155
5.25% 7/1/41	1,000,000	1,096,490
5.50% 7/1/45	1,000,000	1,097,100
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,119,360
(Masonic Villages Project)
5.00% 11/1/35	3,000,000	3,350,470
5.00% 11/1/36	510,000	578,059
5.00% 11/1/37	250,000	282,700
(St. Anne’s Retirement Community Project)
5.00% 4/1/27	1,425,000	1,483,012
5.00% 4/1/33	1,830,000	1,878,788
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	1,015,240
5.25% 7/1/42	1,500,000	1,519,575
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,897,792
5.00% 7/1/41	1,000,000	1,100,930
Monroeville Finance Authority
5.00% 2/15/25	1,000,000	1,155,870
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	1,361,900
5.00% 11/15/28	1,600,000	1,737,264
5.00% 11/15/29	680,000	736,093

49

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County Industrial Development Authority Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	2,500,000	$ 2,662,725
(Foulkeways at Gwynedd Project) 5.00% 12/1/46	1,500,000	1,591,410
(Whitemarsh Continuing Care Retirement Community Project) 5.375% 1/1/50	4,000,000	4,050,960
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,245,320
Northampton County Industrial Development Authority
(Morningstar Senior Living Project)
5.00% 7/1/27	1,400,000	1,459,038
5.00% 7/1/32	1,275,000	1,311,376
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	2,500,000	2,532,025
Series A 5.00% 7/1/43	1,265,000	1,362,468
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University)
5.00% 3/1/24	1,115,000	1,237,884
Series A 5.25% 9/1/50	2,500,000	2,772,725
(University of Pennsylvania Health System)
5.00% 8/15/40	2,000,000	2,234,180
Series A 4.00% 8/15/42	4,000,000	4,082,120
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	5,764,400
(Wesley Enhanced Living Obligated Group) Series A
5.00% 7/1/49	2,500,000	2,629,275
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital – Monroe Project) Series A
5.00% 8/15/40	4,995,000	5,361,983
St. Mary Hospital Authority Health System Revenue
(Catholic Health East) 6.25% 11/15/34	4,675,000	4,902,719

		118,912,113

Housing Revenue Bond – 0.47%
Philadelphia Authority for Industrial Development Revenue
(The PresbyHomes Germantown Project) Series A
5.625% 7/1/35 (HUD)	2,175,000	2,177,219

		2,177,219

50

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds – 3.56%
Allegheny County Industrial Development Authority Revenue
(Residential Resource Project)
5.10% 9/1/26	1,335,000	$ 1,337,323
5.125% 9/1/31	560,000	560,543
Pennsylvania Commonwealth Financing Authority Revenue
Series B 5.00% 6/1/31 (AGC)	10,000,000	10,356,100
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,374,325
5.00% 4/1/38	1,000,000	1,097,840
5.00% 4/1/39	1,500,000	1,644,345

		16,370,476

Local General Obligation Bonds – 5.24%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,116,440
Series C-70 5.00% 12/1/33	2,205,000	2,435,665
Chester County
5.00% 7/15/29	1,000,000	1,180,270
City of Philadelphia
5.00% 8/1/41	1,260,000	1,399,759
Series A 5.00% 8/1/37	1,750,000	1,958,933
Series A 5.25% 7/15/29	2,500,000	2,819,225
City of Pittsburgh
Series B 5.00% 9/1/26	3,000,000	3,352,350
Fox Chapel Area School District
5.00% 8/1/25	1,000,000	1,125,250
Montgomery County
Series A 4.00% 4/1/27	2,635,000	2,848,909
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,136,940
Series F 5.00% 9/1/37	1,500,000	1,598,250
Series F 5.00% 9/1/38	2,000,000	2,128,060

		24,100,051

Pre-Refunded/Escrowed to Maturity Bonds – 22.02%
Butler County Hospital Authority Revenue
(Butler Health System Project) Series B
7.25% 7/1/39-19§	8,000,000	8,580,320
Cambridge Area Joint Authority Guaranteed Sewer Revenue
5.625% 12/1/28-18§	1,150,000	1,162,409
6.00% 12/1/37-18§	1,000,000	1,011,710

51

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Chester County
5.00% 11/15/32-21§	5,725,000	$6,391,333
5.00% 11/15/33-21§	2,625,000	2,930,524
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
6.375% 1/1/39-19§	4,505,000	4,687,768
Dauphin County General Authority Health System Revenue
(Pinnacle Health System Project) 6.00% 6/1/36-19§	4,205,000	4,438,924
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23§	2,000,000	2,287,640
Guam Government Limited Obligation Revenue
(Section 30) Series A 5.625% 12/1/29-19§	90,000	96,393
Huntingdon County General Authority Revenue
(Juniata College) Series A 5.00% 5/1/30-20§	2,650,000	2,878,218
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,279,731
Series A 5.00% 1/1/41-22§	1,500,000	1,669,215
Montgomery County Higher Education & Health Authority Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.00% 6/1/31-22§	4,000,000	4,501,800
Montgomery County Industrial Development Authority Retirement Community Revenue
(ACTS Retirement Life Communities)
Series A-1 6.25% 11/15/29-19§	700,000	754,320
Montgomery County Industrial Development Authority Revenue
(New Regional Medical Center Project)
5.375% 8/1/38-20 (FHA)§	995,000	1,082,341
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare) Series A
6.25% 10/15/23-19§	3,930,000	4,188,280
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(AICUP Financing Program - St. Francis University Project) Series JJ2 6.25% 11/1/41-21§	2,355,000	2,721,273
(Edinboro University Foundation Student Housing Project)
6.00% 7/1/42-18§	1,400,000	1,421,826
6.00% 7/1/43-20§	1,000,000	1,097,820

52

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority College & University Revenue
(Indiana University – Student Housing Project)
Series A 5.00% 7/1/27-22§	1,740,000	$ 1,950,853
Series A 5.00% 7/1/41-22§	1,500,000	1,681,770
(Philadelphia University) 5.00% 6/1/32-23§	2,000,000	2,286,680
(University of the Arts) 5.20% 3/15/25 (AGC)§	4,490,000	5,064,136
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)
5.00% 9/1/29-20§	1,000,000	1,084,190
Series A 5.00% 9/1/29-21§	1,000,000	1,096,030
(University of Pennsylvania Health System)
Series A 5.00% 8/15/24-21§	4,850,000	5,372,393
Series A 5.25% 8/15/26-21§	3,910,000	4,363,755
Series A 5.75% 8/15/23-21§	2,500,000	2,831,825
Pennsylvania Industrial Development Authority Revenue
(Economic Development) 5.50% 7/1/23-18§	615,000	623,272
Pennsylvania Turnpike Commission Revenue
Series E 5.00% 12/1/29-21§	5,000,000	5,577,150
Series E 5.00% 12/1/30-21§	2,000,000	2,230,860
Philadelphia Authority for Industrial Development Revenue
(MaST Charter School Project) 6.00% 8/1/35-20§	1,610,000	1,775,041
Philadelphia Hospitals & Higher Education Facilities Authority Revenue
(Presbyterian Medical Center) 6.65% 12/1/19 §	3,915,000	4,181,807
Philadelphia Municipal Authority Revenue
6.50% 4/1/39-19§	4,000,000	4,213,080
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health System Project) 5.50% 7/1/29-20§	3,500,000	3,798,375

		101,313,062

Resource Recovery Revenue Bonds – 0.64%
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,166,141
Pennsylvania Economic Development Financing Authority
(Colver Project) Series F
4.625% 12/1/18 (AMBAC) (AMT)	765,000	771,288

		2,937,429

Special Tax Revenue Bonds – 2.88%
Allentown Neighborhood Improvement Zone Development Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,595,850

53

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Allentown Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,500,000	$ 2,658,525
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	2,000,000	2,296,700
Sports & Exhibition Authority of Pittsburgh & Allegheny County
5.00% 2/1/35 (AGM)	3,000,000	3,186,180
Washington County Redevelopment Authority Revenue
(Victory Centre Project-Tanger) Series A 5.45% 7/1/35	1,000,000	1,001,410
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,534,905

		13,273,570

State General Obligation Bond – 1.25%
Commonwealth of Pennsylvania
5.00% 1/1/26	5,000,000	5,741,950

		5,741,950

Transportation Revenue Bonds – 9.15%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	5,634,800
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,769,220
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,355,500
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/22	2,550,000	2,870,101
Series A 5.00% 12/1/23	2,450,000	2,795,621
Series C 5.00% 12/1/44	5,000,000	5,551,650
Subordinate Series B-1 5.25% 6/1/47	5,000,000	5,593,650
Subordinate Third Series 5.00% 12/1/40	2,500,000	2,748,750
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,766,176
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	895,520
5.00% 1/1/38 (AMT)	1,000,000	1,112,370

		42,093,358

Water & Sewer Revenue Bonds – 3.96%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,710,797
Bucks County Water & Sewer Authority
5.00% 12/1/28 (AGM)	1,000,000	1,176,220

54

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Bucks County Water & Sewer Authority
Series A 5.00% 12/1/37 (AGM)	780,000	$ 883,779
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,129,770
Guam Government Waterworks Authority
5.00% 7/1/35	670,000	732,632
5.00% 7/1/36	1,000,000	1,091,020
5.00% 1/1/46	1,450,000	1,553,921
Philadelphia Water & Wastewater Revenue
5.00% 11/1/28	4,500,000	5,015,295
Series A 5.00% 7/1/45	2,500,000	2,772,550
Series A 5.25% 10/1/52	1,000,000	1,144,880

		18,210,864

Total Municipal Bonds (cost $434,583,519)		454,577,207

Short-Term Investment – 0.24%
Variable Rate Demand Note – 0.24%¤
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University Multi-Modal Revenue)
Series B 1.10% 5/1/30 (LOC - TD Bank N.A.)	1,100,000	1,100,000

Total Short-Term Investment (cost $1,100,000)		1,100,000

Total Value of Securities – 99.04% (cost $435,683,519)		$ 455,677,207

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2018, the aggregate value of Rule 144A securities was $5,349,208, which represents 1.16% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Feb. 28, 2018.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

55

Schedules of investments

Delaware Tax-Free Pennsylvania Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual Assurance

FHA – Federal Housing Administration

HUD – Housing and Urban Development Section 8

LOC – Letter of Credit

N.A. – National Association

See accompanying notes, which are an integral part of the financial statements.

56

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Statements of assets and liabilities

February 28, 2018 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value[1]	$74,688,582	$96,950,557	$197,436,168
Short-term investments, at value[2]	1,500,000	600,000	636,307
Cash	41,111	33,292	230
Interest receivable	728,626	1,193,652	2,315,956
Receivable for fund shares sold	1,930	1,246	2,277,076

Total assets	76,960,249	98,778,747	202,665,737

Liabilities:
Distribution payable	41,010	53,698	110,284
Payable for fund shares redeemed	—	138,233	117,262
Other accrued expenses	34,262	39,870	72,060
Audit and tax fees payable	21,614	21,613	21,613
Investment management fees payable to affiliates	20,264	26,458	65,340
Distribution fees payable to affiliates	16,167	22,545	42,908
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,151	1,478	3,001
Accounting and administration expenses payable to affiliates	530	594	889
Trustees’ fees and expenses payable	189	243	493
Legal fees payable to affiliates	131	168	339
Reports and statements to shareholders expenses payable to affiliates	56	72	148

Total liabilities	135,374	304,972	434,337

Total Net Assets	$76,824,875	$98,473,775	$202,231,400

Net Assets Consist of:
Paid-in capital	$74,735,208	$94,258,433	$197,671,692
Undistributed net investment income	31,257	21,102	352,558
Accumulated net realized loss on investments	(485,274)	(155,065)	(3,954,663)
Net unrealized appreciation of investments	2,543,684	4,349,305	8,161,813

Total Net Assets	$76,824,875	$98,473,775	$202,231,400

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund

Net Asset Value
Class A:
Net assets	$63,919,239	$51,951,898	$164,282,636
Shares of beneficial interest outstanding, unlimited authorization, no par	5,684,312	4,338,042	14,838,890
Net asset value per share	$11.24	$11.98	$11.07
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.77	$12.54	$11.59

Class C:
Net assets	$5,026,832	$16,293,352	$15,143,712
Shares of beneficial interest outstanding, unlimited authorization, no par	445,851	1,358,136	1,364,108
Net asset value per share	$11.27	$12.00	$11.10

Institutional Class:
Net assets	$7,878,804	$30,228,525	$22,805,052
Shares of beneficial interest outstanding, unlimited authorization, no par	700,589	2,524,081	2,059,909
Net asset value per share	$11.25	$11.98	$11.07

[1]Investments, at cost	$72,144,898	$92,601,252	$189,274,355
[2]Short-term investments, at cost	1,500,000	600,000	636,307

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund

Assets:
Investments, at value[1]	$102,236,931	$87,070,534	$454,577,207
Short-term investments, at value[2]	—	1,000,000	1,100,000
Cash	—	—	1,924,705
Interest receivable	1,552,578	922,368	5,788,358
Receivable for fund shares sold	158,175	43,525	585,977

Total assets	103,947,684	89,036,427	463,976,247

Liabilities:
Cash due to custodian	337,438	72,154	—
Payable for fund shares redeemed	353,849	15,707	231,229
Distribution payable	49,617	45,294	260,571
Payable for securities purchased	—	592,500	2,926,464
Other accrued expenses	49,677	48,799	139,924
Distribution fees payable to affiliates	30,440	20,292	97,599
Investment management fees payable to affiliates	29,897	17,085	173,127
Audit and tax fees payable	21,614	21,614	21,614
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,553	1,321	6,893
Accounting and administration expenses payable to affiliates	608	563	1,646
Trustees’ fees and expenses payable	256	216	1,132
Legal fees payable to affiliates	177	1,839	778
Reports and statements to shareholders expenses payable to affiliates	76	65	338

Total liabilities	875,202	837,449	3,861,315

Total Net Assets	$103,072,482	$88,198,978	$460,114,932

Net Assets Consist of:
Paid-in capital	$105,227,039	$86,144,664	$439,821,191
Distributions in excess of net investment income	(13,699)	(7,755)	(108,966)
Accumulated net realized gain (loss) on investments	(4,621,217)	(619,217)	409,019
Net unrealized appreciation of investments	2,480,359	2,681,286	19,993,688

Total Net Assets	$103,072,482	$88,198,978	$460,114,932

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund

Net Asset Value
Class A:
Net assets	$60,439,871	$39,275,629	$389,461,603
Shares of beneficial interest outstanding, unlimited authorization, no par	5,387,274	3,456,990	48,966,664
Net asset value per share	$11.22	$11.36	$7.95
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.75	$11.90	$8.32

Class C:
Net assets	$24,177,846	$16,478,660	$32,566,628
Shares of beneficial interest outstanding, unlimited authorization, no par	2,156,702	1,454,127	4,093,165
Net asset value per share	$11.21	$11.33	$7.96

Institutional Class:
Net assets	$18,454,765	$32,444,689	$38,086,701
Shares of beneficial interest outstanding, unlimited authorization, no par	1,644,546	2,857,207	4,791,922
Net asset value per share	$11.22	$11.36	$7.95

[1]Investments, at cost	$99,756,572	$84,389,248	$434,583,519
[2]Short-term investments, at cost	—	1,000,000	1,100,000

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Six months ended February 28, 2018 (Unaudited)

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund

Investment Income:
Interest	$1,564,212	$2,010,589	$4,179,763

Expenses:
Management fees	193,006	271,364	548,376
Distribution expenses — Class A	81,156	66,085	203,718
Distribution expenses — Class C	25,502	81,830	77,658
Dividend disbursing and transfer agent fees and expenses	21,923	31,834	62,465
Audit and tax fees	21,757	21,757	21,756
Accounting and administration expenses	21,333	23,266	32,337
Registration fees	9,454	7,271	8,990
Reports and statements to shareholders expenses	6,234	3,570	12,695
Legal fees	3,727	4,302	8,729
Trustees’ fees and expenses	1,562	1,997	4,026
Custodian fees	1,072	673	3,457
Other	7,617	9,997	12,023

	394,343	523,946	996,230
Less expenses waived	(59,211)	(94,147)	(126,393)
Less expenses paid indirectly	(610)	(571)	(70)

Total operating expenses	334,522	429,228	869,767

Net Investment Income	1,229,690	1,581,361	3,309,996

Net Realized and Unrealized Gain (Loss):
Net realized gain	382,676	201,138	49,253
Net change in unrealized appreciation (depreciation) of investments	(1,979,983)	(2,523,085)	(3,867,758)

Net Realized and Unrealized Loss	(1,597,307)	(2,321,947)	(3,818,505)

Net Decrease in Net Assets Resulting from Operations	$(367,617)	$(740,586)	$(508,509)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund	Pennsylvania Fund

Investment Income:
Interest	$2,024,215	$1,709,322	$9,943,412

Expenses:
Management fees	289,652	244,626	1,264,802
Distribution expenses — Class A	79,548	49,662	472,859
Distribution expenses — Class C	132,991	85,005	164,511
Dividend disbursing and transfer agent fees and expenses	36,272	34,000	155,077
Accounting and administration expenses	23,959	22,431	55,796
Audit and tax fees	21,757	21,757	21,757
Reports and statements to shareholders expenses	7,872	4,328	21,899
Registration fees	7,280	15,687	15,065
Legal fees	4,600	11,271	21,587
Custodian fees	2,404	1,822	4,641
Trustees’ fees and expenses	2,141	1,812	9,303
Other	8,660	11,326	18,561

	617,136	503,727	2,225,858
Less expenses waived	(83,073)	(123,887)	(114,259)
Less expenses paid indirectly	(28)	(426)	(1,904)

Total operating expenses	534,035	379,414	2,109,695

Net Investment Income	1,490,180	1,329,908	7,833,717

Net Realized and Unrealized Gain (Loss):
Net realized gain	271,992	87,325	902,076
Net change in unrealized appreciation (depreciation) of investments	(2,788,609)	(2,068,758)	(11,360,555)

Net Realized and Unrealized Loss	(2,516,617)	(1,981,433)	(10,458,479)

Net Decrease in Net Assets Resulting from Operations	$(1,026,437)	$(651,525)	$(2,624,762)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,229,690	$2,589,599
Net realized gain	382,676	379,223
Net change in unrealized appreciation (depreciation)	(1,979,983)	(2,986,610)

Net decrease in net assets resulting from operations	(367,617)	(17,788)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,032,929)	(2,238,019)
Class C	(62,009)	(151,025)
Institutional Class	(123,463)	(189,980)

	(1,218,401)	(2,579,024)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,717,010	4,104,481
Class C	61,362	375,483
Institutional Class	2,661,085	6,254,164

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	841,738	1,713,625
Class C	56,820	131,071
Institutional Class	113,315	122,627

	5,451,330	12,701,451

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,152,406)	$(11,210,912)
Class C	(201,735)	(1,895,123)
Institutional Class	(1,820,600)	(2,881,200)

	(6,174,741)	(15,987,235)

Decrease in net assets derived from capital share transactions	(723,411)	(3,285,784)

Net Decrease in Net Assets	(2,309,429)	(5,882,596)

Net Assets:
Beginning of period	79,134,304	85,016,900

End of period	$76,824,875	$79,134,304

Undistributed net investment income	$31,257	$19,968

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,581,361	$3,096,204
Net realized gain	201,138	1,329,284
Net change in unrealized appreciation (depreciation)	(2,523,085)	(3,898,022)

Net increase (decrease) in net assets resulting from operations	(740,586)	527,466

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(859,113)	(1,911,923)
Class C	(204,538)	(449,450)
Institutional Class	(515,371)	(740,915)

	(1,579,022)	(3,102,288)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,105,488	4,625,825
Class C	817,563	2,019,263
Institutional Class	5,521,849	22,253,751

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	774,894	1,691,220
Class C	178,685	372,126
Institutional Class	313,777	474,246

	9,712,256	31,436,431

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,769,346)	$(13,693,334)
Class C	(789,676)	(4,192,525)
Institutional Class	(3,117,817)	(11,739,212)

	(7,676,839)	(29,625,071)

Increase in net assets derived from capital share transactions	2,035,417	1,811,360

Net Decrease in Net Assets	(284,191)	(763,462)

Net Assets:
Beginning of period	98,757,966	99,521,428

End of period	$98,473,775	$98,757,966

Undistributed net investment income	$21,102	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,309,996	$6,830,501
Net realized gain	49,253	1,027,304
Net change in unrealized appreciation (depreciation)	(3,867,758)	(7,785,591)

Net increase (decrease) in net assets resulting from operations	(508,509)	72,214

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,731,621)	(5,874,195)
Class C	(202,131)	(437,092)
Institutional Class	(376,244)	(583,320)

	(3,309,996)	(6,894,607)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,197,032	11,066,431
Class C	972,132	1,981,732
Institutional Class	5,099,216	10,757,917

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,388,768	5,009,118
Class C	190,871	403,660
Institutional Class	340,507	513,776

	16,188,526	29,732,634

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,755,316)	$(27,295,950)
Class C	(1,702,029)	(2,336,234)
Institutional Class	(1,997,784)	(3,397,468)

	(11,455,129)	(33,029,652)

Increase (decrease) in net assets derived from capital share transactions	4,733,397	(3,297,018)

Net Increase (Decrease) in Net Assets	914,892	(10,119,411)

Net Assets:
Beginning of period	201,316,508	211,435,919

End of period	$202,231,400	$201,316,508

Undistributed net investment income	$352,558	$352,558

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,490,180	$3,036,599
Net realized gain	271,992	147,991
Net change in unrealized appreciation (depreciation)	(2,788,609)	(2,998,287)

Net increase (decrease) in net assets resulting from operations	(1,026,437)	186,303

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(946,841)	(2,056,914)
Class C	(295,269)	(675,436)
Institutional Class	(245,125)	(312,269)

	(1,487,235)	(3,044,619)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,222,594	8,130,467
Class C	1,087,435	4,827,778
Institutional Class	9,109,480	5,875,252

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	839,550	1,786,007
Class C	279,696	635,053
Institutional Class	219,791	287,267

	12,758,546	21,541,824

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,017,853)	$(10,487,311)
Class C	(5,959,598)	(6,112,419)
Institutional Class	(2,567,234)	(4,099,476)

	(16,544,685)	(20,699,206)

Increase (decrease) in net assets derived from capital share transactions	(3,786,139)	842,618

Net Decrease in Net Assets	(6,299,811)	(2,015,698)

Net Assets:
Beginning of period	109,372,293	111,387,991

End of period	$103,072,482	$109,372,293

Distributions in excess of net investment income	$(13,699)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,329,908	$2,695,412
Net realized gain	87,325	704,914
Net change in unrealized appreciation (depreciation)	(2,068,758)	(3,669,487)

Net decrease in net assets resulting from operations	(651,525)	(269,161)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(607,445)	(1,433,902)
Class C	(196,128)	(436,795)
Institutional Class	(533,440)	(879,292)

	(1,337,013)	(2,749,989)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,934,056	4,718,080
Class C	1,615,431	1,645,311
Institutional Class	4,769,613	18,813,396
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	562,990	1,299,997
Class C	155,098	326,960
Institutional Class	481,812	775,993

	10,519,000	27,579,737

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,983,363)	$(18,909,422)
Class C	(1,986,541)	(5,120,573)
Institutional Class	(4,273,801)	(6,864,314)

	(10,243,705)	(30,894,309)

Increase (decrease) in net assets derived from capital share transactions	275,295	(3,314,572)

Net Decrease in Net Assets	(1,713,243)	(6,333,722)

Net Assets:
Beginning of period	89,912,221	96,245,943

End of period	$88,198,978	$89,912,221

Distributions in excess of net investment income	$(7,755)	$(650)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Pennsylvania Fund

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17

Increase (Decrease) in Net Assets from Operations:
Net investment income	$7,833,717	$16,375,469
Net realized gain	902,076	1,944,064
Net change in unrealized appreciation (depreciation)	(11,360,555)	(17,162,875)

Net increase (decrease) in net assets resulting from operations	(2,624,762)	1,156,658

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,721,797)	(14,365,845)
Class C	(441,420)	(953,417)
Institutional Class	(670,500)	(1,056,207)

Net realized gain:
Class A	(243,116)	—
Class C	(20,552)	—
Institutional Class	(23,146)	—

	(8,120,531)	(16,375,469)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,163,304	24,022,727
Class C	1,515,674	4,234,154
Institutional Class	9,284,761	19,470,435

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,041,115	12,019,460
Class C	449,480	882,040
Institutional Class	605,987	921,495

	31,060,321	61,550,311

	Six months
	ended
	2/28/18	Year ended
	(Unaudited)	8/31/17

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,634,761)	$(63,127,978)
Class C	(1,928,921)	(6,923,286)
Institutional Class	(4,308,489)	(12,573,989)

	(25,872,171)	(82,625,253)

Increase (decrease) in net assets derived from capital share transactions	5,188,150	(21,074,942)

Net Decrease in Net Assets	(5,557,143)	(36,293,753)

Net Assets:
Beginning of period	465,672,075	501,965,828

End of period	$460,114,932	$465,672,075

Distributions in excess of net investment income	$(108,966)	$(108,966)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.48	$11.83	$11.44	$11.45	$10.69	$12.01

0.18	0.37	0.38	0.38	0.43	0.45
(0.24)	(0.35)	0.39	(0.01)	0.79	(1.20)

(0.06)	0.02	0.77	0.37	1.22	(0.75)

(0.18)	(0.37)	(0.38)	(0.38)	(0.43)	(0.45)
—	—	—	—	(0.03)	(0.12)

(0.18)	(0.37)	(0.38)	(0.38)	(0.46)	(0.57)

$11.24	$11.48	$11.83	$11.44	$11.45	$10.69

(0.53% )	0.24%	6.79%	3.24%	11.56%	(6.62% )

$63,919	$66,839	$74,556	$77,085	$81,592	$83,896
0.84%	0.84%	0.84%	0.85%	0.84%	0.84%

0.99%	0.97%	0.96%	0.97%	0.96%	0.94%
3.21%	3.25%	3.23%	3.28%	3.86%	3.83%

3.06%	3.12%	3.11%	3.16%	3.74%	3.73%
4%	9%	14%	12%	11%	18%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.51	$11.87	$11.47	$11.48	$10.72	$12.04

0.14	0.29	0.29	0.29	0.35	0.36
(0.24)	(0.37)	0.40	(0.01)	0.78	(1.20)

(0.10)	(0.08)	0.69	0.28	1.13	(0.84)

(0.14)	(0.28)	(0.29)	(0.29)	(0.34)	(0.36)
—	—	—	—	(0.03)	(0.12)

(0.14)	(0.28)	(0.29)	(0.29)	(0.37)	(0.48)

$11.27	$11.51	$11.87	$11.47	$11.48	$10.72

(0.90% )	(0.59% )	6.07%	2.47%	10.72%	(7.30% )

$5,027	$5,215	$6,816	$6,747	$6,238	$6,482
1.59%	1.59%	1.59%	1.60%	1.59%	1.59%

1.74%	1.72%	1.71%	1.72%	1.71%	1.69%
2.46%	2.50%	2.48%	2.54%	3.11%	3.08%

2.31%	2.37%	2.36%	2.42%	2.99%	2.98%
4%	9%	14%	12%	11%	18%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended			12/31/13[2] to 8/31/14
(Unaudited)	8/31/17	8/31/16	8/31/15
$11.48	$11.84	$11.44	$11.45	10.77

0.19	0.40	0.41	0.41	0.33
(0.23)	(0.36)	0.39	(0.01)	0.67

(0.04)	0.04	0.80	0.40	1.00

(0.19)	(0.40)	(0.40)	(0.41)	(0.32)

(0.19)	(0.40)	(0.40)	(0.41)	(0.32)

$11.25	$11.48	$11.84	$11.44	$11.45

(0.32% )	0.40%	7.14%	3.49%	9.39%

$7,879	$7,080	$3,645	$744	$219
0.59%	0.59%	0.59%	0.60%	0.59%

0.74%	0.72%	0.71%	0.72%	0.71%
3.46%	3.50%	3.48%	3.54%	4.06%

3.31%	3.37%	3.36%	3.42%	3.94%
4%	9%	14%	12%	11% [6]

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$12.26	$12.60	$12.11	$12.08	$11.11	$12.21

0.20	0.41	0.43	0.42	0.43	0.44
(0.28)	(0.34)	0.48	0.03	0.97	(1.10)

(0.08)	0.07	0.91	0.45	1.40	(0.66)

(0.20)	(0.41)	(0.42)	(0.42)	(0.43)	(0.44)

(0.20)	(0.41)	(0.42)	(0.42)	(0.43)	(0.44)

$11.98	$12.26	$12.60	$12.11	$12.08	$11.11

(0.69% )	0.63%	7.67%	3.73%	12.79%	(5.63% )

$51,952	$54,076	$63,284	$60,550	$73,955	$85,269
0.82%	0.82%	0.82%	0.83%	0.82%	0.82%

1.01%	1.01%	1.01%	1.01%	1.00%	0.99%
3.25%	3.36%	3.43%	3.42%	3.69%	3.62%

3.06%	3.17%	3.24%	3.24%	3.51%	3.45%
8%	27%	18%	24%	13%	38%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$12.28	$12.62	$12.13	$12.10	$11.12	$12.23

0.15	0.32	0.33	0.33	0.34	0.35
(0.28)	(0.34)	0.49	0.02	0.98	(1.11)

(0.13)	(0.02)	0.82	0.35	1.32	(0.76)

(0.15)	(0.32)	(0.33)	(0.32)	(0.34)	(0.35)

(0.15)	(0.32)	(0.33)	(0.32)	(0.34)	(0.35)

$12.00	$12.28	$12.62	$12.13	$12.10	$11.12

(1.06% )	(0.12% )	6.86%	2.95%	12.04%	(6.41% )

$16,293	$16,473	$18,827	$15,853	$15,473	$18,248
1.57%	1.57%	1.57%	1.58%	1.57%	1.57%

1.76%	1.76%	1.76%	1.76%	1.75%	1.74%
2.50%	2.61%	2.68%	2.67%	2.94%	2.87%

2.31%	2.42%	2.49%	2.49%	2.76%	2.70%
8%	27%	18%	24%	13%	38%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended			12/31/13[2] to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14
$12.26	$12.60	$12.11	$12.08	$11.27

0.21	0.44	0.46	0.45	0.32
(0.28)	(0.34)	0.49	0.03	0.81

(0.07)	0.10	0.95	0.48	1.13

(0.21)	(0.44)	(0.46)	(0.45)	(0.32)

(0.21)	(0.44)	(0.46)	(0.45)	(0.32)

$11.98	$12.26	$12.60	$12.11	$12.08

(0.57% )	0.89%	7.94%	3.98%	10.10%

$30,229	$28,209	$17,410	$10,308	$5,983
0.57%	0.57%	0.57%	0.58%	0.57%

0.76%	0.76%	0.76%	0.76%	0.75%
3.50%	3.61%	3.68%	3.67%	3.89%

3.31%	3.42%	3.49%	3.49%	3.71%
8%	27%	18%	24%	13% [6]

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.28	$11.65	$11.24	$11.32	$10.49	$11.64

0.19	0.39	0.40	0.40	0.41	0.41
(0.21)	(0.37)	0.41	(0.08)	0.82	(1.15)

(0.02)	0.02	0.81	0.32	1.23	(0.74)

(0.19)	(0.39)	(0.40)	(0.40)	(0.40)	(0.41)

(0.19)	(0.39)	(0.40)	(0.40)	(0.40)	(0.41)

$11.07	$11.28	$11.65	$11.24	$11.32	$10.49

(0.22% )	0.26%	7.33%	2.87%	11.94%	(6.56% )

$164,282	$165,554	$182,764	$174,078	$183,560	$190,311
0.84%	0.84%	0.84%	0.85%	0.84%	0.84%

0.97%	0.96%	0.96%	0.97%	0.97%	0.96%
3.35%	3.48%	3.50%	3.54%	3.69%	3.60%

3.22%	3.36%	3.38%	3.42%	3.56%	3.48%
4%	17%	6%	10%	22%	21%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.31	$11.68	$11.27	$11.35	$10.52	$11.67

0.15	0.31	0.32	0.32	0.32	0.33
(0.21)	(0.37)	0.41	(0.08)	0.83	(1.15)

(0.06)	(0.06)	0.73	0.24	1.15	(0.82)

(0.15)	(0.31)	(0.32)	(0.32)	(0.32)	(0.33)

(0.15)	(0.31)	(0.32)	(0.32)	(0.32)	(0.33)

$11.10	$11.31	$11.68	$11.27	$11.35	$10.52

(0.58% )	(0.48% )	6.52%	2.10%	11.09%	(7.23% )

$15,144	$15,975	$16,461	$12,192	$12,029	$13,788
1.59%	1.59%	1.59%	1.60%	1.59%	1.59%

1.72%	1.71%	1.71%	1.72%	1.72%	1.71%
2.60%	2.73%	2.75%	2.79%	2.94%	2.85%

2.47%	2.61%	2.63%	2.67%	2.81%	2.73%
4%	17%	6%	10%	22%	21%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended			12/31/13[2] to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14
$11.28	$11.65	$11.24	$11.32	$10.59

0.20	0.42	0.43	0.43	0.33
(0.21)	(0.37)	0.41	(0.08)	0.71

(0.01)	0.05	0.84	0.35	1.04

(0.20)	(0.42)	(0.43)	(0.43)	(0.31)

(0.20)	(0.42)	(0.43)	(0.43)	(0.31)

$11.07	$11.28	$11.65	$11.24	$11.32

(0.09% )	0.51%	7.60%	3.13%	9.89%

$22,805	$19,788	$12,211	$5,102	$3,077
0.59%	0.59%	0.59%	0.60%	0.59%

0.72%	0.71%	0.71%	0.72%	0.72%
3.60%	3.73%	3.75%	3.79%	3.91%

3.47%	3.61%	3.63%	3.67%	3.78%
4%	17%	6%	10%	22% [6]

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.49	$11.79	$11.51	$11.56	$10.99	$12.24

0.17	0.35	0.36	0.37	0.37	0.42
(0.27)	(0.30)	0.28	(0.06)	0.57	(1.25)

(0.10)	0.05	0.64	0.31	0.94	(0.83)

(0.17)	(0.35)	(0.36)	(0.36)	(0.37)	(0.42)

(0.17)	(0.35)	(0.36)	(0.36)	(0.37)	(0.42)

$11.22	$11.49	$11.79	$11.51	$11.56	$10.99

(0.90% )	0.47%	5.66%	2.76%	8.71%	(6.99% )

$60,440	$67,907	$70,306	$75,163	$80,600	$87,537
0.86%	0.86%	0.86%	0.88%	0.88%	0.88%

1.02%	1.00%	0.99%	1.00%	0.99%	0.97%

2.98%	3.03%	3.11%	3.17%	3.32%	3.51%
2.82%	2.89%	2.98%	3.05%	3.21%	3.42%
9%	10%	11%	7%	16%	17%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.48	$11.78	$11.50	$11.55	$10.98	$12.23

0.13	0.26	0.27	0.28	0.29	0.33
(0.27)	(0.30)	0.28	(0.05)	0.57	(1.25)

(0.14)	(0.04)	0.55	0.23	0.86	(0.92)

(0.13)	(0.26)	(0.27)	(0.28)	(0.29)	(0.33)

(0.13)	(0.26)	(0.27)	(0.28)	(0.29)	(0.33)

$11.21	$11.48	$11.78	$11.50	$11.55	$10.98

(1.27% )	(0.29% )	4.88%	1.99%	7.91%	(7.70% )

$24,178	$29,375	$30,834	$28,557	$31,178	$33,236
1.61%	1.61%	1.61%	1.63%	1.63%	1.63%

1.77%	1.75%	1.74%	1.75%	1.74%	1.72%
2.23%	2.28%	2.36%	2.42%	2.57%	2.76%

2.07%	2.14%	2.23%	2.30%	2.46%	2.67%
9%	10%	11%	7%	16%	17%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				12/31/13[2]
2/28/18[1]	Year ended			to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14
$11.49	$11.79	$11.51	$11.57	$11.06

0.18	0.37	0.39	0.40	0.29
(0.27)	(0.29)	0.28	(0.07)	0.51

(0.09)	0.08	0.67	0.33	0.80

(0.18)	(0.38)	(0.39)	(0.39)	(0.29)

(0.18)	(0.38)	(0.39)	(0.39)	(0.29)

$11.22	$11.49	$11.79	$11.51	$11.57

(0.78% )	0.71%	5.92%	2.92%	7.31%

$18,454	$12,090	$10,248	$2,588	$1,080
0.61%	0.61%	0.61%	0.63%	0.63%

0.77%	0.75%	0.74%	0.75%	0.74%
3.23%	3.28%	3.36%	3.42%	3.46%

3.07%	3.14%	3.23%	3.30%	3.35%
9%	10%	11%	7%	16% [6]

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended
2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.62	$11.98	$11.48	$11.46	$10.57	$11.67

0.17	0.35	0.36	0.37	0.37	0.37
(0.26)	(0.35)	0.50	0.02	0.89	(1.07)

(0.09)	—	0.86	0.39	1.26	(0.70)

(0.17)	(0.36)	(0.36)	(0.37)	(0.37)	(0.38)
—	—	—	—	—	(0.02)

(0.17)	(0.36)	(0.36)	(0.37)	(0.37)	(0.40)

$11.36	$11.62	$11.98	$11.48	$11.46	$10.57

(0.74% )	0.05%	7.57%	3.41%	12.06%	(6.27% )

$39,275	$40,647	$55,418	$51,708	$52,589	$57,816
0.80%	0.80%	0.80%	0.83%	0.80%	0.80%

1.08%	1.03%	1.02%	1.07%	1.06%	1.03%
3.04%	3.04%	3.06%	3.18%	3.32%	3.23%

2.76%	2.81%	2.84%	2.94%	3.06%	3.00%
4%	14%	8%	6%	20%	33%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13
$11.59	$11.95	$11.45	$11.44	$10.54	$11.64

0.13	0.26	0.27	0.28	0.28	0.29
(0.26)	(0.35)	0.50	0.01	0.90	(1.08)

(0.13)	(0.09)	0.77	0.29	1.18	(0.79)

(0.13)	(0.27)	(0.27)	(0.28)	(0.28)	(0.29)
—	—	—	—	—	(0.02)

(0.13)	(0.27)	(0.27)	(0.28)	(0.28)	(0.31)

$11.33	$11.59	$11.95	$11.45	$11.44	$10.54

(1.12% )	(0.71% )	6.78%	2.55%	11.35%	(7.00% )

$16,479	$17,073	$20,899	$17,825	$18,491	$21,152
1.55%	1.55%	1.55%	1.58%	1.55%	1.55%

1.83%	1.78%	1.77%	1.82%	1.81%	1.78%
2.29%	2.29%	2.31%	2.43%	2.57%	2.48%

2.01%	2.06%	2.09%	2.19%	2.31%	2.25%
4%	14%	8%	6%	20%	33%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				12/31/13[2]
2/28/18[1]	Year ended			to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14
$11.61	$11.97	$11.47	$11.46	$10.71

0.19	0.38	0.39	0.40	0.28
(0.25)	(0.35)	0.50	0.01	0.75

(0.06)	0.03	0.89	0.41	1.03

(0.19)	(0.39)	(0.39)	(0.40)	(0.28)

(0.19)	(0.39)	(0.39)	(0.40)	(0.28)

$11.36	$11.61	$11.97	$11.47	$11.46

(0.53% )	0.29%	7.84%	3.58%	9.69%

$32,445	$32,192	$19,929	$12,667	$1,769
0.55%	0.55%	0.55%	0.58%	0.55%

0.83%	0.78%	0.77%	0.82%	0.80%
3.29%	3.29%	3.31%	3.43%	3.55%

3.01%	3.06%	3.09%	3.19%	3.30%
4%	14%	8%	6%	20% [6]

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended					3/1/13
2/28/18[1]	Year ended				to	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13[2]	2/28/13
$8.14	$8.39	$8.15	$8.16	$7.59	$8.41	$8.26

0.14	0.28	0.29	0.29	0.29	0.15	0.32
(0.18)	(0.25)	0.24	(0.01)	0.57	(0.81)	0.15

(0.04)	0.03	0.53	0.28	0.86	(0.66)	0.47

(0.14)	(0.28)	(0.29)	(0.29)	(0.29)	(0.15)	(0.32)
(0.01)	—	—	—	—	(0.01)	—

(0.15)	(0.28)	(0.29)	(0.29)	(0.29)	(0.16)	(0.32)

$7.95	$8.14	$8.39	$8.15	$8.16	$7.59	$8.41

(0.59% )	0.48%	6.60%	3.45%	11.58%	(7.94% )	5.73%

$389,461	$399,001	$439,379	$441,904	$451,301	$453,451	$524,539
0.88%	0.88%	0.88%	0.89%	0.88%	0.88%	0.88%

0.93%	0.94%	0.94%	0.95%	0.95%	1.00%	0.98%
3.44%	3.51%	3.50%	3.51%	3.73%	3.64%	3.77%

3.39%	3.45%	3.44%	3.45%	3.66%	3.52%	3.67%
13%	15%	14%	13%	7%	5%	20%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended Aug. 31, 2013, the Fund changed its fiscal year end from February to August. Ratios have been annualized and portfolio turnover and total return have not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended				3/1/13 to	Year ended
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14	8/31/13[2]	2/28/13
$8.14	$8.39	$8.15	$8.16	$7.59	$8.41	$8.26

0.11	0.22	0.23	0.23	0.23	0.12	0.25
(0.17)	(0.25)	0.24	(0.01)	0.57	(0.81)	0.15

(0.06)	(0.03)	0.47	0.22	0.80	(0.69)	0.40

(0.11)	(0.22)	(0.23)	(0.23)	(0.23)	(0.12)	(0.25)
(0.01)	—	—	—	—	(0.01)	—

(0.12)	(0.22)	(0.23)	(0.23)	(0.23)	(0.13)	(0.25)

$7.96	$8.14	$8.39	$8.15	$8.16	$7.59	$8.41

(0.84% )	(0.27% )	5.79%	2.67%	10.74%	(8.29% )	4.93%

$32,567	$33,298	$36,215	$32,799	$32,096	$32,617	$39,572
1.64%	1.64%	1.64%	1.65%	1.64%	1.64%	1.64%

1.69%	1.70%	1.70%	1.71%	1.71%	1.71%	1.69%
2.68%	2.75%	2.74%	2.75%	2.97%	2.87%	3.01%

2.63%	2.69%	2.68%	2.69%	2.90%	2.80%	2.96%
13%	15%	14%	13%	7%	5%	20%

Financial highlights

Delaware Tax-Free Pennsylvania Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Feb. 28, 2018 are reflected on the “Statement of operations.”

[6]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 2/28/18[1]	Year ended			12/31/13[2] to
(Unaudited)	8/31/17	8/31/16	8/31/15	8/31/14
$8.13	$8.38	$8.14	$8.16	$7.67

0.15	0.30	0.31	0.31	0.23
(0.17)	(0.25)	0.24	(0.02)	0.49

(0.02)	0.05	0.55	0.29	0.72

(0.15)	(0.30)	(0.31)	(0.31)	(0.23)
(0.01)	—	—	—	—

(0.16)	(0.30)	(0.31)	(0.31)	(0.23)

$7.95	$8.13	$8.38	$8.14	$8.16

(0.35% )	0.73%	6.86%	3.57%	9.44%

$38,087	$33,373	$26,372	$16,740	$3,733
0.64%	0.64%	0.64%	0.65%	0.64%

0.69%	0.70%	0.70%	0.71%	0.71%
3.68%	3.75%	3.74%	3.75%	3.89%

3.63%	3.69%	3.68%	3.69%	3.82%
13%	15%	14%	13%	7% [6]

Notes to financial statements

Delaware state tax-free funds	February 28, 2018 (Unaudited)

Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series:

Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Delaware Group® State Tax-Free Income Trust is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund. Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, and Delaware Group State Tax-Free Income Trust are each referred to as a Trust, or collectively as the Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund (each a Fund, or collectively, the Funds). The Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income taxes in the respective applicable state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV) per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Trust’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or to be taken on each Fund’s federal income tax returns through the six months ended Feb. 28, 2018 and for all open tax years (years ended Aug. 31, 2015–Aug. 31, 2017), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the six months ended Feb. 28, 2018, none of the Funds incurred any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.”

Notes to financial statements

Delaware state tax-free funds

1. Significant Accounting Policies (continued)

For the six months ended Feb. 28, 2018, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund	Delaware Tax-Free Pennsylvania Fund
$585	$551	$9	$—	$407	$1,727

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Feb. 28, 2018, each Fund earned the following amounts under this agreement:

Delaware
Delaware	Delaware	Delaware	Delaware	Delaware	Tax-Free
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Pennsylvania
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund	Fund
$25	$20	$61	$28	$19	$177

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona	California	Colorado	Idaho	New York	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of each Fund’s average daily net assets from Sept. 1, 2017 through Feb. 28, 2018* as shown on the next page. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund.

	Delaware	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona	California	Colorado	Idaho	New York	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.61%	0.55%	0.64%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund in the Delaware Funds then pays its relative portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended Feb. 28, 2018, each Fund was charged for these services as follows:

Delaware
Delaware	Delaware	Delaware	Delaware	Delaware	Tax-Free
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Pennsylvania
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund	Fund
$3,447	$3,855	$5,765	$3,981	$3,670	$10,705

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Feb. 28, 2018, each Fund was charged for these services as follows:

Delaware
Delaware	Delaware	Delaware	Delaware	Delaware	Tax-Free
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Pennsylvania
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund	Fund
$7,562	$9,666	$19,532	$10,318	$8,714	$45,051

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares (except for Delaware Tax-Free Pennsylvania Fund). The Board for Delaware Tax-Free Pennsylvania Fund has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (2) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All of the

Notes to financial statements

Delaware state tax-free funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund’s Class A shareholders bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Each Fund pays 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended Feb. 28, 2018, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware
Delaware	Delaware	Delaware	Delaware	Delaware	Tax-Free
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Pennsylvania
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund	Fund
$737	$936	$1,877	$1,004	$7,313	$4,327

For the six months ended Feb. 28, 2018, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware
Delaware	Delaware	Delaware	Delaware	Delaware	Tax-Free
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Pennsylvania
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund	Fund
$1,546	$3,189	$17,066	$3,154	$5,483	$19,390

For the six months ended Feb. 28, 2018, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares. These commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Delaware
	Delaware	Delaware	Delaware	Delaware	Delaware	Tax-Free
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Pennsylvania
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund	Fund
Class C	$—	$36	$384	$3,142	$20	$1,065

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Feb. 28, 2018, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, and Delaware Tax-Free Idaho Fund did not engage in securities cross trades for the six months ended Feb. 28, 2018. Pursuant to these procedures, for the six months ended Feb. 28, 2018, the following Funds engaged in securities purchases and securities sales, as follows, which did not result in net realized gains (losses):

	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free
	Colorado Fund	New York Fund	Pennsylvania Fund
Purchases	$2,400,926	$—	$2,500,533
Sales	5,937,722	550,203	2,200,854

*The aggregate contractual waiver period covering this report is from Dec. 29, 2016 through Dec. 29, 2018.

3. Investments

For the six months ended Feb. 28, 2018, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware		Delaware	Delaware	Delaware	Delaware
	Tax-Free	Delaware	Tax-Free	Tax-Free
	Arizona	Tax-Free	Colorado	Idaho	Tax-Free	Tax-Free
	Fund	California Fund	Fund	Fund	New York Fund	Pennsylvania Fund
Purchases	$2,923,282	$9,878,532	$11,233,523	$9,066,783	$4,537,780	$63,817,005
Sales	4,864,925	7,596,129	7,413,244	11,508,918	3,900,467	58,335,641

At Feb. 28, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2018, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

Notes to financial statements

Delaware state tax-free funds

3. Investments (continued)

	Delaware	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona	California	Colorado	Idaho	New York	Pennsylvania
	Fund	Fund	Fund	Fund	Fund	Fund
Cost of investments	$73,500,044	$93,183,948	$189,910,662	$99,736,028	$85,386,214	$435,683,519

Aggregate unrealized appreciation of investments	$3,056,043	$4,828,523	$8,713,884	$3,073,237	$3,206,361	$21,191,230
Aggregate unrealized depreciation of investments	(367,505)	(461,914)	(552,071)	(572,333)	(522,041)	(1,197,542)

Net unrealized appreciation of investments	$2,688,538	$4,366,609	$8,161,813	$2,500,904	$2,684,320	$19,993,688

Qualified late year losses represent losses realized on investment transactions from Nov. 1, 2016 through Aug. 31, 2017 that, in accordance with federal income tax regulations, Delaware Tax-Free California Fund has elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

	Pre-enactment capital loss	No expiration
	Expiration date	Post-enactment capital loss character
	2019	Short-term	Long-term	Total
Delaware Tax-Free Arizona Fund	$ —	$ 122,999	$ 878,516	$1,001,515
Delaware Tax-Free California Fund	275,180	—	—	275,180
Delaware Tax-Free Colorado Fund	—	2,993,345	1,010,571	4,003,916
Delaware Tax-Free Idaho Fund	—	1,833,277	3,077,531	4,910,808
Delaware Tax-Free New York Fund	—	716,779	—	716,779
Delaware Tax-Free Pennsylvania Fund	—	206,243	—	206,243

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Delaware Tax-Free Arizona Fund
Securities	Level 2

Assets:

Municipal Bonds	$74,688,582
Short-Term Investments	1,500,000
Total Value of Securities	$76,188,582

Notes to financial statements

Delaware state tax-free funds

3. Investments (continued)

Delaware Tax-Free California Fund
Securities	Level 2

Assets:

Municipal Bonds	$96,950,557
Short-Term Investments	600,000
Total Value of Securities	$97,550,557

	Delaware Tax-Free Colorado Fund
Securities	Level 1	Level 2	Total

Assets:

Municipal Bonds	$—	$197,436,168	$197,436,168
Short-Term Investments[1]	86,307	550,000	636,307

Total Value of Securities	$86,307	$197,986,168	$198,072,475

Delaware Tax-Free Idaho Fund
Securities	Level 2

Assets:

Municipal Bonds	$102,236,931

Delaware Tax-Free New York Fund
Securities	Level 2

Assets:

Municipal Bonds	$87,070,534
Short-Term Investments	1,000,000
Total Value of Securities	$88,070,534

Delaware Tax-Free Pennsylvania Fund
Securities	Level 2

Assets:

Municipal Bonds	$454,577,207
Short-Term Investments	1,100,000
Total Value of Securities	$455,677,207

1Security type is valued across multiple levels. Level 1 investments represent open-end investment company investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type for the Funds:

Delaware
Tax-Free
Short-Term Investments	Colorado Fund
Level 1	13.56%
Level 2	86.44%
Total	100.00%

During the six months ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Sept. 1, 2017.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended Feb. 28, 2018, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/18	8/31/17	2/28/18	8/31/17	2/28/18	8/31/17
Shares sold:
Class A	150,196	359,663	172,509	383,352	642,464	985,610
Class C	5,358	33,021	66,888	165,912	86,224	175,888
Institutional Class	233,059	551,220	453,597	1,850,334	454,341	966,015

Shares issued upon reinvestment of dividends and distributions:
Class A	73,933	150,218	63,748	139,705	213,043	447,177
Class C	4,978	11,462	14,675	30,683	16,977	35,948
Institutional Class	9,959	10,753	25,821	39,148	30,375	45,871

	477,483	1,116,337	797,238	2,609,134	1,443,424	2,656,509

Shares redeemed:
Class A	(363,676)	(985,974)	(309,138)	(1,135,425)	(689,982)	(2,444,547)
Class C	(17,693)	(165,678)	(64,749)	(347,130)	(151,114)	(208,668)
Institutional Class	(159,350)	(253,082)	(256,256)	(970,674)	(178,661)	(306,096)

	(540,719)	(1,404,734)	(630,143)	(2,453,229)	(1,019,757)	(2,959,311)

Net increase (decrease)	(63,236)	(288,397)	167,095	155,905	423,667	(302,802)

Notes to financial statements

Delaware state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund		Delaware Tax-Free Pennsylvania Fund
	Six months	Year	Six months	Year	Six months	Year
	ended	ended	ended	ended	ended	ended
	2/28/18	8/31/17	2/28/18	8/31/17	2/28/18	8/31/17
Shares sold:
Class A	107,383	712,236	254,179	408,454	1,632,852	2,984,986
Class C	95,421	421,970	139,952	143,125	187,285	520,671
Institutional Class	799,853	514,605	413,662	1,640,607	1,148,515	2,422,421

Shares issued upon reinvestment of dividends and distributions:
Class A	73,834	156,594	48,884	112,866	749,057	1,487,678
Class C	24,615	55,720	13,500	28,463	55,710	109,128
Institutional Class	19,347	25,155	41,854	67,421	75,200	114,073

	1,120,453	1,886,280	912,031	2,400,936	3,848,619	7,638,957

Shares redeemed:
Class A	(704,636)	(921,199)	(345,085)	(1,648,934)	(2,431,483)	(7,851,159)
Class C	(522,070)	(536,178)	(172,685)	(447,347)	(239,021)	(857,681)
Institutional Class	(226,767)	(356,651)	(370,798)	(600,075)	(534,438)	(1,580,938)

	(1,453,473)	(1,814,028)	(888,568)	(2,696,356)	(3,204,942)	(10,289,778)

Net increase (decrease)	(333,020)	72,252	23,463	(295,420)	643,677	(2,650,821)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous pages and the “Statements of changes in net assets.“ For the six months ended Feb. 28, 2018 and the year ended Aug. 31, 2017, the Funds had the following exchange transactions.

			Six months ended
			2/28/18
	Exchange Redemptions		Exchange Subscriptions
			Institutional
	Class A	Class C	Class
	Shares	Shares	Shares	Value
Delaware Tax-Free Colorado Fund	20,057	—	20,065	$226,430
Delaware Tax-Free Idaho Fund	70,345	—	70,345	789,973
Delaware Tax-Free Pennsylvania Fund	38,921	3,774	42,750	345,591

			Year ended
			8/31/17
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Delaware Tax-Free Arizona Fund	352,645	8,623	8,661	353,311	$4,090,914
Delaware Tax-Free California Fund	207,994	—	—	208,391	2,491,064
Delaware Tax-Free Colorado Fund	231,508	4,796	—	236,773	2,621,378
Delaware Tax-Free Idaho Fund	41,681	2,629	—	44,359	504,209
Delaware Tax-Free New York Fund	434,101	—	—	434,952	4,952,348
Delaware Tax-Free Pennsylvania Fund	700,054	64,109	2,538	763,686	6,134,831

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Funds had no amounts outstanding as of Feb. 28, 2018, or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure

Notes to financial statements

Delaware state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

At Feb. 28, 2018, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund	Pennsylvania Fund
American Capital Access	1.30%	—	—	—	—	—
Assured Guaranty Corporation	—	—	—	—	—	3.35%
Assured Guaranty Municipal Corporation	3.55%	1.49%	4.47%	9.61%	0.62%	2.49%
AMBAC Assurance Corporation	1.28%	—	—	—	—	0.17%
Build America Mutual Assurance	—	—	1.13%	—	—	0.59%
National Public Finance Guarantee Corporation	—	1.40%	—	—	0.85%	—
Syncora Guarantee Inc.	—	—	2.10%	—	—	—

	6.13%	2.89%	7.70%	9.61%	1.47%	6.60%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities held by the Funds have been identified on the “Schedules of investments.”

Notes to financial statements

Delaware state tax-free funds

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in each Fund’s most recent Form N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	May 3, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 3, 2018